Schedule of Investments
CORE BOND FUND	June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 2.5%
Commercial Mortgage-Backed Securities – 2.5%
BANK, Series 2019-BN16, Class A4
4.01%, 2/15/52	$1,000	$1,146
Benchmark Mortgage Trust, Series 2018-B2, Class A2
3.66%, 2/15/51	765	793
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	920	981
DBJPM Mortgage Trust, Series 2016-C3, Class A5
2.89%, 8/10/49	320	340
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5
3.72%, 3/15/50	1,370	1,521
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.10%, 5/15/46	100	104
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	375	409
		5,294
Total Asset-Backed Securities
(Cost $5,047)		5,294

CORPORATE BONDS – 37.3%
Aerospace & Defense – 0.8%
Boeing (The) Co.,
2.20%, 2/4/26	540	545
2.95%, 2/1/30	175	179
5.81%, 5/1/50	290	391
3.95%, 8/1/59	140	146
Northrop Grumman Corp.,
2.93%, 1/15/25	135	144
Precision Castparts Corp.,
4.38%, 6/15/45	135	163
Teledyne Technologies, Inc.,
2.25%, 4/1/28	110	112
		1,680
Airlines – 0.2%
Southwest Airlines Co.,
5.13%, 6/15/27	350	412
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.3% continued
Apparel & Textile Products – 0.1%
VF Corp.,
2.95%, 4/23/30	$240	$254
Automobiles Manufacturing – 0.6%
General Motors Co.,
6.75%, 4/1/46	220	317
General Motors Financial Co., Inc.,
2.70%, 8/20/27	550	572
Hyundai Capital America,
2.00%, 6/15/28 (1)	310	307
		1,196
Banks – 0.3%
Wells Fargo & Co.,
3.00%, 10/23/26	400	432
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (2)	220	228
		660
Biotechnology – 0.6%
Amgen, Inc.,
3.13%, 5/1/25	295	318
2.20%, 2/21/27	315	327
2.30%, 2/25/31	255	258
Gilead Sciences, Inc.,
2.60%, 10/1/40	185	178
Regeneron Pharmaceuticals, Inc.,
2.80%, 9/15/50	125	114
		1,195
Cable & Satellite – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.05%, 3/30/29	250	295
6.38%, 10/23/35	575	769
Comcast Corp.,
1.50%, 2/15/31	295	279
Cox Communications, Inc.,
2.95%, 10/1/50 (1)	205	194
Time Warner Cable LLC,
5.88%, 11/15/40	200	259
		1,796
Chemicals – 0.9%
Avery Dennison Corp.,
2.65%, 4/30/30	200	206

NORTHERN FUNDS QUARTERLY REPORT     1    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.3% continued
Chemicals – 0.9%continued
Dow Chemical (The) Co.,
3.63%, 5/15/26	$200	$221
3.60%, 11/15/50	100	108
LYB International Finance III LLC,
2.25%, 10/1/30	100	100
4.20%, 5/1/50	100	115
NewMarket Corp.,
2.70%, 3/18/31	330	330
PPG Industries, Inc.,
2.55%, 6/15/30	200	207
RPM International, Inc.,
4.55%, 3/1/29	260	298
Sherwin-Williams (The) Co.,
3.95%, 1/15/26	200	223
		1,808
Commercial Finance – 0.4%
Air Lease Corp.,
1.88%, 8/15/26	185	185
3.00%, 2/1/30	130	132
GATX Corp.,
4.00%, 6/30/30	185	208
3.10%, 6/1/51	125	120
GE Capital Funding LLC,
3.45%, 5/15/25 (1)	250	272
		917
Communications Equipment – 0.3%
Motorola Solutions, Inc.,
2.30%, 11/15/30	280	275
2.75%, 5/24/31	280	286
		561
Construction Materials Manufacturing – 0.2%
Carlisle Cos., Inc.,
2.75%, 3/1/30	210	219
Martin Marietta Materials, Inc.,
2.50%, 3/15/30	300	305
		524
Consumer Finance – 1.0%
Ally Financial, Inc.,
5.80%, 5/1/25	320	372
Fidelity National Information Services, Inc.,
1.15%, 3/1/26	325	322
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.3% continued
Consumer Finance – 1.0%continued
3.10%, 3/1/41	$60	$61
Fiserv, Inc.,
3.20%, 7/1/26	445	482
Global Payments, Inc.,
1.20%, 3/1/26	310	307
2.90%, 5/15/30	255	266
Western Union (The) Co.,
2.75%, 3/15/31	360	359
		2,169
Consumer Services – 0.3%
Block Financial LLC,
2.50%, 7/15/28	270	271
3.88%, 8/15/30	275	297
		568
Containers & Packaging – 0.2%
Berry Global, Inc.,
1.57%, 1/15/26 (1)	115	115
Graphic Packaging International LLC,
1.51%, 4/15/26 (1)	245	244
Packaging Corp. of America,
3.40%, 12/15/27	109	119
		478
Department Stores – 0.1%
Nordstrom, Inc.,
5.00%, 1/15/44	200	199
Design, Manufacturing & Distribution – 0.2%
Jabil, Inc.,
1.70%, 4/15/26	260	262
3.60%, 1/15/30	140	151
		413
Diversified Banks – 2.4%
Bank of America Corp.,
(Variable, ICE LIBOR USD 3M + 2.66%), 4.30%, 1/28/25 (2) (3)	595	615
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (2)	100	103
(Variable, U.S. SOFR + 1.22%), 2.65%, 3/11/32 (2)	520	534
Citigroup, Inc.,
(Variable, U.S. SOFR + 0.67%), 0.98%, 5/1/25 (2)	340	341
(Variable, ICE LIBOR USD 3M + 1.15%), 3.52%, 10/27/28 (2)	370	405

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.3% continued
Diversified Banks – 2.4%continued
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (2)	$385	$450
(Variable, U.S. SOFR + 1.17%), 2.56%, 5/1/32 (2)	275	280
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 3.38%), 5.00%, 8/1/24 (2) (3)	650	687
3.88%, 9/10/24	165	180
(Variable, U.S. SOFR + 3.13%), 4.60%, 2/1/25 (2) (3)	415	430
(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (2)	300	310
(Variable, U.S. SOFR + 0.70%), 1.04%, 2/4/27 (2)	370	364
(Variable, U.S. SOFR + 1.07%), 1.95%, 2/4/32 (2)	435	422
		5,121
Educational Services – 0.1%
Massachusetts Institute of Technology,
2.99%, 7/1/50	50	55
President and Fellows of Harvard College,
4.88%, 10/15/40	50	68
		123
Electrical Equipment Manufacturing – 0.7%
Acuity Brands Lighting, Inc.,
2.15%, 12/15/30	295	292
Hubbell, Inc.,
2.30%, 3/15/31	240	241
Keysight Technologies, Inc.,
4.55%, 10/30/24	83	92
3.00%, 10/30/29	280	296
Vontier Corp.,
1.80%, 4/1/26 (1)	250	248
2.40%, 4/1/28 (1)	250	249
		1,418
Entertainment Content – 0.7%
Discovery Communications LLC,
3.63%, 5/15/30	300	327
ViacomCBS, Inc.,
3.70%, 6/1/28	290	323
4.95%, 5/19/50	135	170
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.3% continued
Entertainment Content – 0.7%continued
Walt Disney (The) Co.,
1.75%, 1/13/26	$445	$458
2.20%, 1/13/28	255	264
		1,542
Exploration & Production – 0.4%
ConocoPhillips,
6.50%, 2/1/39	100	148
Diamondback Energy, Inc.,
3.13%, 3/24/31	370	383
Hess Corp.,
7.13%, 3/15/33	265	359
		890
Financial Services – 2.7%
Ares Capital Corp.,
4.25%, 3/1/25	215	232
Ares Finance Co. III LLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.24%), 4.13%, 6/30/51 (1) (2)	513	514
Charles Schwab (The) Corp.,
(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (2) (3)	185	195
FMR LLC,
6.45%, 11/15/39 (1)	175	255
FS KKR Capital Corp.,
4.13%, 2/1/25	635	675
Goldman Sachs BDC, Inc.,
3.75%, 2/10/25	195	209
Goldman Sachs Group (The), Inc.,
3.50%, 4/1/25	310	336
6.75%, 10/1/37	405	590
Intercontinental Exchange, Inc.,
2.65%, 9/15/40	300	288
Jefferies Group LLC,
2.75%, 10/15/32	225	226
Morgan Stanley,
(Variable, U.S. SOFR + 1.99%), 2.19%, 4/28/26 (2)	275	286
(Variable, U.S. SOFR + 0.88%), 1.59%, 5/4/27 (2)	187	188
(Variable, U.S. SOFR + 1.14%), 2.70%, 1/22/31 (2)	540	565
(Variable, U.S. SOFR + 1.03%), 1.79%, 2/13/32 (2)	405	389

NORTHERN FUNDS QUARTERLY REPORT     3    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.3% continued
Financial Services – 2.7%continued
Nasdaq, Inc.,
1.65%, 1/15/31	$320	$302
Oaktree Specialty Lending Corp.,
2.70%, 1/15/27	300	300
State Street Corp.,
(Variable, U.S. SOFR + 2.65%), 3.15%, 3/30/31 (2)	95	104
		5,654
Food & Beverage – 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 2/1/26	205	226
4.90%, 2/1/46	415	525
Coca-Cola (The) Co.,
7.38%, 7/29/93	110	219
Conagra Brands, Inc.,
1.38%, 11/1/27	200	195
Constellation Brands, Inc.,
2.88%, 5/1/30	195	205
Flowers Foods, Inc.,
2.40%, 3/15/31	120	120
Hormel Foods Corp.,
1.80%, 6/11/30	165	164
McCormick & Co., Inc.,
1.85%, 2/15/31	220	213
Pernod Ricard International Finance LLC,
1.25%, 4/1/28 (1)	200	192
Tyson Foods, Inc.,
4.35%, 3/1/29	155	180
		2,239
Hardware – 1.0%
Dell International LLC/EMC Corp.,
5.85%, 7/15/25	560	657
8.10%, 7/15/36	200	305
Hewlett Packard Enterprise Co.,
4.65%, 10/1/24	235	261
6.35%, 10/15/45	200	269
HP, Inc.,
2.65%, 6/17/31 (1)	520	519
		2,011
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.3% continued
Health Care Facilities & Services – 1.1%
Cardinal Health, Inc.,
4.90%, 9/15/45	$290	$347
Cigna Corp.,
1.25%, 3/15/26	330	331
2.38%, 3/15/31	240	243
CVS Health Corp.,
4.78%, 3/25/38	245	301
Fresenius Medical Care U.S. Finance III, Inc.,
1.88%, 12/1/26 (1)	209	209
Laboratory Corp. of America Holdings,
1.55%, 6/1/26	460	462
2.70%, 6/1/31	305	311
Quest Diagnostics, Inc.,
2.80%, 6/30/31	90	94
		2,298
Home Improvement – 0.1%
Masco Corp.,
1.50%, 2/15/28	110	107
Stanley Black & Decker, Inc.,
2.75%, 11/15/50	45	44
		151
Homebuilders – 0.4%
D.R. Horton, Inc.,
1.40%, 10/15/27	300	293
MDC Holdings, Inc.,
6.00%, 1/15/43	500	645
		938
Industrial Other – 0.0%
Emerson Electric Co.,
2.75%, 10/15/50	95	95
Integrated Oils – 0.4%
BP Capital Markets America, Inc.,
1.75%, 8/10/30	300	293
Chevron U.S.A., Inc.,
5.25%, 11/15/43	235	319
Exxon Mobil Corp.,
4.23%, 3/19/40	190	227
		839
Internet Media – 0.1%
Expedia Group, Inc.,
2.95%, 3/15/31	125	127

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.3% continued
Life Insurance – 0.9%
Aflac, Inc.,
1.13%, 3/15/26	$235	$235
Athene Global Funding,
2.50%, 3/24/28 (1)	370	379
Brighthouse Financial Global Funding,
1.55%, 5/24/26 (1)	315	318
Global Atlantic Fin Co.,
3.13%, 6/15/31 (1)	220	221
Protective Life Corp.,
8.45%, 10/15/39	430	691
		1,844
Machinery Manufacturing – 0.4%
CNH Industrial Capital LLC,
1.88%, 1/15/26	615	626
IDEX Corp.,
3.00%, 5/1/30	90	95
2.63%, 6/15/31	85	86
Xylem, Inc.,
2.25%, 1/30/31	120	121
		928
Managed Care – 0.5%
Anthem, Inc.,
2.38%, 1/15/25	175	183
4.65%, 1/15/43	380	473
UnitedHealth Group, Inc.,
2.30%, 5/15/31	310	318
		974
Mass Merchants – 0.2%
Dollar General Corp.,
3.50%, 4/3/30	335	368
Medical Equipment & Devices Manufacturing – 0.3%
Alcon Finance Corp.,
2.60%, 5/27/30 (1)	210	214
Boston Scientific Corp.,
1.90%, 6/1/25	185	191
DENTSPLY SIRONA, Inc.,
3.25%, 6/1/30	260	278
		683
Metals & Mining – 0.3%
Glencore Funding LLC,
1.63%, 4/27/26 (1)	315	316
3.88%, 10/27/27 (1)	115	127
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.3% continued
Metals & Mining – 0.3%continued
Southern Copper Corp.,
6.75%, 4/16/40	$100	$142
		585
Oil & Gas Services & Equipment – 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
4.08%, 12/15/47	85	97
Halliburton Co.,
2.92%, 3/1/30	100	104
5.00%, 11/15/45	100	122
NOV, Inc.,
3.60%, 12/1/29	155	162
		485
Pharmaceuticals – 0.4%
AbbVie, Inc.,
2.60%, 11/21/24	330	348
4.25%, 11/21/49	215	258
Mylan, Inc.,
5.20%, 4/15/48	175	215
		821
Pipeline – 1.1%
Boardwalk Pipelines L.P.,
4.80%, 5/3/29	240	276
Energy Transfer L.P.,
4.20%, 9/15/23	205	219
3.90%, 7/15/26	285	311
Kinder Morgan, Inc.,
4.30%, 6/1/25	200	223
2.00%, 2/15/31	200	192
MPLX L.P.,
4.88%, 6/1/25	305	344
4.13%, 3/1/27	200	224
4.50%, 4/15/38	200	230
ONEOK, Inc.,
4.00%, 7/13/27	300	332
		2,351
Power Generation – 0.2%
Liberty Utilities Finance GP 1,
2.05%, 9/15/30 (1)	360	347
NRG Energy, Inc.,
2.45%, 12/2/27 (1)	115	116
		463

NORTHERN FUNDS QUARTERLY REPORT     5    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.3% continued
Property & Casualty Insurance – 0.5%
Allstate (The) Corp.,
4.50%, 6/15/43	$150	$189
Berkshire Hathaway Finance Corp.,
1.85%, 3/12/30	60	61
Brown & Brown, Inc.,
2.38%, 3/15/31	270	270
Chubb INA Holdings, Inc.,
3.35%, 5/3/26	100	110
1.38%, 9/15/30	100	95
Marsh & McLennan Cos., Inc.,
3.75%, 3/14/26	100	111
4.90%, 3/15/49	100	136
Progressive (The) Corp.,
3.20%, 3/26/30	50	55
Willis North America, Inc.,
2.95%, 9/15/29	50	52
		1,079
Railroad – 0.1%
Union Pacific Corp.,
2.38%, 5/20/31	215	219
Real Estate – 2.6%
American Campus Communities Operating Partnership L.P.,
2.85%, 2/1/30	100	103
American Tower Corp.,
3.13%, 1/15/27	460	493
AvalonBay Communities, Inc.,
2.30%, 3/1/30	100	102
Boston Properties L.P.,
3.20%, 1/15/25	405	434
2.55%, 4/1/32	440	443
Brixmor Operating Partnership L.P.,
4.05%, 7/1/30	145	162
Crown Castle International Corp.,
1.05%, 7/15/26	370	361
Equinix, Inc.,
3.20%, 11/18/29	247	265
2.50%, 5/15/31	280	285
ERP Operating L.P.,
3.25%, 8/1/27	100	109
Essex Portfolio L.P.,
2.65%, 3/15/32	180	183
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.3% continued
Real Estate – 2.6%continued
Healthcare Realty Trust, Inc.,
2.40%, 3/15/30	$85	$85
Healthcare Trust of America Holdings L.P.,
3.75%, 7/1/27	50	55
Healthpeak Properties, Inc.,
3.25%, 7/15/26	165	179
Kimco Realty Corp.,
2.70%, 10/1/30	100	103
National Retail Properties, Inc.,
3.10%, 4/15/50	200	194
Office Properties Income Trust,
2.65%, 6/15/26	275	279
Omega Healthcare Investors, Inc.,
3.38%, 2/1/31	100	103
Realty Income Corp.,
4.13%, 10/15/26	200	227
Safehold Operating Partnership L.P.,
2.80%, 6/15/31	50	50
Simon Property Group L.P.,
2.65%, 7/15/30	400	414
STORE Capital Corp.,
2.75%, 11/18/30	100	101
Ventas Realty L.P.,
4.40%, 1/15/29	55	63
VEREIT Operating Partnership L.P.,
3.40%, 1/15/28	90	98
Welltower, Inc.,
2.70%, 2/15/27	100	106
Weyerhaeuser Co.,
4.00%, 11/15/29	415	473
		5,470
Refining & Marketing – 0.3%
Marathon Petroleum Corp.,
3.80%, 4/1/28	315	351
Phillips 66,
2.15%, 12/15/30	200	196
		547
Restaurants – 0.1%
Starbucks Corp.,
2.00%, 3/12/27	190	195

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.3% continued
Retail - Consumer Discretionary – 0.8%
Advance Auto Parts, Inc.,
1.75%, 10/1/27	$230	$228
Best Buy Co., Inc.,
1.95%, 10/1/30	305	296
eBay, Inc.,
3.60%, 6/5/27	195	217
Genuine Parts Co.,
1.88%, 11/1/30	200	193
Ross Stores, Inc.,
4.60%, 4/15/25	260	293
0.88%, 4/15/26	300	294
Tractor Supply Co.,
1.75%, 11/1/30	195	186
		1,707
Semiconductors – 0.6%
Broadcom, Inc.,
3.15%, 11/15/25	300	321
4.30%, 11/15/32	440	501
3.50%, 2/15/41 (1)	120	123
KLA Corp.,
5.65%, 11/1/34	115	147
Skyworks Solutions, Inc.,
1.80%, 6/1/26	45	45
3.00%, 6/1/31	85	87
		1,224
Software & Services – 1.6%
Broadridge Financial Solutions, Inc.,
2.90%, 12/1/29	236	249
Citrix Systems, Inc.,
4.50%, 12/1/27	240	272
Equifax, Inc.,
3.10%, 5/15/30	270	290
Fortinet, Inc.,
1.00%, 3/15/26	120	119
2.20%, 3/15/31	130	130
Infor, Inc.,
1.75%, 7/15/25 (1)	210	214
Leidos, Inc.,
3.63%, 5/15/25	95	103
Moody's Corp.,
4.25%, 2/1/29	315	365
Oracle Corp.,
2.30%, 3/25/28	150	154
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.3% continued
Software & Services – 1.6%continued
3.65%, 3/25/41	$245	$260
3.60%, 4/1/50	215	221
3.95%, 3/25/51	230	251
Roper Technologies, Inc.,
3.80%, 12/15/26	110	123
2.00%, 6/30/30	175	172
ServiceNow, Inc.,
1.40%, 9/1/30	95	89
Verisk Analytics, Inc.,
3.63%, 5/15/50	105	112
Vmware, Inc.,
4.70%, 5/15/30	200	237
		3,361
Supermarkets & Pharmacies – 0.3%
7-Eleven, Inc.,
1.80%, 2/10/31 (1)	240	229
Walgreens Boots Alliance, Inc.,
3.20%, 4/15/30	460	492
		721
Tobacco – 0.9%
Altria Group, Inc.,
3.40%, 2/4/41	485	462
BAT Capital Corp.,
4.70%, 4/2/27	630	712
Philip Morris International, Inc.,
1.75%, 11/1/30	320	309
Reynolds American, Inc.,
5.85%, 8/15/45	310	380
		1,863
Transportation & Logistics – 0.5%
JB Hunt Transport Services, Inc.,
3.88%, 3/1/26	310	345
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 7/15/25 (1)	490	539
Ryder System, Inc.,
2.90%, 12/1/26	100	107
		991
Travel & Lodging – 0.1%
Marriott International, Inc.,
3.13%, 6/15/26	200	212

NORTHERN FUNDS QUARTERLY REPORT     7    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.3% continued
Utilities – 4.0%
AES (The) Corp.,
1.38%, 1/15/26 (1)	$340	$337
Ameren Corp.,
3.50%, 1/15/31	500	548
American Electric Power Co., Inc.,
3.25%, 3/1/50	260	260
Avangrid, Inc.,
3.80%, 6/1/29	265	299
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	340	326
2.85%, 5/15/51	235	227
CenterPoint Energy, Inc.,
2.95%, 3/1/30	415	438
Consolidated Edison Co. of New York, Inc.,
3.00%, 12/1/60	225	208
Dominion Energy, Inc.,
3.07%, 8/15/24	165	175
DTE Energy Co.,
1.05%, 6/1/25	370	370
Duke Energy Corp.,
0.90%, 9/15/25	500	494
4.20%, 6/15/49	185	209
East Ohio Gas (The) Co.,
3.00%, 6/15/50 (1)	290	287
Entergy Texas, Inc.,
1.75%, 3/15/31	290	278
Eversource Energy,
1.65%, 8/15/30	335	321
Exelon Corp.,
5.63%, 6/15/35	380	500
NextEra Energy Capital Holdings, Inc.,
3.50%, 4/1/29	100	110
2.25%, 6/1/30	310	312
NiSource, Inc.,
3.60%, 5/1/30	200	221
Pacific Gas and Electric Co.,
4.55%, 7/1/30	235	251
PPL Capital Funding, Inc.,
4.00%, 9/15/47	185	218
Public Service Enterprise Group, Inc.,
0.80%, 8/15/25	370	366
San Diego Gas & Electric Co.,
1.70%, 10/1/30	200	193
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.3% continued
Utilities – 4.0%continued
Southern (The) Co.,
3.70%, 4/30/30	$310	$342
Southern California Gas Co.,
2.60%, 6/15/26	200	212
Southern Co. Gas Capital Corp.,
1.75%, 1/15/31	360	341
Xcel Energy, Inc.,
2.60%, 12/1/29	450	468
		8,311
Waste & Environment Services & Equipment – 0.1%
Republic Services, Inc.,
1.75%, 2/15/32	335	319
Wireless Telecommunications Services – 2.0%
AT&T, Inc.,
2.55%, 12/1/33 (1)	332	329
6.55%, 6/15/34	560	766
5.35%, 12/15/43	373	461
T-Mobile U.S.A., Inc.,
3.50%, 4/15/25	490	531
3.60%, 11/15/60	225	229
Verizon Communications, Inc.,
1.45%, 3/20/26	215	217
2.10%, 3/22/28	360	367
1.75%, 1/20/31	295	283
2.55%, 3/21/31	215	220
4.40%, 11/1/34	305	363
3.40%, 3/22/41	360	381
		4,147
Total Corporate Bonds
(Cost $76,192)		78,144

FOREIGN ISSUER BONDS – 12.7%
Banks – 2.3%
Australia & New Zealand Banking Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (2)	645	671
BPCE S.A.,
3.50%, 10/23/27 (1)	185	201
(Variable, U.S. SOFR + 1.31%), 2.28%, 1/20/32 (1) (2)	335	329

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.7% continued
Banks – 2.3%continued
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 3.04%), 3.55%, 9/18/31 (2)	$435	$463
(Variable, U.S. SOFR + 1.72%), 3.04%, 5/28/32 (2)	367	373
Intesa Sanpaolo S.p.A.,
3.88%, 1/12/28 (1)	210	227
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (2)	190	198
National Australia Bank Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.88%), 3.93%, 8/2/34 (1) (2)	255	276
Nationwide Building Society,
1.00%, 8/28/25 (1)	520	515
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR + 0.99%), 1.67%, 6/14/27 (2)	452	452
Westpac Banking Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.35%), 2.89%, 2/4/30 (2)	495	513
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (2)	270	297
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.75%), 2.67%, 11/15/35 (2)	250	246
		4,761
Biotechnology – 0.3%
Royalty Pharma PLC,
1.75%, 9/2/27 (1)	205	202
3.30%, 9/2/40 (1)	90	90
3.55%, 9/2/50 (1)	250	249
		541
Chemicals – 0.1%
Nutrien Ltd.,
4.00%, 12/15/26	200	225
Commercial Finance – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.75%, 1/30/26	205	203
4.63%, 10/15/27	185	207
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.7% continued
Commercial Finance – 0.5%continued
Aircastle Ltd.,
4.25%, 6/15/26	$215	$233
Avolon Holdings Funding Ltd.,
3.25%, 2/15/27 (1)	295	304
		947
Design, Manufacturing & Distribution – 0.4%
Flex Ltd.,
4.75%, 6/15/25	375	419
4.88%, 6/15/29	300	346
		765
Diversified Banks – 2.6%
Barclays PLC,
(Variable, U.S. SOFR + 2.71%), 2.85%, 5/7/26 (2)	400	423
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.90%), 2.65%, 6/24/31 (2)	400	405
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.90%), 3.56%, 9/23/35 (2)	502	523
BNP Paribas S.A.,
(Variable, U.S. SOFR + 1.51%), 3.05%, 1/13/31 (1) (2)	150	158
Credit Agricole S.A.,
3.25%, 1/14/30 (1)	250	263
HSBC Holdings PLC,
4.30%, 3/8/26	600	677
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.00%, 3/9/26 (2) (3)	165	168
Mitsubishi UFJ Financial Group, Inc.,
3.85%, 3/1/26	400	447
Natwest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 5/22/28 (2)	500	528
Societe Generale S.A.,
2.63%, 10/16/24 (1)	500	522
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 2.89%, 6/9/32 (1) (2)	310	314
3.63%, 3/1/41 (1)	250	254

NORTHERN FUNDS QUARTERLY REPORT     9    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.7% continued
Diversified Banks – 2.6%continued
Standard Chartered PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.46%, 1/14/27 (1) (2)	$165	$163
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.30%), 3.27%, 2/18/36 (1) (2)	307	308
Sumitomo Mitsui Financial Group, Inc.,
2.13%, 7/8/30	400	402
		5,555
Electrical Equipment Manufacturing – 0.2%
Johnson Controls International PLC,
5.13%, 9/14/45	34	45
Siemens Financieringsmaatschappij N.V.,
1.20%, 3/11/26 (1)	365	365
		410
Exploration & Production – 0.2%
Canadian Natural Resources Ltd.,
2.95%, 7/15/30	200	207
Santos Finance Ltd.,
3.65%, 4/29/31 (1)	210	215
		422
Financial Services – 1.3%
Credit Suisse Group A.G.,
(Variable, U.S. SOFR + 2.04%), 2.19%, 6/5/26 (1) (2)	565	579
(Variable, U.S. SOFR + 3.73%), 4.19%, 4/1/31 (1) (2)	235	264
(Variable, U.S. SOFR + 1.73%), 3.09%, 5/14/32 (1) (2)	312	321
JAB Holdings B.V.,
3.75%, 5/28/51 (1)	208	222
LSEGA Financing PLC,
1.38%, 4/6/26 (1)	370	371
2.00%, 4/6/28 (1)	370	374
UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.10%, 2/11/32 (1) (2)	625	612
		2,743
Food & Beverage – 0.2%
Coca-Cola Europacific Partners PLC,
1.50%, 1/15/27 (1)	323	321
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.7% continued
Food & Beverage – 0.2%continued
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	$205	$198
		519
Hardware – 0.1%
Lenovo Group Ltd.,
3.42%, 11/2/30(1)	105	110
Integrated Oils – 0.5%
Cenovus Energy, Inc.,
6.75%, 11/15/39	275	373
Shell International Finance B.V.,
4.38%, 5/11/45	250	307
TotalEnergies Capital International S.A.,
2.83%, 1/10/30	200	215
3.13%, 5/29/50	145	147
		1,042
Internet Media – 0.7%
Baidu, Inc.,
1.72%, 4/9/26	400	403
Prosus N.V.,
3.83%, 2/8/51 (1)	180	167
Tencent Holdings Ltd.,
2.99%, 1/19/23 (1)	305	316
2.88%, 4/22/31 (1)	324	334
3.94%, 4/22/61 (1)	216	239
		1,459
Life Insurance – 0.3%
Athene Holding Ltd.,
3.50%, 1/15/31	310	331
3.95%, 5/25/51	205	219
		550
Medical Equipment & Devices Manufacturing – 0.1%
Smith & Nephew PLC,
2.03%, 10/14/30	285	279
Metals & Mining – 0.4%
Barrick PD Australia Finance Pty. Ltd.,
5.95%, 10/15/39	50	69
BHP Billiton Finance U.S.A. Ltd.,
5.00%, 9/30/43	150	204
Teck Resources Ltd.,
6.25%, 7/15/41	300	392

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.7% continued
Metals & Mining – 0.4%continued
Vale Overseas Ltd.,
3.75%, 7/8/30	$100	$107
		772
Oil & Gas Services & Equipment – 0.0%
Schlumberger Investment S.A.,
2.65%, 6/26/30	100	105
Pharmaceuticals – 0.1%
GlaxoSmithKline Capital PLC,
3.00%, 6/1/24	190	202
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	105	114
		316
Retail - Consumer Discretionary – 0.1%
Alibaba Group Holding Ltd.,
2.70%, 2/9/41	280	267
Retail - Consumer Staples – 0.3%
Viterra Finance B.V.,
2.00%, 4/21/26(1)	555	556
Semiconductors – 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 1/15/27	505	558
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
2.70%, 5/1/25 (1)	95	100
		658
Sovereigns – 1.0%
Colombia Government International Bond,
3.00%, 1/30/30	250	245
Indonesia Government International Bond,
3.85%, 10/15/30	200	223
Israel Government International Bond,
2.75%, 7/3/30	200	213
Mexico Government International Bond,
3.25%, 4/16/30	250	258
4.50%, 1/31/50	250	266
Panama Government International Bond,
4.50%, 4/16/50	200	227
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.7% continued
Sovereigns – 1.0%continued
Peruvian Government International Bond,
2.84%, 6/20/30	$150	$154
Philippine Government International Bond,
3.75%, 1/14/29	250	283
Uruguay Government International Bond,
5.10%, 6/18/50	100	131
		2,000
Wireless Telecommunications Services – 0.4%
Orange S.A.,
5.38%, 1/13/42	100	135
Rogers Communications, Inc.,
2.90%, 11/15/26	200	213
Vodafone Group PLC,
4.38%, 5/30/28	200	233
4.25%, 9/17/50	200	234
		815
Wireline Telecommunications Services – 0.3%
British Telecommunications PLC,
5.13%, 12/4/28	330	392
Telefonica Emisiones S.A.,
4.10%, 3/8/27	300	338
		730
Total Foreign Issuer Bonds
(Cost $26,340)		26,547

U.S. GOVERNMENT AGENCIES – 21.9%
Fannie Mae – 15.1%
Pool #535714,
7.50%, 1/1/31	3	4
Pool #555599,
7.00%, 4/1/33	10	12
Pool #555691,
5.00%, 7/1/33	230	262
Pool #712130,
7.00%, 6/1/33	6	7
Pool #889641,
5.50%, 8/1/37	177	205
Pool #995802,
5.50%, 12/1/35	183	212

NORTHERN FUNDS QUARTERLY REPORT     11    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 21.9% continued
Fannie Mae – 15.1%continued
Pool #AB5209,
3.00%, 5/1/32	$335	$355
Pool #AD0248,
5.50%, 11/1/37	306	354
Pool #AD0494,
5.50%, 8/1/37	183	208
Pool #AD0925,
5.00%, 4/1/40	172	196
Pool #AL0065,
4.50%, 4/1/41	611	679
Pool #AL5119,
4.00%, 4/1/34	196	214
Pool #AL6041,
4.00%, 8/1/33	1,107	1,206
Pool #AL7497,
3.50%, 9/1/40	370	399
Pool #AL8352,
3.00%, 10/1/44	1,255	1,328
Pool #AQ5150,
2.50%, 11/1/42	941	983
Pool #AS3655,
4.50%, 10/1/44	237	260
Pool #AS5722,
3.50%, 9/1/45	114	122
Pool #AS6520,
3.50%, 1/1/46	389	415
Pool #AS6730,
3.50%, 2/1/46	516	551
Pool #AS7088,
2.50%, 5/1/31	168	176
Pool #AS7568,
4.50%, 7/1/46	775	844
Pool #AS8576,
4.50%, 12/1/46	226	247
Pool #AS8984,
4.50%, 3/1/47	176	192
Pool #BD7081,
4.00%, 3/1/47	631	678
Pool #BE3619,
4.00%, 5/1/47	612	657
Pool #BH4092,
4.50%, 10/1/47	441	478
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 21.9% continued
Fannie Mae – 15.1%continued
Pool #BH6175,
3.50%, 7/1/47	$134	$142
Pool #BJ0686,
4.00%, 4/1/48	243	259
Pool #BM1761,
4.00%, 8/1/44	191	210
Pool #BM4056,
4.00%, 3/1/45	234	255
Pool #BM4413,
4.50%, 12/1/47	598	649
Pool #BM5168,
2.50%, 6/1/46	404	422
Pool #BM5969,
3.00%, 11/1/46	1,300	1,382
Pool #BM5984,
5.00%, 5/1/49	150	165
Pool #BM5996,
5.00%, 12/1/48	100	109
Pool #BP6499,
3.00%, 7/1/50	468	489
Pool #BP6675,
2.50%, 9/1/40	650	675
Pool #CA6422,
3.00%, 7/1/50	654	684
Pool #FM1303,
3.00%, 1/1/48	689	733
Pool #FM1472,
3.50%, 3/1/34	119	128
Pool #FM1572,
3.00%, 9/1/48	183	192
Pool #FM2053,
3.50%, 8/1/44	1,050	1,137
Pool #FM2671,
4.00%, 1/1/48	201	217
Pool #FM3173,
3.50%, 7/1/47	592	638
Pool #FM3201,
3.50%, 4/1/34	279	301
Pool #FM3266,
3.00%, 4/1/48	1,196	1,271
Pool #FM3727,
3.00%, 7/1/50	506	529

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 21.9% continued
Fannie Mae – 15.1%continued
Pool #FM4172,
3.50%, 12/1/36	$1,297	$1,381
Pool #FM4491,
3.50%, 12/1/36	1,402	1,500
Pool #FM4605,
3.00%, 8/1/37	1,332	1,408
Pool #FM5237,
5.00%, 7/1/47	256	291
Pool #FM5383,
4.00%, 6/1/45	779	853
Pool #MA2232,
3.50%, 4/1/35	333	357
Pool #MA2864,
3.50%, 1/1/47	501	534
Pool #MA3088,
4.00%, 8/1/47	399	426
Pool #MA3183,
4.00%, 11/1/47	788	844
Pool #MA3184,
4.50%, 11/1/47	748	812
Pool #MA3211,
4.00%, 12/1/47	848	909
Pool #MA3448,
5.00%, 8/1/48	258	283
Pool #MA4186,
3.00%, 10/1/35	225	237
		31,666
Freddie Mac – 2.7%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,
3.59%, 1/25/25	460	499
Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	338	382
Pool #1B3575,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 11.40% Cap), 2.42%, 9/1/37(4)	4	4
Pool #1G2296,
(Floating, ICE LIBOR USD 1Y + 2.09%, 2.09% Floor, 11.34% Cap), 2.46%, 11/1/37(4)	10	10
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 21.9% continued
Freddie Mac – 2.7%continued
Pool #RD5026,
3.00%, 4/1/30	$121	$127
Pool #SB0084,
3.00%, 2/1/32	614	650
Pool #SB0216,
3.00%, 12/1/32	162	171
Pool #SB0328,
3.00%, 6/1/34	514	544
Pool #SD0033,
3.00%, 12/1/47	233	248
Pool #ZK7457,
3.50%, 2/1/29	245	262
Pool #ZM4714,
3.50%, 11/1/47	786	832
Pool #ZM5332,
3.00%, 1/1/48	386	404
Pool #ZS4687,
2.50%, 11/1/46	220	229
Pool #ZT0714,
5.00%, 10/1/48	256	281
Pool #ZT1333,
2.50%, 10/1/31	982	1,034
		5,677
Freddie Mac Gold – 2.0%
Pool #G16396,
3.50%, 2/1/33	132	142
Pool #G60948,
3.00%, 1/1/47	249	266
Pool #G61257,
3.00%, 11/1/46	2,021	2,123
Pool #Q15842,
3.00%, 2/1/43	474	504
Pool #Q42460,
4.00%, 6/1/46	92	99
Pool #Q44452,
3.00%, 11/1/46	699	734
Pool #Q63667,
4.50%, 5/1/49	196	211
		4,079

NORTHERN FUNDS QUARTERLY REPORT     13    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 21.9% continued
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	$401	$423
Government National Mortgage Association I – 0.2%
Pool #604183,
5.50%, 4/15/33	2	3
Pool #633627,
5.50%, 9/15/34	3	3
Pool #757013,
3.50%, 12/15/40	458	488
		494
Government National Mortgage Association II – 1.7%
Pool #784801,
3.50%, 6/20/47	469	503
Pool #784832,
2.50%, 10/20/45	690	722
Pool #MA0089,
4.00%, 5/20/42	654	721
Pool #MA0782,
3.00%, 2/20/43	527	560
Pool #MA0850,
2.50%, 3/20/43	320	335
Pool #MA1287,
4.50%, 9/20/43	122	135
Pool #MA1996,
4.00%, 6/20/44	124	135
Pool #MA2755,
4.00%, 4/20/45	94	103
Pool #MA3666,
5.00%, 5/20/46	233	264
		3,478
Total U.S. Government Agencies
(Cost $45,263)		45,817

U.S. GOVERNMENT OBLIGATIONS – 17.3%
U.S. Treasury Bonds – 9.8%
2.25%, 5/15/41	8,464	8,807
1.88%, 2/15/51	12,226	11,668
		20,475
U.S. Treasury Notes – 7.5%
0.13%, 2/28/23	9,953	9,941
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 17.3%continued
U.S. Treasury Notes – 7.5%continued
0.25%, 5/15/24	$5,135	$5,107
1.63%, 5/15/31	744	755
		15,803
Total U.S. Government Obligations
(Cost $35,281)		36,278

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 8.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(5) (6)	17,082,592	$17,083
Total Investment Companies
(Cost $17,083)		17,083

Total Investments – 99.8%
(Cost $205,206)		209,163
Other Assets less Liabilities – 0.2%		450
NET ASSETS – 100.0%		$209,613

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2021.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	Variable rate security. Rate as of June 30, 2021 is disclosed.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

A.G. - Aktiengesellschaft (German: Stock Corporation)

B.V. - Besloten Vennootschap (Dutch: Private Limited Liability Company)

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

L.P. - Limited Partnership

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

S.A. - Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. - Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$5,294	$—	$5,294
Corporate Bonds(1)	—	78,144	—	78,144
Foreign Issuer Bonds(1)	—	26,547	—	26,547
U.S. Government Agencies(1)	—	45,817	—	45,817
U.S. Government Obligations(1)	—	36,278	—	36,278
Investment Companies	17,083	—	—	17,083
Total Investments	$17,083	$192,080	$—	$209,163

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$30,263	$51,994	$65,174	$—	$17,083	17,082,592
NORTHERN FUNDS QUARTERLY REPORT     15    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 2.2%
Commercial Mortgage-Backed Securities – 2.2%
BANK, Series 2019-BN16, Class A4
4.01%, 2/15/52	$3,900	$4,467
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	5,805	6,191
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	2,400	2,650
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	4,910	5,362
		18,670
Total Asset-Backed Securities
(Cost $17,398)		18,670

CORPORATE BONDS – 46.3%
Aerospace & Defense – 1.1%
Boeing (The) Co.,
2.20%, 2/4/26	1,760	1,777
2.95%, 2/1/30	730	747
5.81%, 5/1/50	1,180	1,589
3.95%, 8/1/59	595	623
Howmet Aerospace, Inc.,
6.88%, 5/1/25	1,854	2,158
Northrop Grumman Corp.,
2.93%, 1/15/25	845	901
Precision Castparts Corp.,
4.38%, 6/15/45	515	620
Raytheon Technologies Corp.,
3.65%, 8/16/23	489	519
Teledyne Technologies, Inc.,
2.25%, 4/1/28	350	356
		9,290
Airlines – 0.3%
Southwest Airlines Co.,
5.13%, 6/15/27	1,530	1,800
United Airlines Pass Through Trust, Series 2020-1, Class B,
4.88%, 1/15/26	912	967
		2,767
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 46.3% continued
Apparel & Textile Products – 0.3%
VF Corp.,
2.40%, 4/23/25	$1,750	$1,835
2.95%, 4/23/30	545	577
		2,412
Automobiles Manufacturing – 0.9%
Ford Motor Co.,
9.00%, 4/22/25	2,520	3,107
General Motors Co.,
6.75%, 4/1/46	830	1,197
General Motors Financial Co., Inc.,
2.70%, 8/20/27	2,235	2,322
Hyundai Capital America,
2.00%, 6/15/28 (1)	1,230	1,220
		7,846
Banks – 0.3%
CIT Bank N.A.,
(Variable, U.S. SOFR + 1.72%), 2.97%, 9/27/25 (2)	750	785
Wells Fargo & Co.,
3.00%, 10/23/26	1,000	1,078
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (2)	960	996
		2,859
Biotechnology – 0.4%
Amgen, Inc.,
3.13%, 5/1/25	1,255	1,351
2.20%, 2/21/27	1,235	1,282
Gilead Sciences, Inc.,
2.60%, 10/1/40	620	597
Regeneron Pharmaceuticals, Inc.,
2.80%, 9/15/50	450	410
		3,640
Cable & Satellite – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.05%, 3/30/29	790	933
6.38%, 10/23/35	2,370	3,168
Comcast Corp.,
1.50%, 2/15/31	1,185	1,123
Cox Communications, Inc.,
2.95%, 10/1/50 (1)	845	800

FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 46.3% continued
Cable & Satellite – 1.0%continued
CSC Holdings LLC,
4.63%, 12/1/30 (1)	$2,580	$2,531
		8,555
Casinos & Gaming – 0.4%
Boyd Gaming Corp.,
4.75%, 12/1/27	2,470	2,557
Genting New York LLC/GENNY Capital, Inc.,
3.30%, 2/15/26 (1)	650	656
		3,213
Chemicals – 0.8%
Avery Dennison Corp.,
2.65%, 4/30/30	1,105	1,135
Dow Chemical (The) Co.,
3.63%, 5/15/26	700	774
3.60%, 11/15/50	350	378
LYB International Finance III LLC,
2.25%, 10/1/30	300	299
4.20%, 5/1/50	300	345
NewMarket Corp.,
2.70%, 3/18/31	1,060	1,060
RPM International, Inc.,
4.55%, 3/1/29	895	1,026
Sherwin-Williams (The) Co.,
3.95%, 1/15/26	800	893
Valvoline, Inc.,
3.63%, 6/15/31 (1)	670	670
		6,580
Commercial Finance – 0.4%
Air Lease Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.08%), 4.65%, 6/15/26 (2) (3)	1,305	1,352
1.88%, 8/15/26	725	726
GATX Corp.,
4.00%, 6/30/30	760	856
3.10%, 6/1/51	395	379
		3,313
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 46.3% continued
Communications Equipment – 0.2%
Motorola Solutions, Inc.,
2.30%, 11/15/30	$625	$614
2.75%, 5/24/31	1,100	1,123
		1,737
Construction Materials Manufacturing – 0.3%
Carlisle Cos., Inc.,
2.75%, 3/1/30	1,065	1,108
Martin Marietta Materials, Inc.,
2.50%, 3/15/30	1,135	1,154
		2,262
Consumer Finance – 1.7%
Ally Financial, Inc.,
5.80%, 5/1/25	1,060	1,232
Fidelity National Information Services, Inc.,
1.15%, 3/1/26	1,060	1,052
3.10%, 3/1/41	195	200
Fiserv, Inc.,
3.20%, 7/1/26	1,920	2,078
Global Payments, Inc.,
1.20%, 3/1/26	1,005	995
2.90%, 5/15/30	1,000	1,042
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	1,950	1,947
PennyMac Financial Services, Inc.,
5.38%, 10/15/25 (1)	2,040	2,147
Square, Inc.,
2.75%, 6/1/26 (1)	640	651
3.50%, 6/1/31 (1)	640	646
Starwood Property Trust, Inc.,
3.63%, 7/15/26 (1)	1,280	1,289
Western Union (The) Co.,
2.75%, 3/15/31	1,160	1,156
		14,435
Consumer Services – 0.3%
Block Financial LLC,
2.50%, 7/15/28	1,090	1,094
3.88%, 8/15/30	1,130	1,222
		2,316

NORTHERN FUNDS QUARTERLY REPORT     17    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 46.3% continued
Containers & Packaging – 0.8%
Berry Global, Inc.,
1.57%, 1/15/26 (1)	$415	$415
Flex Acquisition Co., Inc.,
7.88%, 7/15/26 (1)	1,830	1,903
Graphic Packaging International LLC,
1.51%, 4/15/26 (1)	790	786
Mauser Packaging Solutions Holding Co.,
7.25%, 4/15/25 (1)	2,805	2,749
Packaging Corp. of America,
3.40%, 12/15/27	585	643
		6,496
Department Stores – 0.2%
Nordstrom, Inc.,
4.25%, 8/1/31 (1)	650	677
5.00%, 1/15/44	790	787
		1,464
Design, Manufacturing & Distribution – 0.2%
Jabil, Inc.,
1.70%, 4/15/26	1,025	1,033
3.60%, 1/15/30	480	519
		1,552
Diversified Banks – 2.3%
Bank of America Corp.,
(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 3/15/28 (2) (3)	910	1,042
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (2)	1,095	1,129
(Variable, U.S. SOFR + 1.22%), 2.65%, 3/11/32 (2)	1,805	1,854
Citigroup, Inc.,
(Variable, U.S. SOFR + 0.67%), 0.98%, 5/1/25 (2)	1,320	1,323
(Variable, ICE LIBOR USD 3M + 1.15%), 3.52%, 10/27/28 (2)	1,200	1,314
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (2)	1,140	1,331
(Variable, U.S. SOFR + 1.17%), 2.56%, 5/1/32 (2)	1,080	1,099
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 3.38%), 5.00%, 8/1/24 (2) (3)	2,470	2,611
3.88%, 9/10/24	1,940	2,115
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 46.3% continued
Diversified Banks – 2.3%continued
(Variable, U.S. SOFR + 3.13%), 4.60%, 2/1/25 (2) (3)	$1,770	$1,834
(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (2)	1,275	1,318
(Variable, U.S. SOFR + 0.70%), 1.04%, 2/4/27 (2)	1,200	1,180
(Variable, U.S. SOFR + 1.07%), 1.95%, 2/4/32 (2)	1,400	1,360
		19,510
Educational Services – 0.1%
Massachusetts Institute of Technology,
2.99%, 7/1/50	200	218
President and Fellows of Harvard College,
4.88%, 10/15/40	200	273
		491
Electrical Equipment Manufacturing – 0.6%
Acuity Brands Lighting, Inc.,
2.15%, 12/15/30	1,145	1,134
Hubbell, Inc.,
2.30%, 3/15/31	770	771
Keysight Technologies, Inc.,
4.55%, 10/30/24	409	454
3.00%, 10/30/29	690	730
Vontier Corp.,
1.80%, 4/1/26 (1)	800	795
2.40%, 4/1/28 (1)	800	795
		4,679
Entertainment Content – 0.6%
Discovery Communications LLC,
3.63%, 5/15/30	1,000	1,091
ViacomCBS, Inc.,
4.95%, 5/19/50	810	1,023
Walt Disney (The) Co.,
1.75%, 1/13/26	1,850	1,902
2.20%, 1/13/28	1,045	1,083
		5,099
Exploration & Production – 1.3%
ConocoPhillips,
6.50%, 2/1/39	350	517
CrownRock L.P./CrownRock Finance, Inc.,
5.00%, 5/1/29 (1)	1,290	1,355

FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 46.3% continued
Exploration & Production – 1.3%continued
Diamondback Energy, Inc.,
3.13%, 3/24/31	$1,200	$1,244
Hess Corp.,
7.13%, 3/15/33	900	1,220
5.60%, 2/15/41	1,290	1,610
Ovintiv, Inc.,
6.50%, 8/15/34	1,235	1,630
SM Energy Co.,
5.63%, 6/1/25	1,665	1,648
WPX Energy, Inc.,
4.50%, 1/15/30	1,593	1,713
		10,937
Financial Services – 3.4%
Ares Capital Corp.,
4.25%, 3/1/25	925	997
Ares Finance Co. III LLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.24%), 4.13%, 6/30/51 (1) (2)	2,045	2,048
Charles Schwab (The) Corp.,
(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (2) (3)	693	732
FMR LLC,
6.45%, 11/15/39 (1)	1,265	1,846
FS KKR Capital Corp.,
4.13%, 2/1/25	2,620	2,784
Goldman Sachs BDC, Inc.,
3.75%, 2/10/25	830	888
Goldman Sachs Group (The), Inc.,
(Variable, ICE LIBOR USD 3M + 2.87%), 5.00%, 11/10/22 (2) (3)	1,795	1,817
3.50%, 4/1/25	1,320	1,432
6.75%, 10/1/37	1,275	1,857
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.75%, 9/15/24	2,000	2,090
5.25%, 5/15/27	1,465	1,513
Intercontinental Exchange, Inc.,
2.65%, 9/15/40	1,235	1,184
Jefferies Group LLC,
2.75%, 10/15/32	840	843
Morgan Stanley,
(Variable, U.S. SOFR + 1.99%), 2.19%, 4/28/26 (2)	1,160	1,204
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 46.3% continued
Financial Services – 3.4%continued
(Variable, U.S. SOFR + 0.88%), 1.59%, 5/4/27 (2)	$722	$727
(Variable, U.S. SOFR + 1.03%), 1.79%, 2/13/32 (2)	1,525	1,465
Nasdaq, Inc.,
1.65%, 1/15/31	1,060	1,001
Oaktree Specialty Lending Corp.,
2.70%, 1/15/27	1,180	1,180
Prospect Capital Corp.,
3.71%, 1/22/26	1,930	1,983
State Street Corp.,
(Variable, U.S. SOFR + 2.65%), 3.15%, 3/30/31 (2)	405	443
		28,034
Food & Beverage – 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 2/1/26	1,075	1,187
4.90%, 2/1/46	1,685	2,133
Coca-Cola (The) Co.,
7.38%, 7/29/93	470	936
Conagra Brands, Inc.,
1.38%, 11/1/27	765	747
Flowers Foods, Inc.,
2.40%, 3/15/31	385	386
Kraft Heinz Foods Co.,
4.63%, 1/30/29	605	704
5.00%, 6/4/42	1,235	1,508
McCormick & Co., Inc.,
1.85%, 2/15/31	705	681
NBM U.S. Holdings, Inc.,
7.00%, 5/14/26	1,825	1,967
Pernod Ricard International Finance LLC,
1.63%, 4/1/31 (1)	690	654
		10,903
Forest & Paper Products Manufacturing – 0.1%
Mercer International, Inc.,
5.13%, 2/1/29(1)	505	520
Hardware – 1.2%
Dell International LLC/EMC Corp.,
5.85%, 7/15/25	2,435	2,857
8.10%, 7/15/36	1,315	2,004

NORTHERN FUNDS QUARTERLY REPORT     19    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 46.3% continued
Hardware – 1.2%continued
Hewlett Packard Enterprise Co.,
4.65%, 10/1/24	$1,000	$1,112
6.35%, 10/15/45	1,235	1,659
HP, Inc.,
2.65%, 6/17/31 (1)	2,045	2,041
NCR Corp.,
8.13%, 4/15/25 (1)	620	678
		10,351
Health Care Facilities & Services – 1.4%
Cardinal Health, Inc.,
4.90%, 9/15/45	1,180	1,410
Cigna Corp.,
1.25%, 3/15/26	1,050	1,053
2.38%, 3/15/31	770	781
CVS Health Corp.,
4.78%, 3/25/38	775	953
DaVita, Inc.,
4.63%, 6/1/30 (1)	3,000	3,085
Fresenius Medical Care U.S. Finance III, Inc.,
1.88%, 12/1/26 (1)	819	819
Laboratory Corp. of America Holdings,
1.55%, 6/1/26	1,820	1,828
2.70%, 6/1/31	1,185	1,207
Quest Diagnostics, Inc.,
2.80%, 6/30/31	645	673
		11,809
Home Improvement – 0.1%
Masco Corp.,
1.50%, 2/15/28	350	342
Stanley Black & Decker, Inc.,
2.75%, 11/15/50	175	170
		512
Homebuilders – 0.4%
D.R. Horton, Inc.,
1.40%, 10/15/27	1,140	1,115
MDC Holdings, Inc.,
6.00%, 1/15/43	1,975	2,545
		3,660
Industrial Other – 0.1%
Emerson Electric Co.,
2.75%, 10/15/50	410	409
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 46.3% continued
Integrated Oils – 0.3%
BP Capital Markets America, Inc.,
1.75%, 8/10/30	$1,000	$976
Chevron U.S.A., Inc.,
5.25%, 11/15/43	795	1,081
Exxon Mobil Corp.,
4.23%, 3/19/40	635	758
		2,815
Internet Media – 0.0%
Expedia Group, Inc.,
2.95%, 3/15/31	395	400
Life Insurance – 1.6%
Aflac, Inc.,
1.13%, 3/15/26	755	756
Athene Global Funding,
2.50%, 3/24/28 (1)	1,185	1,215
Brighthouse Financial Global Funding,
1.55%, 5/24/26 (1)	1,235	1,246
Global Atlantic Fin Co.,
3.13%, 6/15/31 (1)	820	825
10/15/51 (1) (4)	1,291	1,292
Ohio National Financial Services, Inc.,
5.55%, 1/24/30 (1)	2,095	2,387
Protective Life Corp.,
8.45%, 10/15/39	3,475	5,580
		13,301
Machinery Manufacturing – 0.4%
CNH Industrial Capital LLC,
1.88%, 1/15/26	2,285	2,324
IDEX Corp.,
3.00%, 5/1/30	360	380
2.63%, 6/15/31	360	366
Xylem, Inc.,
2.25%, 1/30/31	575	579
		3,649
Managed Care – 0.8%
Anthem, Inc.,
3.50%, 8/15/24	1,500	1,616
2.38%, 1/15/25	715	749
Centene Corp.,
4.63%, 12/15/29	1,870	2,056
2.50%, 3/1/31	1,245	1,228

FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 46.3% continued
Managed Care – 0.8%continued
UnitedHealth Group, Inc.,
2.30%, 5/15/31	$1,235	$1,265
		6,914
Mass Merchants – 0.2%
Dollar General Corp.,
3.50%, 4/3/30	1,765	1,939
Medical Equipment & Devices Manufacturing – 0.3%
Alcon Finance Corp.,
2.60%, 5/27/30 (1)	750	766
Boston Scientific Corp.,
1.90%, 6/1/25	750	774
DENTSPLY SIRONA, Inc.,
3.25%, 6/1/30	1,025	1,096
		2,636
Metals & Mining – 0.7%
Glencore Funding LLC,
1.63%, 4/27/26 (1)	1,240	1,244
3.88%, 10/27/27 (1)	630	693
Kaiser Aluminum Corp.,
4.63%, 3/1/28 (1)	1,795	1,854
Novelis Corp.,
4.75%, 1/30/30 (1)	1,000	1,050
Southern Copper Corp.,
6.75%, 4/16/40	400	570
		5,411
Oil & Gas Services & Equipment – 0.2%
Halliburton Co.,
2.92%, 3/1/30	400	416
5.00%, 11/15/45	300	365
NOV, Inc.,
3.60%, 12/1/29	440	460
		1,241
Pharmaceuticals – 0.4%
AbbVie, Inc.,
2.60%, 11/21/24	1,375	1,450
4.25%, 11/21/49	830	995
Mylan, Inc.,
5.20%, 4/15/48	865	1,064
		3,509
Pipeline – 2.2%
Boardwalk Pipelines L.P.,
4.80%, 5/3/29	965	1,110
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 46.3% continued
Pipeline – 2.2%continued
Cheniere Energy Partners L.P.,
4.00%, 3/1/31 (1)	$1,290	$1,348
Energy Transfer L.P.,
4.20%, 9/15/23	1,005	1,075
3.90%, 7/15/26	1,685	1,840
EQM Midstream Partners L.P.,
6.50%, 7/15/48	2,160	2,311
ITT Holdings LLC,
8/1/29 (1) (4)	2,560	2,608
Kinder Morgan, Inc.,
4.30%, 6/1/25	600	668
2.00%, 2/15/31	1,300	1,250
MPLX L.P.,
4.88%, 6/1/25	1,185	1,338
4.13%, 3/1/27	700	782
4.50%, 4/15/38	700	803
ONEOK, Inc.,
4.00%, 7/13/27	1,250	1,382
Western Midstream Operating L.P.,
6.50%, 2/1/50	1,590	1,841
		18,356
Power Generation – 0.9%
Calpine Corp.,
4.50%, 2/15/28 (1)	2,185	2,229
Liberty Utilities Finance GP 1,
2.05%, 9/15/30 (1)	1,070	1,032
NRG Energy, Inc.,
2.45%, 12/2/27 (1)	415	418
3.63%, 2/15/31 (1)	2,025	1,990
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	660	683
Terraform Global Operating LLC,
6.13%, 3/1/26 (1)	1,035	1,067
		7,419
Property & Casualty Insurance – 0.7%
Allstate (The) Corp.,
4.50%, 6/15/43	600	754
Brown & Brown, Inc.,
2.38%, 3/15/31	1,155	1,154
Chubb INA Holdings, Inc.,
3.35%, 5/3/26	400	439
1.38%, 9/15/30	300	285

NORTHERN FUNDS QUARTERLY REPORT     21    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 46.3% continued
Property & Casualty Insurance – 0.7%continued
Liberty Mutual Group, Inc.,
4.30%, 2/1/61 (1)	$1,950	$1,781
Marsh & McLennan Cos., Inc.,
3.75%, 3/14/26	400	445
4.90%, 3/15/49	300	410
Progressive (The) Corp.,
3.20%, 3/26/30	250	275
Willis North America, Inc.,
2.95%, 9/15/29	200	210
		5,753
Publishing & Broadcasting – 0.5%
Lamar Media Corp.,
3.63%, 1/15/31 (1)	1,010	987
News Corp.,
3.88%, 5/15/29 (1)	880	889
TEGNA, Inc.,
5.00%, 9/15/29	1,850	1,936
		3,812
Railroad – 0.1%
Union Pacific Corp.,
2.38%, 5/20/31	810	826
Real Estate – 3.8%
American Campus Communities Operating Partnership L.P.,
2.85%, 2/1/30	1,044	1,074
American Tower Corp.,
3.13%, 1/15/27	1,770	1,899
AvalonBay Communities, Inc.,
2.30%, 3/1/30	250	256
Boston Properties L.P.,
2.55%, 4/1/32	1,420	1,429
Brixmor Operating Partnership L.P.,
4.05%, 7/1/30	600	671
Crown Castle International Corp.,
1.05%, 7/15/26	1,200	1,172
EPR Properties,
4.50%, 4/1/25	1,500	1,605
4.50%, 6/1/27	2,215	2,362
Equinix, Inc.,
3.20%, 11/18/29	1,015	1,089
2.50%, 5/15/31	1,100	1,119
ERP Operating L.P.,
3.25%, 8/1/27	250	271
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 46.3% continued
Real Estate – 3.8%continued
Essex Portfolio L.P.,
2.65%, 3/15/32	$845	$857
Healthcare Realty Trust, Inc.,
2.40%, 3/15/30	1,860	1,869
Healthpeak Properties, Inc.,
3.25%, 7/15/26	655	711
Iron Mountain, Inc.,
4.88%, 9/15/27 (1)	1,765	1,830
iStar, Inc.,
4.75%, 10/1/24	1,700	1,789
Kimco Realty Corp.,
2.70%, 10/1/30	500	514
MPT Operating Partnership L.P./MPT Finance Corp.,
3.50%, 3/15/31	1,940	1,959
National Retail Properties, Inc.,
3.10%, 4/15/50	810	786
Office Properties Income Trust,
2.65%, 6/15/26	1,090	1,106
Realty Income Corp.,
4.13%, 10/15/26	500	567
Safehold Operating Partnership L.P.,
2.80%, 6/15/31	190	190
SBA Communications Corp.,
3.13%, 2/1/29 (1)	1,150	1,109
Simon Property Group L.P.,
2.65%, 7/15/30	1,500	1,554
STORE Capital Corp.,
2.75%, 11/18/30	760	765
Ventas Realty L.P.,
4.40%, 1/15/29	1,600	1,835
VEREIT Operating Partnership L.P.,
3.40%, 1/15/28	375	408
2.20%, 6/15/28	770	781
		31,577
Refining & Marketing – 0.5%
CVR Energy, Inc.,
5.75%, 2/15/28 (1)	1,995	2,010
Marathon Petroleum Corp.,
3.80%, 4/1/28	785	874
Murphy Oil U.S.A., Inc.,
4.75%, 9/15/29	1,000	1,052

FIXED INCOME FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 46.3% continued
Refining & Marketing – 0.5%continued
Phillips 66,
2.15%, 12/15/30	$500	$492
		4,428
Restaurants – 0.3%
Golden Nugget, Inc.,
6.75%, 10/15/24 (1)	1,920	1,940
Starbucks Corp.,
2.00%, 3/12/27	815	837
		2,777
Retail - Consumer Discretionary – 0.7%
Advance Auto Parts, Inc.,
1.75%, 10/1/27	860	853
Best Buy Co., Inc.,
1.95%, 10/1/30	640	621
eBay, Inc.,
3.60%, 6/5/27	790	877
Genuine Parts Co.,
1.88%, 11/1/30	770	744
Ross Stores, Inc.,
4.60%, 4/15/25	1,100	1,242
0.88%, 4/15/26	1,130	1,106
		5,443
Semiconductors – 0.6%
Broadcom, Inc.,
3.15%, 11/15/25	1,270	1,361
4.30%, 11/15/32	2,060	2,346
3.50%, 2/15/41 (1)	440	450
Skyworks Solutions, Inc.,
1.80%, 6/1/26	175	177
3.00%, 6/1/31	360	368
		4,702
Software & Services – 1.5%
Citrix Systems, Inc.,
4.50%, 12/1/27	660	748
Equifax, Inc.,
3.10%, 5/15/30	1,150	1,235
Fortinet, Inc.,
1.00%, 3/15/26	360	357
2.20%, 3/15/31	400	399
Infor, Inc.,
1.75%, 7/15/25 (1)	865	883
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 46.3% continued
Software & Services – 1.5%continued
Leidos, Inc.,
3.63%, 5/15/25	$430	$467
Moody's Corp.,
4.25%, 2/1/29	880	1,019
Oracle Corp.,
2.30%, 3/25/28	975	1,000
3.65%, 3/25/41	785	832
3.60%, 4/1/50	975	1,001
3.95%, 3/25/51	1,185	1,293
Roper Technologies, Inc.,
3.80%, 12/15/26	456	509
2.00%, 6/30/30	690	680
ServiceNow, Inc.,
1.40%, 9/1/30	380	357
Verisk Analytics, Inc.,
3.63%, 5/15/50	495	530
Vmware, Inc.,
4.70%, 5/15/30	1,130	1,337
		12,647
Supermarkets & Pharmacies – 0.3%
7-Eleven, Inc.,
1.80%, 2/10/31 (1)	790	755
Walgreens Boots Alliance, Inc.,
3.20%, 4/15/30	1,805	1,931
		2,686
Tobacco – 0.8%
Altria Group, Inc.,
3.40%, 2/4/41	1,580	1,506
BAT Capital Corp.,
4.70%, 4/2/27	2,045	2,311
Philip Morris International, Inc.,
1.75%, 11/1/30	1,020	986
Reynolds American, Inc.,
5.85%, 8/15/45	1,172	1,435
		6,238
Transportation & Logistics – 0.5%
JB Hunt Transport Services, Inc.,
3.88%, 3/1/26	1,010	1,123
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 7/15/25 (1)	2,090	2,302

NORTHERN FUNDS QUARTERLY REPORT     23    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 46.3% continued
Transportation & Logistics – 0.5%continued
Ryder System, Inc.,
2.90%, 12/1/26	$380	$407
		3,832
Travel & Lodging – 0.1%
Marriott International, Inc.,
3.13%, 6/15/26	600	637
Utilities – 2.7%
AES (The) Corp.,
1.38%, 1/15/26 (1)	1,275	1,262
American Electric Power Co., Inc.,
3.25%, 3/1/50	1,310	1,309
Avangrid, Inc.,
3.80%, 6/1/29	1,060	1,196
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	1,285	1,233
2.85%, 5/15/51	865	837
CenterPoint Energy, Inc.,
2.95%, 3/1/30	785	828
Consolidated Edison Co. of New York, Inc.,
3.00%, 12/1/60	840	776
Dominion Energy, Inc.,
3.07%, 8/15/24	660	700
DTE Energy Co.,
1.05%, 6/1/25	980	980
East Ohio Gas (The) Co.,
3.00%, 6/15/50 (1)	870	861
Entergy Texas, Inc.,
1.75%, 3/15/31	1,075	1,030
Eversource Energy,
1.65%, 8/15/30	500	478
Exelon Corp.,
5.63%, 6/15/35	1,480	1,949
NextEra Energy Capital Holdings, Inc.,
3.50%, 4/1/29	1,190	1,314
2.25%, 6/1/30	610	615
NiSource, Inc.,
3.60%, 5/1/30	500	554
Pacific Gas and Electric Co.,
4.55%, 7/1/30	665	711
Public Service Enterprise Group, Inc.,
0.80%, 8/15/25	980	970
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 46.3% continued
Utilities – 2.7%continued
San Diego Gas & Electric Co.,
1.70%, 10/1/30	$765	$738
Southern (The) Co.,
3.70%, 4/30/30	950	1,048
Southern California Gas Co.,
2.60%, 6/15/26	650	690
Southern Co. Gas Capital Corp.,
1.75%, 1/15/31	1,160	1,097
Xcel Energy, Inc.,
2.60%, 12/1/29	840	873
		22,049
Waste & Environment Services & Equipment – 0.1%
Republic Services, Inc.,
1.75%, 2/15/32	1,260	1,198
Wireless Telecommunications Services – 2.4%
AT&T, Inc.,
2.55%, 12/1/33 (1)	1,066	1,056
6.55%, 6/15/34	2,357	3,224
5.35%, 12/15/43	905	1,117
Sprint Capital Corp.,
6.88%, 11/15/28	2,040	2,616
Sprint Corp.,
7.13%, 6/15/24	1,705	1,967
T-Mobile U.S.A., Inc.,
3.50%, 4/15/25	2,095	2,271
3.60%, 11/15/60	850	865
Verizon Communications, Inc.,
1.45%, 3/20/26	710	716
2.10%, 3/22/28	1,160	1,184
1.75%, 1/20/31	1,135	1,088
2.55%, 3/21/31	710	726
4.40%, 11/1/34	1,285	1,531
3.40%, 3/22/41	1,160	1,227
		19,588
Wireline Telecommunications Services – 0.2%
Level 3 Financing, Inc.,
4.63%, 9/15/27(1)	1,850	1,920
Total Corporate Bonds
(Cost $371,103)		385,354

FIXED INCOME FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 15.1%
Banks – 2.7%
Australia & New Zealand Banking Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (2)	$2,200	$2,289
BPCE S.A.,
3.50%, 10/23/27 (1)	575	624
(Variable, U.S. SOFR + 1.31%), 2.28%, 1/20/32 (1) (2)	1,275	1,251
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 3.04%), 3.55%, 9/18/31 (2)	1,405	1,495
(Variable, U.S. SOFR + 2.76%), 3.73%, 1/14/32 (2)	1,920	1,954
(Variable, U.S. SOFR + 1.72%), 3.04%, 5/28/32 (2)	1,441	1,465
Intesa Sanpaolo S.p.A.,
3.88%, 1/12/28 (1)	810	875
4.20%, 6/1/32 (1)	1,964	2,013
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (2)	800	834
National Australia Bank Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.88%), 3.93%, 8/2/34 (1) (2)	540	585
Nationwide Building Society,
1.00%, 8/28/25 (1)	2,200	2,179
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR + 0.99%), 1.67%, 6/14/27 (2)	1,794	1,792
UniCredit S.p.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.75%), 5.46%, 6/30/35 (1) (2)	1,940	2,115
Westpac Banking Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.35%), 2.89%, 2/4/30 (2)	2,130	2,209
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 15.1% continued
Banks – 2.7%continued
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (2)	$270	$297
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.75%), 2.67%, 11/15/35 (2)	790	777
		22,754
Biotechnology – 0.2%
Royalty Pharma PLC,
1.75%, 9/2/27 (1)	345	340
3.30%, 9/2/40 (1)	505	508
3.55%, 9/2/50 (1)	805	801
		1,649
Cable & Satellite – 0.9%
Altice Financing S.A.,
7.50%, 5/15/26 (1)	3,550	3,696
LCPR Senior Secured Financing DAC,
6.75%, 10/15/27 (1)	600	647
UPC Holding B.V.,
5.50%, 1/15/28 (1)	2,625	2,750
		7,093
Chemicals – 0.1%
Nutrien Ltd.,
4.00%, 12/15/26	600	676
Commercial Finance – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.75%, 1/30/26	760	751
4.63%, 10/15/27	1,000	1,120
Aircastle Ltd.,
4.25%, 6/15/26	710	771
Avolon Holdings Funding Ltd.,
3.25%, 2/15/27 (1)	1,220	1,258
		3,900
Design, Manufacturing & Distribution – 0.4%
Flex Ltd.,
4.75%, 6/15/25	1,625	1,813
4.88%, 6/15/29	1,125	1,298
		3,111
Diversified Banks – 2.6%
Barclays PLC,
(Variable, U.S. SOFR + 2.71%), 2.85%, 5/7/26 (2)	1,250	1,321

NORTHERN FUNDS QUARTERLY REPORT     25    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 15.1% continued
Diversified Banks – 2.6%continued
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.90%), 2.65%, 6/24/31 (2)	$1,250	$1,267
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.90%), 3.56%, 9/23/35 (2)	1,984	2,067
BNP Paribas S.A.,
(Variable, U.S. SOFR + 1.51%), 3.05%, 1/13/31 (1) (2)	670	706
Credit Agricole S.A.,
3.25%, 1/14/30 (1)	1,000	1,053
Deutsche Bank A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%), 6.00%, 10/30/25 (2) (3)	1,800	1,901
HSBC Holdings PLC,
4.30%, 3/8/26	1,500	1,692
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.00%, 3/9/26 (2) (3)	545	554
Mitsubishi UFJ Financial Group, Inc.,
3.85%, 3/1/26	1,250	1,397
Natwest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.10%), 4.60%, 6/28/31 (2) (3)	650	653
Societe Generale S.A.,
2.63%, 10/16/24 (1)	1,825	1,906
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.93%), 4.75%, 5/26/26 (1) (2) (3)	1,200	1,244
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.51%), 5.38%, 11/18/30 (1) (2) (3)	1,200	1,270
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 2.89%, 6/9/32 (1) (2)	1,227	1,242
3.63%, 3/1/41 (1)	805	817
Standard Chartered PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.46%, 1/14/27 (1) (2)	615	609
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.30%), 3.27%, 2/18/36 (1) (2)	1,225	1,229
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 15.1% continued
Diversified Banks – 2.6%continued
Sumitomo Mitsui Financial Group, Inc.,
2.13%, 7/8/30	$800	$804
		21,732
Electrical Equipment Manufacturing – 0.2%
Johnson Controls International PLC,
5.13%, 9/14/45	115	152
Siemens Financieringsmaatschappij N.V.,
1.20%, 3/11/26 (1)	1,160	1,161
		1,313
Exploration & Production – 0.2%
Canadian Natural Resources Ltd.,
2.95%, 7/15/30	700	725
Santos Finance Ltd.,
3.65%, 4/29/31 (1)	830	850
		1,575
Financial Services – 1.2%
Credit Suisse Group A.G.,
(Variable, U.S. SOFR + 2.04%), 2.19%, 6/5/26 (1) (2)	2,340	2,396
(Variable, U.S. SOFR + 3.73%), 4.19%, 4/1/31 (1) (2)	965	1,085
(Variable, U.S. SOFR + 1.73%), 3.09%, 5/14/32 (1) (2)	1,227	1,264
JAB Holdings B.V.,
3.75%, 5/28/51 (1)	817	873
LSEGA Financing PLC,
1.38%, 4/6/26 (1)	1,195	1,197
2.00%, 4/6/28 (1)	1,195	1,208
UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.10%, 2/11/32 (1) (2)	1,985	1,945
		9,968
Food & Beverage – 1.0%
Coca-Cola Europacific Partners PLC,
1.50%, 1/15/27 (1)	1,258	1,251
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	845	817

FIXED INCOME FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 15.1% continued
Food & Beverage – 1.0%continued
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
6.50%, 4/15/29 (1)	$4,000	$4,495
5.50%, 1/15/30 (1)	1,575	1,761
		8,324
Forest & Paper Products Manufacturing – 0.1%
Suzano Austria GmbH,
3.13%, 1/15/32	929	920
Hardware – 0.1%
Lenovo Group Ltd.,
3.42%, 11/2/30 (1)	425	444
Seagate HDD Cayman,
3.13%, 7/15/29 (1)	525	509
		953
Integrated Oils – 0.1%
Cenovus Energy, Inc.,
6.75%, 11/15/39	395	536
Qatar Petroleum,
3.13%, 7/12/41	123	122
TotalEnergies Capital International S.A.,
3.13%, 5/29/50	365	370
		1,028
Internet Media – 0.6%
Baidu, Inc.,
1.72%, 4/9/26	1,405	1,417
Prosus N.V.,
3.83%, 2/8/51 (1)	645	600
Tencent Holdings Ltd.,
2.99%, 1/19/23 (1)	925	957
2.88%, 4/22/31 (1)	1,272	1,314
3.94%, 4/22/61 (1)	849	938
		5,226
Life Insurance – 0.2%
Athene Holding Ltd.,
3.50%, 1/15/31	1,140	1,215
3.95%, 5/25/51	800	856
		2,071
Medical Equipment & Devices Manufacturing – 0.1%
Smith & Nephew PLC,
2.03%, 10/14/30	1,070	1,047
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 15.1% continued
Metals & Mining – 0.6%
Barrick PD Australia Finance Pty. Ltd.,
5.95%, 10/15/39	$250	$346
BHP Billiton Finance U.S.A. Ltd.,
5.00%, 9/30/43	750	1,019
New Gold, Inc.,
6.38%, 5/15/25 (1)	367	379
Teck Resources Ltd.,
6.25%, 7/15/41	2,815	3,679
		5,423
Oil & Gas Services & Equipment – 0.0%
Schlumberger Investment S.A.,
2.65%, 6/26/30	400	420
Pharmaceuticals – 0.3%
Bausch Health Cos., Inc.,
6.13%, 4/15/25 (1)	1,482	1,519
GlaxoSmithKline Capital PLC,
3.00%, 6/1/24	830	884
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	440	478
		2,881
Property & Casualty Insurance – 0.3%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, (100% Cash), 10/15/25(1) (5)	2,060	2,179
Retail - Consumer Discretionary – 0.1%
Alibaba Group Holding Ltd.,
2.70%, 2/9/41	895	855
Retail - Consumer Staples – 0.3%
Viterra Finance B.V.,
2.00%, 4/21/26(1)	2,110	2,113
Semiconductors – 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 1/15/27	1,900	2,100
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
2.70%, 5/1/25 (1)	410	432
		2,532

NORTHERN FUNDS QUARTERLY REPORT     27    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 15.1% continued
Sovereigns – 0.9%
Colombia Government International Bond,
3.00%, 1/30/30	$750	$735
Indonesia Government International Bond,
3.85%, 10/15/30	800	890
Israel Government International Bond,
2.75%, 7/3/30	800	854
Mexico Government International Bond,
3.25%, 4/16/30	1,000	1,032
4.50%, 1/31/50	1,000	1,063
Panama Government International Bond,
4.50%, 4/16/50	750	851
Peruvian Government International Bond,
2.84%, 6/20/30	600	617
Philippine Government International Bond,
3.75%, 1/14/29	750	850
Uruguay Government International Bond,
5.10%, 6/18/50	300	392
		7,284
Waste & Environment Services & Equipment – 0.2%
GFL Environmental, Inc.,
4.00%, 8/1/28(1)	1,355	1,338
Wireless Telecommunications Services – 0.6%
Altice France S.A.,
7.38%, 5/1/26 (1)	400	416
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
6.75%, 10/1/26 (1)	1,685	1,782
Orange S.A.,
5.38%, 1/13/42	250	337
Rogers Communications, Inc.,
2.90%, 11/15/26	600	641
Vodafone Group PLC,
4.38%, 5/30/28	700	814
4.25%, 9/17/50	600	701
		4,691
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 15.1% continued
Wireline Telecommunications Services – 0.3%
British Telecommunications PLC,
5.13%, 12/4/28	$1,075	$1,278
Telefonica Emisiones S.A.,
4.10%, 3/8/27	1,000	1,126
		2,404
Total Foreign Issuer Bonds
(Cost $122,985)		125,460

U.S. GOVERNMENT AGENCIES – 20.9% (6)
Fannie Mae – 13.4%
Pool #535714,
7.50%, 1/1/31	13	14
Pool #545003,
8.00%, 5/1/31	1	1
Pool #545437,
7.00%, 2/1/32	27	31
Pool #545556,
7.00%, 4/1/32	16	18
Pool #555189,
7.00%, 12/1/32	98	113
Pool #581806,
7.00%, 7/1/31	41	46
Pool #585617,
7.00%, 5/1/31(7)	—	—
Pool #889641,
5.50%, 8/1/37	759	879
Pool #995802,
5.50%, 12/1/35	783	907
Pool #AB5209,
3.00%, 5/1/32	2,902	3,079
Pool #AB9546,
3.50%, 6/1/28	99	107
Pool #AD0248,
5.50%, 11/1/37	1,313	1,519
Pool #AD0494,
5.50%, 8/1/37	783	891
Pool #AD0925,
5.00%, 4/1/40	86	98
Pool #AK9457,
3.50%, 3/1/32	159	171
Pool #AL3063,
3.50%, 1/1/28	365	394

FIXED INCOME FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 20.9% (6)continued
Fannie Mae – 13.4%continued
Pool #AL5119,
4.00%, 4/1/34	$1,285	$1,404
Pool #AL7497,
3.50%, 9/1/40	1,803	1,941
Pool #AL8352,
3.00%, 10/1/44	3,269	3,460
Pool #AL8876,
3.00%, 10/1/44	466	497
Pool #AO2961,
4.00%, 5/1/42	259	285
Pool #AQ9360,
2.50%, 1/1/28	102	107
Pool #AS1991,
3.50%, 3/1/29	436	471
Pool #AS3655,
4.50%, 10/1/44	892	977
Pool #AS6520,
3.50%, 1/1/46	1,695	1,810
Pool #AS7088,
2.50%, 5/1/31	1,964	2,057
Pool #AS7568,
4.50%, 7/1/46	1,188	1,295
Pool #AS8576,
4.50%, 12/1/46	1,086	1,183
Pool #AS8984,
4.50%, 3/1/47	1,159	1,259
Pool #BH4092,
4.50%, 10/1/47	1,455	1,579
Pool #BH6175,
3.50%, 7/1/47	729	773
Pool #BJ0686,
4.00%, 4/1/48	971	1,037
Pool #BJ3524,
4.00%, 11/1/47	2,340	2,509
Pool #BM1761,
4.00%, 8/1/44	273	299
Pool #BM1762,
3.00%, 11/1/45	3,053	3,243
Pool #BM1901,
3.00%, 6/1/45	3,435	3,651
Pool #BM4056,
4.00%, 3/1/45	794	868
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 20.9% (6)continued
Fannie Mae – 13.4%continued
Pool #BM4413,
4.50%, 12/1/47	$1,984	$2,154
Pool #BM5168,
2.50%, 6/1/46	719	751
Pool #BM5969,
3.00%, 11/1/46	5,983	6,357
Pool #BM5984,
5.00%, 5/1/49	271	297
Pool #BM5996,
5.00%, 12/1/48	180	197
Pool #BP6499,
3.00%, 7/1/50	2,341	2,447
Pool #BP6675,
2.50%, 9/1/40	2,396	2,488
Pool #CA6422,
3.00%, 7/1/50	2,652	2,770
Pool #FM1303,
3.00%, 1/1/48	2,932	3,122
Pool #FM1438,
3.00%, 8/1/38	682	722
Pool #FM1472,
3.50%, 3/1/34	93	100
Pool #FM1572,
3.00%, 9/1/48	943	993
Pool #FM2671,
4.00%, 1/1/48	645	698
Pool #FM3173,
3.50%, 7/1/47	2,495	2,687
Pool #FM3201,
3.50%, 4/1/34	1,518	1,636
Pool #FM3266,
3.00%, 4/1/48	3,853	4,094
Pool #FM3727,
3.00%, 7/1/50	2,531	2,645
Pool #FM4172,
3.50%, 12/1/36	5,339	5,684
Pool #FM4491,
3.50%, 12/1/36	4,187	4,482
Pool #FM4605,
3.00%, 8/1/37	3,265	3,452
Pool #FM5383,
4.00%, 6/1/45	3,091	3,384

NORTHERN FUNDS QUARTERLY REPORT     29    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 20.9% (6)continued
Fannie Mae – 13.4%continued
Pool #MA0878,
4.00%, 10/1/31	$627	$683
Pool #MA2522,
3.50%, 2/1/46	2,216	2,370
Pool #MA2642,
3.50%, 6/1/46	2,619	2,796
Pool #MA2864,
3.50%, 1/1/47	1,407	1,499
Pool #MA3004,
4.00%, 5/1/37	601	652
Pool #MA3088,
4.00%, 8/1/47	1,233	1,318
Pool #MA3183,
4.00%, 11/1/47	3,123	3,348
Pool #MA3184,
4.50%, 11/1/47	2,481	2,692
Pool #MA3211,
4.00%, 12/1/47	3,392	3,635
Pool #MA3448,
5.00%, 8/1/48	1,112	1,220
Pool #MA4186,
3.00%, 10/1/35	826	869
		111,215
Freddie Mac – 2.9%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,
3.59%, 1/25/25	1,790	1,942
Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	1,151	1,301
Pool #1B3575,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 11.40% Cap), 2.42%, 9/1/37(8)	52	52
Pool #1G2296,
(Floating, ICE LIBOR USD 1Y + 2.09%, 2.09% Floor, 11.34% Cap), 2.46%, 11/1/37(8)	105	105
Pool #RD5026,
3.00%, 4/1/30	799	842
Pool #SB0084,
3.00%, 2/1/32	2,430	2,571
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 20.9% (6)continued
Freddie Mac – 2.9%continued
Pool #SB0216,
3.00%, 12/1/32	$916	$969
Pool #SB0328,
3.00%, 6/1/34	2,084	2,203
Pool #SD0033,
3.00%, 12/1/47	1,046	1,114
Pool #ZK7457,
3.50%, 2/1/29	2,857	3,064
Pool #ZM4714,
3.50%, 11/1/47	2,568	2,721
Pool #ZM5332,
3.00%, 1/1/48	927	969
Pool #ZS4687,
2.50%, 11/1/46	764	794
Pool #ZT0714,
5.00%, 10/1/48	1,105	1,212
Pool #ZT1333,
2.50%, 10/1/31	3,552	3,739
		23,598
Freddie Mac Gold – 1.7%
Pool #A87842,
4.50%, 8/1/39	311	343
Pool #C00910,
7.50%, 1/1/30	93	110
Pool #G07068,
5.00%, 7/1/41	431	493
Pool #G08731,
2.50%, 11/1/46	1,629	1,695
Pool #G15612,
3.50%, 12/1/29	109	117
Pool #G16396,
3.50%, 2/1/33	1,546	1,665
Pool #G18643,
2.50%, 5/1/32	136	142
Pool #G60948,
3.00%, 1/1/47	440	469
Pool #G61257,
3.00%, 11/1/46	1,895	1,991
Pool #G61723,
3.50%, 1/1/43	133	146
Pool #Q15842,
3.00%, 2/1/43	2,032	2,164

FIXED INCOME FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 20.9% (6)continued
Freddie Mac Gold – 1.7%continued
Pool #Q42460,
4.00%, 6/1/46	$368	$397
Pool #Q44452,
3.00%, 11/1/46	3,471	3,649
Pool #Q63667,
4.50%, 5/1/49	649	698
		14,079
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	1,700	1,790
Government National Mortgage Association I – 0.2%
Pool #757013,
3.50%, 12/15/40	1,832	1,953
Government National Mortgage Association II – 2.5%
Pool #784801,
3.50%, 6/20/47	958	1,029
Pool #784832,
2.50%, 10/20/45	9,113	9,539
Pool #MA0089,
4.00%, 5/20/42	1,953	2,154
Pool #MA0782,
3.00%, 2/20/43	3,930	4,177
Pool #MA0850,
2.50%, 3/20/43	1,378	1,442
Pool #MA1996,
4.00%, 6/20/44	389	423
Pool #MA3666,
5.00%, 5/20/46	885	1,002
Pool #MA4008,
5.50%, 10/20/46	123	144
Pool #MA6870,
5.00%, 9/20/50	979	1,067
		20,977
Total U.S. Government Agencies
(Cost $171,396)		173,612

U.S. GOVERNMENT OBLIGATIONS – 12.5%
U.S. Treasury Bonds – 8.6%
2.25%, 5/15/41	24,263	25,245
1.88%, 2/15/51	48,283	46,080
		71,325
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 12.5%continued
U.S. Treasury Notes – 3.9%
0.13%, 2/28/23	$32,366	$32,326
Total U.S. Government Obligations
(Cost $100,140)		103,651

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(9) (10)	24,687,192	$24,687
Total Investment Companies
(Cost $24,687)		24,687

Total Investments – 100.0%
(Cost $807,709)		831,434
Liabilities less Other Assets – (0.0%)		(64)
NET ASSETS – 100.0%		$831,370

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2021.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	When-Issued Security. Coupon rate is not in effect at June 30, 2021.
(5)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Principal Amount and Value rounds to less than one thousand.
(8)	Variable rate security. Rate as of June 30, 2021 is disclosed.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of June 30, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

A.G. - Aktiengesellschaft (German: Stock Corporation)

B.V. - Besloten Vennootschap (Dutch: Private Limited Liability Company)

NORTHERN FUNDS QUARTERLY REPORT     31    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued	June 30, 2021 (UNAUDITED)
CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

L.P. - Limited Partnership

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

S.A. - Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. - Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$18,670	$—	$18,670
Corporate Bonds(1)	—	385,354	—	385,354
Foreign Issuer Bonds(1)	—	125,460	—	125,460
U.S. Government Agencies(1)	—	173,612	—	173,612
U.S. Government Obligations(1)	—	103,651	—	103,651
Investment Companies	24,687	—	—	24,687
Total Investments	$24,687	$806,747	$—	$831,434

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$36,173	$139,892	$151,378	$—	$24,687	24,687,192
FIXED INCOME FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
HIGH YIELD FIXED INCOME FUND	June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 76.9%
Advertising & Marketing – 0.6%
Advantage Sales & Marketing, Inc.,
6.50%, 11/15/28 (1)	$7,000	$7,367
Outfront Media Capital LLC/Outfront Media Capital Corp.,
4.25%, 1/15/29 (1)	3,825	3,849
Terrier Media Buyer, Inc.,
8.88%, 12/15/27 (1)	9,350	10,110
		21,326
Aerospace & Defense – 1.2%
Howmet Aerospace, Inc.,
6.88%, 5/1/25	5,625	6,547
SSL Robotics LLC,
9.75%, 12/31/23 (1)	5,222	5,763
TransDigm, Inc.,
5.50%, 11/15/27	9,225	9,617
Triumph Group, Inc.,
8.88%, 6/1/24 (1)	3,461	3,850
7.75%, 8/15/25	14,750	15,174
		40,951
Airlines – 0.8%
American Airlines Group, Inc.,
3.75%, 3/1/25 (1)	6,600	6,080
Delta Air Lines, Inc.,
7.00%, 5/1/25 (1)	5,950	6,944
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	8,350	9,193
United Airlines, Inc.,
4.38%, 4/15/26 (1)	2,775	2,873
4.63%, 4/15/29 (1)	2,350	2,432
		27,522
Auto Parts Manufacturing – 1.0%
American Axle & Manufacturing, Inc.,
6.88%, 7/1/28	6,000	6,553
Dana, Inc.,
4.25%, 9/1/30	3,500	3,600
Meritor, Inc.,
6.25%, 6/1/25 (1)	7,950	8,468
Real Hero Merger Sub 2, Inc.,
6.25%, 2/1/29 (1)	7,750	8,038
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.9% continued
Auto Parts Manufacturing – 1.0%continued
Tenneco, Inc.,
7.88%, 1/15/29 (1)	$2,200	$2,485
5.13%, 4/15/29 (1)	3,575	3,674
		32,818
Automobiles Manufacturing – 2.4%
Ford Motor Co.,
8.50%, 4/21/23	5,600	6,249
9.00%, 4/22/25	6,575	8,106
9.63%, 4/22/30	1,825	2,619
Ford Motor Credit Co. LLC,
5.58%, 3/18/24	4,628	5,069
3.66%, 9/8/24	4,275	4,481
4.06%, 11/1/24	3,800	4,042
5.13%, 6/16/25	2,000	2,202
4.13%, 8/4/25	8,200	8,764
4.39%, 1/8/26	8,725	9,423
4.13%, 8/17/27	11,000	11,669
5.11%, 5/3/29	5,318	5,953
General Motors Financial Co., Inc.,
(Variable, ICE LIBOR USD 3M + 3.60%), 5.75%, 9/30/27 (2) (3)	11,975	13,033
		81,610
Cable & Satellite – 3.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28 (1)	30,387	31,868
4.50%, 5/1/32	4,100	4,249
CSC Holdings LLC,
6.50%, 2/1/29 (1)	15,100	16,725
5.75%, 1/15/30 (1)	8,425	8,751
4.63%, 12/1/30 (1)	6,800	6,672
DISH DBS Corp.,
7.75%, 7/1/26	19,917	22,556
GCI LLC,
4.75%, 10/15/28 (1)	8,000	8,188
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	7,030	7,882
Midcontinent Communications/Midcontinent Finance Corp.,
5.38%, 8/15/27 (1)	6,150	6,458

NORTHERN FUNDS QUARTERLY REPORT     33    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.9% continued
Cable & Satellite – 3.4%continued
Radiate Holdco LLC/Radiate Finance, Inc.,
6.50%, 9/15/28 (1)	$3,000	$3,152
		116,501
Casinos & Gaming – 2.7%
Affinity Gaming,
6.88%, 12/15/27 (1)	6,300	6,686
Bally's Corp.,
6.75%, 6/1/27 (1)	6,025	6,421
Boyd Gaming Corp.,
4.75%, 12/1/27	7,350	7,607
Caesars Entertainment, Inc.,
6.25%, 7/1/25 (1)	5,100	5,406
8.13%, 7/1/27 (1)	4,975	5,533
Caesars Resort Collection LLC/CRC Finco, Inc.,
5.75%, 7/1/25 (1)	6,250	6,586
5.25%, 10/15/25 (1)	8,975	9,087
Everi Holdings, Inc.,
7/15/29 (1) (4)	5,875	5,875
Full House Resorts, Inc.,
8.25%, 2/15/28 (1)	4,425	4,823
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
4.88%, 5/1/29 (1)	3,450	3,454
Penn National Gaming, Inc.,
4.13%, 7/1/29 (1)	4,500	4,494
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
4.88%, 11/1/26 (1)	3,650	3,701
Scientific Games International, Inc.,
8.25%, 3/15/26 (1)	13,060	14,007
Station Casinos LLC,
4.50%, 2/15/28 (1)	7,950	8,086
		91,766
Chemicals – 0.4%
CVR Partners L.P./CVR Nitrogen Finance Corp.,
6.13%, 6/15/28 (1)	5,125	5,253
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28 (1)	6,575	7,331
		12,584
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.9% continued
Coal Operations – 0.2%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,
7.50%, 5/1/25(1)	$6,567	$6,411
Commercial Finance – 0.8%
Burford Capital Global Finance LLC,
6.25%, 4/15/28 (1)	7,350	7,720
Fortress Transportation and Infrastructure Investors LLC,
9.75%, 8/1/27 (1)	7,375	8,527
Midcap Financial Issuer Trust,
6.50%, 5/1/28 (1)	5,050	5,285
Voyager Aviation Holdings LLC,
8.50%, 5/9/26 (1) (5)	5,679	5,210
		26,742
Communications Equipment – 1.1%
Avaya, Inc.,
6.13%, 9/15/28 (1)	5,475	5,860
CommScope, Inc.,
6.00%, 3/1/26 (1)	3,050	3,220
7.13%, 7/1/28 (1)	4,500	4,877
Plantronics, Inc.,
4.75%, 3/1/29 (1)	11,500	11,416
Viasat, Inc.,
5.63%, 4/15/27 (1)	4,575	4,775
6.50%, 7/15/28 (1)	5,775	6,159
		36,307
Construction Materials Manufacturing – 0.5%
Forterra Finance LLC/FRTA Finance Corp.,
6.50%, 7/15/25 (1)	4,775	5,145
Standard Industries, Inc.,
3.38%, 1/15/31 (1)	5,825	5,576
Summit Materials LLC/Summit Materials Finance Corp.,
6.50%, 3/15/27 (1)	6,683	7,074
		17,795
Consumer Finance – 3.7%
Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (2) (3)	5,575	5,774

FIXED INCOME FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.9% continued
Consumer Finance – 3.7%continued
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 3.48%), 4.70%, 5/15/28 (2) (3)	$2,150	$2,177
Credit Acceptance Corp.,
6.63%, 3/15/26	7,263	7,644
Curo Group Holdings Corp.,
8.25%, 9/1/25 (1)	11,790	12,203
Discover Financial Services,
(Variable, ICE LIBOR USD 3M + 3.08%), 5.50%, 10/30/27 (2) (3)	8,825	9,453
Enova International, Inc.,
8.50%, 9/15/25 (1)	10,950	11,261
Finance of America Funding LLC,
7.88%, 11/15/25 (1)	4,100	4,090
FirstCash, Inc.,
4.63%, 9/1/28 (1)	7,400	7,736
Freedom Mortgage Corp.,
8.13%, 11/15/24 (1)	8,848	9,147
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	10,850	10,835
Navient Corp.,
5.00%, 3/15/27	12,100	12,520
OneMain Finance Corp.,
6.88%, 3/15/25	4,175	4,712
5.38%, 11/15/29	12,225	13,298
4.00%, 9/15/30	2,900	2,875
Provident Funding Associates L.P./PFG Finance Corp.,
6.38%, 6/15/25 (1)	5,197	5,262
Square, Inc.,
3.50%, 6/1/31 (1)	2,850	2,875
Starwood Property Trust, Inc.,
7/15/26 (1) (4)	4,450	4,483
		126,345
Consumer Products – 0.3%
Edgewell Personal Care Co.,
5.50%, 6/1/28 (1)	3,800	4,028
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.,
5.00%, 12/31/26 (1)	5,175	5,253
		9,281
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.9% continued
Consumer Services – 1.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.63%, 7/15/26 (1)	$6,275	$6,653
6.00%, 6/1/29 (1)	3,733	3,784
APX Group, Inc.,
6.75%, 2/15/27 (1)	7,335	7,821
Prime Security Services Borrower LLC/Prime Finance, Inc.,
6.25%, 1/15/28 (1)	14,375	15,291
StoneMor, Inc.,
8.50%, 5/15/29 (1)	7,525	7,610
		41,159
Containers & Packaging – 0.5%
Flex Acquisition Co., Inc.,
7.88%, 7/15/26 (1)	3,924	4,081
Graham Packaging Co., Inc.,
7.13%, 8/15/28 (1)	3,450	3,717
Mauser Packaging Solutions Holding Co.,
7.25%, 4/15/25 (1)	5,192	5,088
Owens-Brockway Glass Container, Inc.,
6.63%, 5/13/27 (1)	4,535	4,932
		17,818
Department Stores – 0.4%
Macy's, Inc.,
8.38%, 6/15/25 (1)	9,225	10,159
NMG Holding Co., Inc./Neiman Marcus Group LLC,
7.13%, 4/1/26 (1)	3,650	3,896
		14,055
Design, Manufacturing & Distribution – 0.4%
Brightstar Escrow Corp.,
9.75%, 10/15/25 (1)	6,350	6,834
Imola Merger Corp.,
4.75%, 5/15/29 (1)	5,050	5,195
		12,029
Electrical Equipment Manufacturing – 0.3%
WESCO Distribution, Inc.,
7.13%, 6/15/25 (1)	5,475	5,917
7.25%, 6/15/28 (1)	4,100	4,567
		10,484

NORTHERN FUNDS QUARTERLY REPORT     35    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.9% continued
Entertainment Content – 1.0%
Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28 (1)	$12,435	$13,212
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 8/15/26 (1)	9,775	6,329
6.63%, 8/15/27 (1)	17,925	8,804
Univision Communications, Inc.,
4.50%, 5/1/29	5,900	5,944
		34,289
Entertainment Resources – 0.7%
AMC Entertainment Holdings, Inc.,
12.00%, 6/15/26 (1) (6)	5,850	5,989
Boyne U.S.A., Inc.,
4.75%, 5/15/29 (1)	5,700	5,881
Powdr Corp.,
6.00%, 8/1/25 (1)	12,375	12,994
		24,864
Exploration & Production – 6.5%
Antero Resources Corp.,
8.38%, 7/15/26 (1)	3,075	3,498
Apache Corp.,
4.88%, 11/15/27	5,700	6,173
4.38%, 10/15/28	8,000	8,516
4.25%, 1/15/30	4,000	4,220
Berry Petroleum Co. LLC,
7.00%, 2/15/26 (1)	13,600	13,804
California Resources Corp.,
7.13%, 2/1/26 (1)	6,925	7,287
Colgate Energy Partners III LLC,
5.88%, 7/1/29 (1)	3,250	3,372
Comstock Resources, Inc.,
6.75%, 3/1/29 (1)	2,750	2,929
Continental Resources, Inc.,
5.75%, 1/15/31 (1)	6,425	7,694
CrownRock L.P./CrownRock Finance, Inc.,
5.00%, 5/1/29 (1)	4,925	5,173
Endeavor Energy Resources L.P./EER Finance, Inc.,
6.63%, 7/15/25 (1)	4,000	4,280
Energy Ventures Gom LLC/EnVen Finance Corp.,
11.75%, 4/15/26 (1)	5,800	6,049
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.9% continued
Exploration & Production – 6.5%continued
EQT Corp.,
8.50%, 2/1/30	$6,214	$8,096
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	7,742	8,226
Indigo Natural Resources LLC,
5.38%, 2/1/29 (1)	5,650	5,904
Laredo Petroleum, Inc.,
9.50%, 1/15/25	9,240	9,736
Murphy Oil Corp.,
6.38%, 7/15/28	5,050	5,325
Northern Oil and Gas, Inc.,
8.13%, 3/1/28 (1)	2,000	2,155
Occidental Petroleum Corp.,
2.70%, 2/15/23	6,568	6,714
6.95%, 7/1/24	5,625	6,336
2.90%, 8/15/24	5,177	5,294
3.50%, 6/15/25	1,628	1,665
8.00%, 7/15/25	3,950	4,730
5.55%, 3/15/26	12,050	13,315
3.40%, 4/15/26	10,420	10,654
3.50%, 8/15/29	14,375	14,427
6.63%, 9/1/30	11,375	13,650
6.13%, 1/1/31	3,750	4,412
Range Resources Corp.,
8.25%, 1/15/29 (1)	4,800	5,412
SM Energy Co.,
5.63%, 6/1/25	10,210	10,108
Southwestern Energy Co.,
6.45%, 1/23/25	10,663	11,804
		220,958
Financial Services – 1.2%
Advisor Group Holdings, Inc.,
10.75%, 8/1/27 (1)	9,875	10,961
Aretec Escrow Issuer, Inc.,
7.50%, 4/1/29 (1)	7,450	7,657
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27 (1)	4,875	5,052
NFP Corp.,
6.88%, 8/15/28 (1)	7,110	7,485
PRA Group, Inc.,
7.38%, 9/1/25 (1)	7,325	7,902
		39,057

FIXED INCOME FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.9% continued
Food & Beverage – 2.8%
Dole Food Co., Inc.,
7.25%, 6/15/25 (1)	$10,380	$10,588
Kraft Heinz Foods Co.,
4.63%, 1/30/29	6,175	7,187
5.00%, 7/15/35	4,075	4,999
5.00%, 6/4/42	17,505	21,375
5.20%, 7/15/45	16,900	20,980
4.38%, 6/1/46	2,350	2,663
NBM U.S. Holdings, Inc.,
7.00%, 5/14/26	9,525	10,268
Post Holdings, Inc.,
4.50%, 9/15/31 (1)	5,150	5,142
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29 (1)	7,575	7,641
Triton Water Holdings, Inc.,
6.25%, 4/1/29 (1)	4,525	4,536
		95,379
Forest & Paper Products Manufacturing – 0.4%
Resolute Forest Products, Inc.,
4.88%, 3/1/26 (1)	5,000	5,165
Schweitzer-Mauduit International, Inc.,
6.88%, 10/1/26 (1)	9,050	9,582
		14,747
Hardware – 0.5%
NCR Corp.,
6.13%, 9/1/29 (1)	12,490	13,614
TTM Technologies, Inc.,
4.00%, 3/1/29 (1)	3,400	3,421
		17,035
Health Care Facilities & Services – 3.3%
AdaptHealth LLC,
6.13%, 8/1/28 (1)	4,025	4,286
4.63%, 8/1/29 (1)	4,425	4,480
CHS/Community Health Systems, Inc.,
6.63%, 2/15/25 (1)	15,410	16,296
6.88%, 4/15/29 (1)	2,050	2,145
6.13%, 4/1/30 (1)	9,450	9,592
DaVita, Inc.,
4.63%, 6/1/30 (1)	7,750	7,969
HCA, Inc.,
5.88%, 2/1/29	18,830	22,737
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.9% continued
Health Care Facilities & Services – 3.3%continued
Legacy LifePoint Health LLC,
4.38%, 2/15/27 (1)	$6,425	$6,502
MEDNAX, Inc.,
6.25%, 1/15/27 (1)	7,815	8,274
Prime Healthcare Services, Inc.,
7.25%, 11/1/25 (1)	8,100	8,769
Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (1)	3,350	3,417
10.00%, 4/15/27 (1)	4,350	4,774
Tenet Healthcare Corp.,
6.13%, 10/1/28 (1)	13,525	14,413
		113,654
Home & Office Products Manufacturing – 0.7%
CD&R Smokey Buyer, Inc.,
6.75%, 7/15/25 (1)	6,560	7,031
Newell Brands, Inc.,
5.88%, 4/1/36	13,750	16,947
		23,978
Home Improvement – 0.8%
APi Group DE, Inc.,
4.13%, 7/15/29 (1)	3,700	3,679
Interface, Inc,
5.50%, 12/1/28 (1)	5,500	5,753
Patrick Industries, Inc.,
7.50%, 10/15/27 (1)	5,025	5,433
4.75%, 5/1/29 (1)	4,750	4,721
PGT Innovations, Inc.,
6.75%, 8/1/26 (1)	8,455	8,925
		28,511
Homebuilders – 0.9%
Beazer Homes U.S.A., Inc.,
5.88%, 10/15/27	7,600	7,943
Forestar Group, Inc.,
5.00%, 3/1/28 (1)	3,562	3,687
LGI Homes, Inc.,
6.88%, 7/15/26 (1)	7,123	7,383
4.00%, 7/15/29 (1)	6,625	6,658
Taylor Morrison Communities, Inc.,
5.13%, 8/1/30 (1)	4,425	4,796
		30,467

NORTHERN FUNDS QUARTERLY REPORT     37    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.9% continued
Industrial Other – 1.0%
Ahern Rentals, Inc.,
7.38%, 5/15/23 (1)	$10,175	$9,183
Brundage-Bone Concrete Pumping Holdings, Inc.,
6.00%, 2/1/26 (1)	8,750	9,211
Dycom Industries, Inc.,
4.50%, 4/15/29 (1)	3,550	3,581
NESCO Holdings II, Inc.,
5.50%, 4/15/29 (1)	5,275	5,506
VM Consolidated, Inc.,
5.50%, 4/15/29 (1)	5,925	6,028
		33,509
Internet Media – 0.9%
Endure Digital, Inc.,
6.00%, 2/15/29 (1)	5,225	5,173
GrubHub Holdings, Inc.,
5.50%, 7/1/27 (1)	6,850	7,201
TripAdvisor, Inc.,
7.00%, 7/15/25 (1)	8,235	8,861
Uber Technologies, Inc.,
6.25%, 1/15/28 (1)	9,075	9,766
		31,001
Investment Companies – 0.6%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.25%, 5/15/27	13,350	13,784
4.38%, 2/1/29 (1)	6,025	5,995
		19,779
Leisure Products Manufacturing – 0.3%
Mattel, Inc.,
5.88%, 12/15/27 (1)	5,650	6,159
Vista Outdoor, Inc.,
4.50%, 3/15/29 (1)	5,050	5,138
		11,297
Machinery Manufacturing – 0.6%
Amsted Industries, Inc.,
5.63%, 7/1/27 (1)	6,850	7,218
GrafTech Finance, Inc.,
4.63%, 12/15/28 (1)	4,600	4,721
Titan International, Inc.,
7.00%, 4/30/28 (1)	7,075	7,402
		19,341
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.9% continued
Manufactured Goods – 0.5%
Anagram International, Inc./Anagram Holdings LLC,
10.00%, 8/15/26 (1) (6)	$2,270	$2,270
FXI Holdings, Inc.,
12.25%, 11/15/26 (1)	11,625	13,383
		15,653
Medical Equipment & Devices Manufacturing – 0.2%
Avantor Funding, Inc.,
4.63%, 7/15/28(1)	5,800	6,123
Metals & Mining – 1.8%
Arconic Corp.,
6.13%, 2/15/28 (1)	6,050	6,490
Carpenter Technology Corp.,
6.38%, 7/15/28	6,575	7,218
Cleveland-Cliffs, Inc.,
9.88%, 10/17/25 (1)	3,521	4,127
4.88%, 3/1/31 (1)	2,800	2,940
Coeur Mining, Inc.,
5.13%, 2/15/29 (1)	5,900	5,841
Commercial Metals Co.,
3.88%, 2/15/31	4,550	4,578
Joseph T Ryerson & Son, Inc.,
8.50%, 8/1/28 (1)	5,310	5,894
Kaiser Aluminum Corp.,
4.50%, 6/1/31 (1)	4,100	4,205
Novelis Corp.,
4.75%, 1/30/30 (1)	7,150	7,508
TMS International Corp.,
6.25%, 4/15/29 (1)	4,100	4,305
United States Steel Corp.,
6.88%, 8/15/25	9,375	9,592
		62,698
Oil & Gas Services & Equipment – 0.6%
Oceaneering International, Inc.,
6.00%, 2/1/28	13,295	13,395
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
6.88%, 4/1/26	7,466	7,820
		21,215
Pharmaceuticals – 1.4%
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	14,415	15,668

FIXED INCOME FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.9% continued
Pharmaceuticals – 1.4%continued
Horizon Therapeutics U.S.A., Inc.,
5.50%, 8/1/27 (1)	$9,450	$10,029
JPR Royalty Sub LLC,
14.00%, 9/1/20 (1) (5) (7) (8)	8,000	—
Lannett Co., Inc.,
7.75%, 4/15/26 (1)	5,825	5,798
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31 (1)	7,225	7,443
Par Pharmaceutical, Inc.,
7.50%, 4/1/27 (1)	8,813	9,010
		47,948
Pipeline – 5.4%
Cheniere Energy, Inc.,
4.63%, 10/15/28 (1)	4,075	4,299
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
5.63%, 5/1/27 (1)	8,246	8,462
DCP Midstream Operating L.P.,
5.63%, 7/15/27	10,983	12,493
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 6/1/28 (1)	3,375	3,561
EnLink Midstream Partners L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.00%, 12/15/22 (2) (3)	16,300	12,551
EQM Midstream Partners L.P.,
6.00%, 7/1/25 (1)	7,250	7,884
4.75%, 1/15/31 (1)	2,975	3,066
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 1/15/27	3,750	3,940
Global Partners L.P./GLP Finance Corp.,
6.88%, 1/15/29	5,800	6,221
Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	4,110	4,464
Holly Energy Partners L.P./Holly Energy Finance Corp.,
5.00%, 2/1/28 (1)	5,325	5,445
ITT Holdings LLC,
8/1/29 (1) (4)	7,300	7,437
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.9% continued
Pipeline – 5.4%continued
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
11.50%, 2/28/25 (1)	$6,802	$7,057
NGL Energy Operating LLC/NGL Energy Finance Corp.,
7.50%, 2/1/26 (1)	8,175	8,584
NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 11/1/23	11,882	11,704
7.50%, 4/15/26	6,625	6,045
NuStar Logistics L.P.,
6.00%, 6/1/26	6,580	7,139
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	10,916	10,725
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (2) (3)	12,100	10,687
Rattler Midstream L.P.,
5.63%, 7/15/25 (1)	7,325	7,700
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.50%, 7/15/27	7,025	7,613
4.00%, 1/15/32 (1)	7,725	7,946
Western Midstream Operating L.P.,
4.35%, 2/1/25	5,150	5,441
4.75%, 8/15/28	10,190	11,005
5.30%, 2/1/30	2,385	2,671
		184,140
Power Generation – 1.2%
Calpine Corp.,
5.13%, 3/15/28	11,662	11,866
5.00%, 2/1/31 (1)	3,350	3,333
NRG Energy, Inc.,
5.75%, 1/15/28	10,045	10,698
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	3,125	3,235
Vistra Operations Co. LLC,
5.63%, 2/15/27 (1)	6,875	7,133
4.38%, 5/1/29 (1)	3,500	3,518
		39,783

NORTHERN FUNDS QUARTERLY REPORT     39    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.9% continued
Property & Casualty Insurance – 0.4%
NMI Holdings, Inc.,
7.38%, 6/1/25 (1)	$5,200	$5,959
USI, Inc.,
6.88%, 5/1/25 (1)	6,254	6,332
		12,291
Publishing & Broadcasting – 3.1%
Audacy Capital Corp.,
6.75%, 3/31/29 (1)	5,700	5,915
Beasley Mezzanine Holdings LLC,
8.63%, 2/1/26 (1)	14,100	14,228
Clear Channel Outdoor Holdings, Inc.,
7.75%, 4/15/28 (1)	4,300	4,504
7.50%, 6/1/29 (1)	3,700	3,831
Clear Channel Worldwide Holdings, Inc.,
5.13%, 8/15/27 (1)	8,475	8,689
Cumulus Media New Holdings, Inc.,
6.75%, 7/1/26 (1)	8,285	8,668
Gray Television, Inc.,
7.00%, 5/15/27 (1)	6,450	6,974
iHeartCommunications, Inc.,
5.25%, 8/15/27 (1)	5,500	5,750
Meredith Corp.,
6.88%, 2/1/26	8,855	9,209
Nexstar Broadcasting, Inc.,
5.63%, 7/15/27 (1)	3,950	4,187
Sinclair Television Group, Inc.,
4.13%, 12/1/30 (1)	6,475	6,362
TEGNA, Inc.,
5.00%, 9/15/29	9,129	9,553
Townsquare Media, Inc.,
6.88%, 2/1/26 (1)	7,434	7,954
Urban One, Inc.,
7.38%, 2/1/28 (1)	10,425	11,259
		107,083
Real Estate – 2.0%
Diversified Healthcare Trust,
4.75%, 2/15/28	6,225	6,132
4.38%, 3/1/31	2,375	2,274
HAT Holdings I LLC/HAT Holdings II LLC,
6.00%, 4/15/25 (1)	7,425	7,827
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.9% continued
Real Estate – 2.0%continued
Howard Hughes (The) Corp.,
5.38%, 8/1/28 (1)	$5,500	$5,839
IIP Operating Partnership L.P.,
5.50%, 5/25/26 (1)	3,525	3,627
Kennedy-Wilson, Inc.,
5.00%, 3/1/31	6,700	6,893
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.,
4.63%, 6/15/25 (1)	3,975	4,247
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
4.88%, 5/15/29 (1)	3,850	3,983
RHP Hotel Properties L.P./RHP Finance Corp.,
4.50%, 2/15/29 (1)	4,275	4,278
Service Properties Trust,
5.50%, 12/15/27	7,795	8,319
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,
7.88%, 2/15/25 (1)	5,100	5,463
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
6.50%, 2/15/29 (1)	3,700	3,709
XHR L.P.,
6.38%, 8/15/25 (1)	4,025	4,281
		66,872
Real Estate Investment Trusts – 0.2%
iStar, Inc.,
4.75%, 10/1/24	7,200	7,578
Refining & Marketing – 0.7%
CITGO Petroleum Corp.,
7.00%, 6/15/25 (1)	5,875	6,122
CVR Energy, Inc.,
5.75%, 2/15/28 (1)	8,040	8,102
Murphy Oil U.S.A., Inc.,
3.75%, 2/15/31 (1)	2,325	2,298
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	12,125	8,306
		24,828

FIXED INCOME FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.9% continued
Renewable Energy – 0.2%
Renewable Energy Group, Inc.,
5.88%, 6/1/28(1)	$5,500	$5,768
Restaurants – 0.9%
Carrols Restaurant Group, Inc.,
5.88%, 7/1/29 (1)	5,050	4,980
Golden Nugget, Inc.,
6.75%, 10/15/24 (1)	16,910	17,083
IRB Holding Corp.,
6.75%, 2/15/26 (1)	8,773	9,080
		31,143
Retail - Consumer Discretionary – 3.8%
Academy Ltd.,
6.00%, 11/15/27 (1)	3,975	4,248
Ambience Merger Sub, Inc.,
7/15/28 (1) (4)	4,725	4,737
Carvana Co.,
5.88%, 10/1/28 (1)	4,250	4,472
Group 1 Automotive, Inc.,
4.00%, 8/15/28 (1)	3,175	3,231
Ken Garff Automotive LLC,
4.88%, 9/15/28 (1)	5,445	5,554
L Brands, Inc.,
9.38%, 7/1/25 (1)	1,700	2,197
5.25%, 2/1/28	3,100	3,468
6.63%, 10/1/30 (1)	5,125	5,932
6.75%, 7/1/36	5,925	7,421
LBM Acquisition LLC,
6.25%, 1/15/29 (1)	4,275	4,308
LCM Investments Holdings II LLC,
4.88%, 5/1/29 (1)	3,025	3,101
Lithia Motors, Inc.,
4.63%, 12/15/27 (1)	8,950	9,466
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
7.75%, 2/15/26 (1)	8,775	9,100
Magic Mergeco, Inc.,
5.25%, 5/1/28 (1)	3,525	3,616
7.88%, 5/1/29 (1)	7,525	7,760
Metis Merger Sub LLC,
6.50%, 5/15/29 (1)	5,925	5,835
Party City Holdings, Inc.,
(Floating, ICE LIBOR USD 6M + 5.00%), 5.75%, 7/15/25 (1) (9)	4,088	3,884
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.9% continued
Retail - Consumer Discretionary – 3.8%continued
PetSmart, Inc./PetSmart Finance Corp.,
4.75%, 2/15/28 (1)	$1,925	$2,000
7.75%, 2/15/29 (1)	5,075	5,595
Sonic Automotive, Inc.,
6.13%, 3/15/27	7,956	8,308
Staples, Inc.,
7.50%, 4/15/26 (1)	13,896	14,393
Victoria's Secret & Co.,
7/15/29 (4)	5,125	5,125
White Cap Buyer LLC,
6.88%, 10/15/28 (1)	3,825	4,094
		127,845
Retail - Consumer Staples – 0.1%
U.S. Foods, Inc.,
6.25%, 4/15/25(1)	4,550	4,823
Software & Services – 2.6%
Acuris Finance U.S., Inc./Acuris Finance S.a.r.l.,
5.00%, 5/1/28 (1)	5,900	5,882
Ahead DB Holdings LLC,
6.63%, 5/1/28 (1)	2,750	2,845
Austin BidCo, Inc.,
7.13%, 12/15/28 (1)	6,450	6,609
Banff Merger Sub, Inc.,
9.75%, 9/1/26 (1)	10,225	10,762
Castle U.S. Holding Corp.,
9.50%, 2/15/28 (1)	8,280	8,632
CPI CG, Inc.,
8.63%, 3/15/26 (1)	5,250	5,578
LogMeIn, Inc,
5.50%, 9/1/27 (1)	3,950	4,088
MicroStrategy, Inc.,
6.13%, 6/15/28 (1)	6,425	6,425
Open Text Holdings, Inc.,
4.13%, 2/15/30 (1)	5,900	6,017
Rocket Software, Inc.,
6.50%, 2/15/29 (1)	13,850	13,743
Sabre GLBL, Inc.,
9.25%, 4/15/25 (1)	6,075	7,222
7.38%, 9/1/25 (1)	4,900	5,329
Unisys Corp.,
6.88%, 11/1/27 (1)	6,025	6,584
		89,716

NORTHERN FUNDS QUARTERLY REPORT     41    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.9% continued
Supermarkets & Pharmacies – 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
7.50%, 3/15/26(1)	$10,100	$11,085
Technology – 0.5%
Iron Mountain, Inc.,
4.88%, 9/15/29 (1)	8,814	9,098
5.25%, 7/15/30 (1)	7,700	8,151
		17,249
Tobacco – 0.2%
Vector Group Ltd.,
5.75%, 2/1/29(1)	7,850	7,997
Transportation & Logistics – 1.8%
Allison Transmission, Inc.,
5.88%, 6/1/29 (1)	6,275	6,871
Cargo Aircraft Management, Inc.,
4.75%, 2/1/28 (1)	15,150	15,450
Navistar International Corp.,
6.63%, 11/1/25 (1)	14,763	15,252
Western Global Airlines LLC,
10.38%, 8/15/25 (1)	13,175	15,064
XPO Logistics, Inc.,
6.75%, 8/15/24 (1)	5,125	5,324
6.25%, 5/1/25 (1)	3,725	3,963
		61,924
Travel & Lodging – 0.6%
Hilton Domestic Operating Co., Inc.,
5.38%, 5/1/25 (1)	2,700	2,842
5.75%, 5/1/28 (1)	8,400	9,089
Travel + Leisure Co.,
6.63%, 7/31/26 (1)	6,475	7,336
		19,267
Utilities – 0.4%
Talen Energy Supply LLC,
6.63%, 1/15/28(1)	14,375	13,165
Waste & Environment Services & Equipment – 0.5%
Covanta Holding Corp.,
5.00%, 9/1/30	7,125	7,481
Madison IAQ LLC,
4.13%, 6/30/28 (1)	5,150	5,202
5.88%, 6/30/29 (1)	5,075	5,164
		17,847
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.9% continued
Wireless Telecommunications Services – 1.0%
Sprint Capital Corp.,
6.88%, 11/15/28	$12,853	$16,484
8.75%, 3/15/32	11,200	17,024
		33,508
Wireline Telecommunications Services – 2.4%
Cablevision Lightpath LLC,
5.63%, 9/15/28 (1)	4,300	4,380
Cincinnati Bell, Inc.,
7.00%, 7/15/24 (1)	9,925	10,185
Consolidated Communications, Inc.,
6.50%, 10/1/28 (1)	4,392	4,725
Frontier Communications Holdings LLC,
5.88%, 10/15/27 (1)	6,975	7,472
6.75%, 5/1/29 (1)	4,750	5,050
Level 3 Financing, Inc.,
4.63%, 9/15/27 (1)	8,225	8,537
3.75%, 7/15/29 (1)	3,825	3,720
Lumen Technologies, Inc.,
5.13%, 12/15/26 (1)	10,050	10,439
4.50%, 1/15/29 (1)	7,925	7,734
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.,
6.00%, 2/15/28 (1)	6,000	6,013
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
7.75%, 8/15/28 (1)	8,125	8,369
Zayo Group Holdings, Inc.,
6.13%, 3/1/28 (1)	6,150	6,281
		82,905
Total Corporate Bonds
(Cost $2,505,311)		2,621,824

FOREIGN ISSUER BONDS – 19.2%
Aerospace & Defense – 0.7%
Rolls-Royce PLC,
5.75%, 10/15/27 (1)	7,250	7,986
TransDigm UK Holdings PLC,
6.88%, 5/15/26	13,650	14,401
		22,387
Airlines – 0.8%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26 (1)	7,150	7,570

FIXED INCOME FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 19.2% continued
Airlines – 0.8%continued
5.75%, 4/20/29 (1)	$7,150	$7,731
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.75%, 10/20/28 (1)	6,350	7,060
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
5.75%, 1/20/26 (1)	4,925	5,287
		27,648
Auto Parts Manufacturing – 0.3%
IHO Verwaltungs GmbH,
6.00%, (100% Cash), 5/15/27(1) (6)	8,400	8,799
Banks – 0.1%
ING Groep N.V.,
(Variable, USD Swap 5Y + 4.45%), 6.50%, 4/16/25(2) (3)	3,546	3,953
Cable & Satellite – 1.1%
Altice Financing S.A.,
7.50%, 5/15/26 (1)	8,470	8,820
5.00%, 1/15/28 (1)	6,850	6,714
LCPR Senior Secured Financing DAC,
6.75%, 10/15/27 (1)	8,065	8,692
VTR Comunicaciones S.p.A.,
4.38%, 4/15/29 (1)	3,425	3,425
Ziggo Bond Co. B.V.,
6.00%, 1/15/27 (1)	9,275	9,692
		37,343
Casinos & Gaming – 1.0%
International Game Technology PLC,
5.25%, 1/15/29 (1)	7,525	8,071
Melco Resorts Finance Ltd.,
5.63%, 7/17/27 (1)	9,325	9,726
Studio City Finance Ltd.,
5.00%, 1/15/29 (1)	4,975	5,020
Wynn Macau Ltd.,
5.50%, 10/1/27 (1)	9,982	10,381
		33,198
Chemicals – 0.1%
Methanex Corp.,
5.13%, 10/15/27	4,375	4,725
Commercial Finance – 0.7%
AerCap Holdings N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.54%), 5.88%, 10/10/79 (2)	10,375	10,805
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 19.2% continued
Commercial Finance – 0.7%continued
VistaJet Malta Finance PLC/XO Management Holding, Inc.,
10.50%, 6/1/24 (1)	$13,425	$14,636
		25,441
Consumer Finance – 0.4%
Fairstone Financial, Inc.,
7.88%, 7/15/24(1)	12,622	13,158
Containers & Packaging – 0.3%
ARD Finance S.A.,
6.50%, (100% Cash), 6/30/27(1) (6)	8,175	8,584
Diversified Banks – 1.3%
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.67%), 8.00%, 6/15/24 (2) (3)	11,075	12,598
BNP Paribas S.A.,
(Variable, USD Swap 5Y + 5.15%), 7.38%, 8/19/25 (1) (2) (3)	6,450	7,518
Credit Agricole S.A.,
(Variable, USD Swap 5Y + 4.90%), 7.88%, 1/23/24 (1) (2) (3)	5,168	5,840
Credit Suisse Group A.G.,
(Variable, USD Swap 5Y + 4.60%), 7.50%, 7/17/23 (1) (2) (3)	8,125	8,836
Deutsche Bank A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%), 6.00%, 10/30/25 (2) (3)	4,950	5,228
Natwest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.10%), 4.60%, 6/28/31 (2) (3)	4,450	4,471
		44,491
Electrical Equipment Manufacturing – 0.2%
Vertical Holdco GmbH,
7.63%, 7/15/28(1)	5,625	6,104
Exploration & Production – 0.1%
MEG Energy Corp.,
5.88%, 2/1/29(1)	4,475	4,665
Food & Beverage – 0.8%
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
6.50%, 4/15/29 (1)	9,125	10,255
5.50%, 1/15/30 (1)	5,000	5,592

NORTHERN FUNDS QUARTERLY REPORT     43    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 19.2% continued
Food & Beverage – 0.8%continued
Minerva Luxembourg S.A.,
4.38%, 3/18/31 (1)	$5,200	$5,166
Sigma Holdco B.V.,
7.88%, 5/15/26	6,630	6,797
		27,810
Hardware – 0.1%
Seagate HDD Cayman,
3.38%, 7/15/31(1)	2,200	2,126
Homebuilders – 0.2%
Empire Communities Corp.,
7.00%, 12/15/25(1)	6,325	6,641
Machinery Manufacturing – 0.2%
Husky III Holding Ltd.,
13.00%, 2/15/25(1) (6)	7,140	7,747
Metals & Mining – 1.3%
Constellium S.E.,
3.75%, 4/15/29 (1)	4,350	4,307
First Quantum Minerals Ltd.,
7.25%, 4/1/23 (1)	6,475	6,600
6.50%, 3/1/24 (1)	6,250	6,375
FMG Resources Pty. Ltd., Series 2006,
4.38%, 4/1/31 (1)	3,750	4,012
New Gold, Inc.,
6.38%, 5/15/25 (1)	4,575	4,724
Taseko Mines Ltd.,
7.00%, 2/15/26 (1)	5,250	5,473
Vedanta Resources Ltd.,
6.38%, 7/30/22 (1)	11,510	11,343
		42,834
Oil & Gas Services & Equipment – 0.4%
Nabors Industries Ltd.,
7.25%, 1/15/26 (1)	8,400	8,232
Shelf Drilling Holdings Ltd.,
8.88%, 11/15/24 (1)	1,225	1,265
Transocean Pontus Ltd.,
6.13%, 8/1/25 (1)	5,201	5,261
		14,758
Pharmaceuticals – 1.7%
Bausch Health Cos., Inc.,
5.00%, 1/30/28 (1)	6,500	6,167
4.88%, 6/1/28 (1)	3,650	3,736
5.25%, 1/30/30 (1)	13,725	12,764
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 19.2% continued
Pharmaceuticals – 1.7%continued
Cheplapharm Arzneimittel GmbH,
5.50%, 1/15/28 (1)	$6,425	$6,586
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
9.50%, 7/31/27 (1)	8,277	8,442
6.00%, 6/30/28 (1)	9,705	6,545
Teva Pharmaceutical Finance Netherlands III B.V.,
7.13%, 1/31/25	7,625	8,406
6.75%, 3/1/28	4,780	5,234
		57,880
Power Generation – 0.3%
Drax Finco PLC,
6.63%, 11/1/25(1)	11,102	11,463
Property & Casualty Insurance – 0.6%
Ardonagh Midco 2 PLC,
11.50%, 1/15/27 (1) (6)	9,976	10,924
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, (100% Cash), 10/15/25 (1) (6)	8,425	8,912
		19,836
Publishing & Broadcasting – 0.2%
Clear Channel International B.V.,
6.63%, 8/1/25(1)	6,575	6,909
Railroad – 0.5%
Bombardier, Inc.,
7.50%, 12/1/24(1)	15,757	16,466
Refining & Marketing – 0.4%
eG Global Finance PLC,
6.75%, 2/7/25 (1)	8,660	8,954
Parkland Corp.,
4.50%, 10/1/29 (1)	5,200	5,284
		14,238
Renewable Energy – 0.2%
Atlantica Sustainable Infrastructure PLC,
4.13%, 6/15/28(1)	5,125	5,221
Restaurants – 0.2%
1011778 B.C. ULC/New Red Finance, Inc.,
4.00%, 10/15/30(1)	8,525	8,248

FIXED INCOME FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 19.2% continued
Semiconductors – 0.3%
ams A.G.,
7.00%, 7/31/25(1)	$8,350	$8,997
Software & Services – 0.3%
Elastic N.V.,
4.13%, 7/15/29	5,125	5,125
ION Trading Technologies S.a.r.l.,
5.75%, 5/15/28 (1)	4,300	4,464
		9,589
Technology – 0.4%
Sixsigma Networks Mexico S.A. de C.V.,
7.50%, 5/2/25(1)	15,525	14,190
Travel & Lodging – 1.5%
Carnival Corp.,
7.63%, 3/1/26 (1)	6,975	7,577
5.75%, 3/1/27 (1)	11,325	11,863
NCL Corp. Ltd.,
5.88%, 3/15/26 (1)	5,400	5,656
NCL Finance Ltd.,
6.13%, 3/15/28 (1)	2,850	2,987
Royal Caribbean Cruises Ltd.,
9.13%, 6/15/23 (1)	6,250	6,859
4.25%, 7/1/26 (1)	1,450	1,448
Viking Cruises Ltd.,
13.00%, 5/15/25 (1)	3,865	4,547
5.88%, 9/15/27 (1)	9,176	9,068
		50,005
Trucking & Leasing – 0.1%
Fly Leasing Ltd.,
5.25%, 10/15/24	2,690	2,710
Wireless Telecommunications Services – 1.8%
Altice France S.A.,
7.38%, 5/1/26 (1)	12	12
5.13%, 7/15/29 (1)	4,950	4,974
C&W Senior Financing DAC,
6.88%, 9/15/27 (1)	6,676	7,124
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
6.75%, 10/1/26 (1)	11,025	11,659
Digicel Group Holdings Ltd.,
10.00%, 4/1/24 (6)	11,503	11,095
Telesat Canada/Telesat LLC,
5.63%, 12/6/26 (1)	4,225	4,241
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 19.2% continued
Wireless Telecommunications Services – 1.8%continued
6.50%, 10/15/27 (1)	$11,000	$10,478
Vmed O2 UK Financing I PLC,
4.25%, 1/31/31 (1)	9,200	9,039
7/15/31 (1) (4)	4,375	4,441
		63,063
Wireline Telecommunications Services – 0.6%
Altice France Holding S.A.,
10.50%, 5/15/27 (1)	9,675	10,752
Telecom Italia Capital S.A.,
6.38%, 11/15/33	9,451	11,270
		22,022
Total Foreign Issuer Bonds
(Cost $624,578)		653,249

TERM LOANS – 0.5%
Pharmaceuticals – 0.5%
Alvogen Pharma U.S., Inc., January 2020 Loan,
(Floating, ICE LIBOR USD 3M + 5.25%, 1.00% Floor), 6.25%, 12/31/23(9)	19,033	18,712
Total Term Loans
(Cost $18,987)		18,712

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 0.0%
Airlines – 0.0%
Voyager Aviation Holdings LLC(1) (5) (10) *	2,621	$2
Total Common Stocks
(Cost $3)		2

PREFERRED STOCKS – 0.3%
Banks – 0.2%
GMAC Capital Trust I, (Variable, ICE LIBOR USD 3M + 5.79%), 5.94%(9)	307,029	7,786
Specialized Finance – 0.1%
Cayenne Aviation LLC(1) (5) (10) *	15,725	1,573
Total Preferred Stocks
(Cost $8,388)		9,359

NORTHERN FUNDS QUARTERLY REPORT     45    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(11) (12)	83,327,632	$83,328
Total Investment Companies
(Cost $83,328)		83,328

Total Investments – 99.3%
(Cost $3,240,595)		3,386,474
Other Assets less Liabilities – 0.7%		23,448
NET ASSETS – 100.0%		$3,409,922

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2021.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	When-Issued Security. Coupon rate is not in effect at June 30, 2021.
(5)	Restricted security that has been deemed illiquid. At June 30, 2021, the value of these restricted illiquid securities amounted to approximately $6,785,603 or 0.2% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Cayenne Aviation LLC	5/18/21	$1,573
JPR Royalty Sub LLC, 14.00%, 9/1/20	3/10/11	8,000
Voyager Aviation Holdings LLC, 8.50%, 5/9/26	5/3/21	5,208
Voyager Aviation Holdings LLC	5/18/21	3

(6)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(7)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(8)	Level 3 asset that is worthless, bankrupt or has been delisted.
(9)	Variable rate security. Rate as of June 30, 2021 is disclosed.
(10)	Level 3 asset.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day current yield as of June 30, 2021 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M - 3 Month

5Y - 5 Year

6M - 6 Month

7Y - 7 Year

A.G. - Aktiengesellschaft (German: Stock Corporation)

B.V. - Besloten Vennootschap (Dutch: Private Limited Liability Company)

CMT - Constant Maturity

ICE - Intercontinental Exchange

L.P. - Limited Partnership

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

S.A. - Société Anonyme (French: Public Limited Company)

S.E. - Societas Europaea (German: Public Company)

USD - United States Dollar
Percentages shown are based on Net Assets.

FIXED INCOME FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$2,621,824	$—	$2,621,824
Foreign Issuer Bonds(1)	—	653,249	—	653,249
Term Loans	—	18,712	—	18,712
Common Stocks	—	—	2	2
Preferred Stocks:
Banks	—	7,786	—	7,786
Specialized Finance	—	—	1,573	1,573
Total Preferred Stocks	—	7,786	1,573	9,359
Investment Companies	83,328	—	—	83,328
Total Investments	$83,328	$3,301,571	$1,575	$3,386,474

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$46,727	$255,597	$218,996	$—*	$83,328	83,327,632

*	Amounts round to less than a thousand.
NORTHERN FUNDS QUARTERLY REPORT     47    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 13.9%
Auto Floor Plan – 0.1%
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class A
0.69%, 10/15/25(1)	$500	$502
Automobile – 2.7%
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class A2
0.26%, 11/18/24	1,000	1,001
CarMax Auto Owner Trust, Series 2020-1, Class A3
1.89%, 12/16/24	550	560
Enterprise Fleet Financing LLC, Series 2020-1, Class A3
1.86%, 12/22/25(1)	2,250	2,316
Ford Credit Auto Lease Trust, Series 2020-A, Class A3
1.85%, 3/15/23	1,200	1,206
GM Financial Automobile Leasing Trust, Series 2020-1, Class A3
1.67%, 12/20/22	470	473
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3
1.84%, 9/16/24	790	799
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A3
1.95%, 7/17/23(1)	3,000	3,024
Santander Drive Auto Receivables Trust, Series 2020-2, Class A2A
0.62%, 5/15/23	121	121
Santander Drive Auto Receivables Trust, Series 2021-2, Class A2
0.28%, 4/15/24	1,000	1,001
Tesla Auto Lease Trust, Series 2021-A, Class A2
0.36%, 3/20/25(1)	1,000	1,000
Volkswagen Auto Loan Enhanced Trust, Series 2020-1, Class A2A
0.93%, 12/20/22	254	255
World Omni Auto Receivables Trust, Series 2021-B, Class A2
0.20%, 7/15/24	1,000	1,000
		12,756
Commercial Mortgage-Backed Securities – 6.4%
BANK, Series 2018-BN14, Class A2
4.13%, 9/15/60	4,550	4,815
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 13.9%continued
Commercial Mortgage-Backed Securities – 6.4%continued
Benchmark Mortgage Trust, Series 2018-B2, Class A2
3.66%, 2/15/51	$2,355	$2,441
Benchmark Mortgage Trust, Series 2018-B6, Class A2
4.20%, 10/10/51	3,710	3,940
Benchmark Mortgage Trust, Series 2019-B12, Class A2
3.00%, 8/15/52	750	786
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C28, Class A4
3.23%, 10/15/48	4,090	4,367
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4
4.26%, 10/15/46	575	614
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4
2.92%, 2/15/46	2,200	2,264
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4
3.72%, 12/15/48	5,175	5,692
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3
2.88%, 12/15/45	4,960	5,088
		30,007
Credit Card – 2.7%
Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1
2.84%, 12/15/24	1,005	1,022
Discover Card Execution Note Trust, Series 2019-A1, Class A1
3.04%, 7/15/24	3,700	3,758
Golden Credit Card Trust, Series 2019-2A, Class A
(Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor), 0.42%, 10/15/23(2)	1,000	1,001
Master Credit Card Trust II, Series 2020-1A, Class A
1.99%, 9/21/24(1)	2,200	2,263
Synchrony Card Funding LLC, Series 2019-A1, Class A
2.95%, 3/15/25	3,210	3,272

FIXED INCOME FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 13.9%continued
Credit Card – 2.7%continued
World Financial Network Credit Card Master Trust, Series 2019-C, Class A
2.21%, 7/15/26	$1,000	$1,024
		12,340
Other – 2.0%
CNH Equipment Trust, Series 2018-A, Class A3
3.12%, 7/17/23	492	497
CNH Equipment Trust, Series 2019-A, Class A3
3.01%, 4/15/24	1,788	1,817
CNH Equipment Trust, Series 2019-B, Class A3
2.52%, 8/15/24	1,486	1,507
John Deere Owner Trust, Series 2019-A, Class A3
2.91%, 7/17/23	1,052	1,064
Verizon Master Trust, Series 2021-1, Class A
0.50%, 5/20/27	2,760	2,759
Verizon Owner Trust, Series 2020-A, Class A1A
1.85%, 7/22/24	1,550	1,577
		9,221
Total Asset-Backed Securities
(Cost $63,852)		64,826

CORPORATE BONDS – 42.3%
Aerospace & Defense – 0.3%
Boeing (The) Co.,
4.51%, 5/1/23	1,000	1,066
Howmet Aerospace, Inc.,
5.13%, 10/1/24	200	221
		1,287
Airlines – 0.5%
American Airlines Group, Inc.,
3.75%, 3/1/25 (1)	1,100	1,013
Southwest Airlines Co.,
4.75%, 5/4/23	1,000	1,073
United Airlines Pass Through Trust, Series 2020-1, Class B,
4.88%, 1/15/26	466	494
		2,580
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 42.3% continued
Apparel & Textile Products – 0.2%
VF Corp.,
2.05%, 4/23/22	$1,000	$1,014
Automobiles Manufacturing – 4.1%
American Honda Finance Corp.,
0.88%, 7/7/23	1,790	1,806
BMW U.S. Capital LLC,
3.80%, 4/6/23 (1)	800	846
(Floating, U.S. SOFR + 0.53%), 0.58%, 4/1/24 (1) (2)	800	807
Daimler Finance North America LLC,
2.20%, 10/30/21 (1)	1,050	1,057
0.75%, 3/1/24 (1)	600	601
Ford Motor Credit Co. LLC,
3.38%, 11/13/25	800	830
General Motors Co.,
5.40%, 10/2/23	1,000	1,101
General Motors Financial Co., Inc.,
(Floating, U.S. SOFR + 0.76%), 0.80%, 3/8/24 (2)	2,000	2,014
Hyundai Capital America,
1.25%, 9/18/23 (1)	410	414
0.80%, 1/8/24 (1)	800	796
0.88%, 6/14/24 (1)	700	697
Nissan Motor Acceptance Corp.,
(Floating, ICE LIBOR USD 3M + 0.64%), 0.77%, 3/8/24 (1) (2)	1,300	1,301
Toyota Motor Credit Corp.,
0.45%, 1/11/24	3,000	2,990
Volkswagen Group of America Finance LLC,
2.90%, 5/13/22 (1)	2,050	2,093
3.13%, 5/12/23 (1)	630	658
0.88%, 11/22/23 (1)	1,000	1,003
		19,014
Banks – 1.4%
CIT Bank N.A.,
(Variable, U.S. SOFR + 1.72%), 2.97%, 9/27/25 (3)	450	471
Citizens Financial Group, Inc.,
4.30%, 2/11/31	930	1,016
Discover Bank,
3.20%, 8/9/21	805	805
Fifth Third Bancorp,
2.38%, 1/28/25	265	278

NORTHERN FUNDS QUARTERLY REPORT     49    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 42.3% continued
Banks – 1.4%continued
KeyBank N.A.,
1.25%, 3/10/23	$600	$609
(Variable, U.S. SOFR + 0.34%), 0.42%, 1/3/24 (3)	1,300	1,300
(Variable, U.S. SOFR + 0.32%), 0.43%, 6/14/24 (3)	1,500	1,501
Wells Fargo & Co.,
(Variable, U.S. SOFR + 0.51%), 0.81%, 5/19/25 (3)	380	379
		6,359
Biotechnology – 0.3%
Gilead Sciences, Inc.,
0.75%, 9/29/23	1,545	1,546
Cable & Satellite – 0.1%
Cable One, Inc.,
4.00%, 11/15/30(1)	680	682
Chemicals – 0.7%
DuPont de Nemours, Inc.,
4.21%, 11/15/23	890	964
Eastman Chemical Co.,
3.50%, 12/1/21	1,110	1,124
Mosaic (The) Co.,
3.75%, 11/15/21	1,124	1,129
		3,217
Commercial Finance – 0.4%
Air Lease Corp.,
3.50%, 1/15/22	986	1,003
Aviation Capital Group LLC,
1.95%, 1/30/26 (1)	1,100	1,100
		2,103
Construction Materials Manufacturing – 0.1%
Martin Marietta Materials, Inc.,
7/15/23(4)	470	471
Consumer Finance – 2.7%
Ally Financial, Inc.,
3.88%, 5/21/24	1,000	1,078
American Express Co.,
2.50%, 7/30/24	1,540	1,623
Capital One Financial Corp.,
(Floating, ICE LIBOR USD 3M + 0.95%), 1.07%, 3/9/22 (2)	670	673
3.50%, 6/15/23	1,000	1,057
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 42.3% continued
Consumer Finance – 2.7%continued
Fidelity National Information Services, Inc.,
0.60%, 3/1/24	$340	$340
Fiserv, Inc.,
2.75%, 7/1/24	260	274
Global Payments, Inc.,
2.65%, 2/15/25	500	527
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	1,100	1,098
OneMain Finance Corp.,
3.50%, 1/15/27	650	655
PayPal Holdings, Inc.,
1.35%, 6/1/23	1,050	1,069
2.40%, 10/1/24	660	695
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.,
3.63%, 3/1/29 (1)	1,000	988
Square, Inc.,
2.75%, 6/1/26 (1)	1,850	1,882
Starwood Property Trust, Inc.,
7/15/26 (1) (4)	500	504
Synchrony Financial,
2.85%, 7/25/22	230	235
		12,698
Containers & Packaging – 0.3%
Graphic Packaging International LLC,
4.75%, 7/15/27(1)	1,180	1,275
Department Stores – 0.2%
Nordstrom, Inc.,
2.30%, 4/8/24(1)	1,000	1,003
Diversified Banks – 2.4%
Bank of America Corp.,
(Floating, Bloomberg Short-Term Bank Yield Index 3M + 0.43%), 0.54%, 5/28/24 (2)	5,000	5,003
(Floating, U.S. SOFR + 0.73%), 0.76%, 10/24/24 (2)	1,640	1,652
(Floating, ICE LIBOR USD 3M + 0.76%), 0.88%, 9/15/26 (2)	895	889
Citigroup, Inc.,
(Floating, ICE LIBOR USD 3M + 0.69%), 0.87%, 10/27/22 (2)	1,010	1,017

FIXED INCOME FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 42.3% continued
Diversified Banks – 2.4%continued
(Variable, U.S. SOFR + 0.67%), 0.98%, 5/1/25 (3)	$1,200	$1,203
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 0.70%), 1.04%, 2/4/27 (3)	1,460	1,436
		11,200
Electrical Equipment Manufacturing – 0.6%
Amphenol Corp.,
2.05%, 3/1/25	780	811
Keysight Technologies, Inc.,
4.55%, 10/30/24	850	944
Otis Worldwide Corp.,
2.06%, 4/5/25	815	847
		2,602
Exploration & Production – 0.8%
EQT Corp.,
7.63%, 2/1/25	1,100	1,283
Occidental Petroleum Corp.,
2.70%, 2/15/23	1,070	1,094
Pioneer Natural Resources Co.,
1.13%, 1/15/26	1,160	1,148
		3,525
Financial Services – 2.7%
Ameriprise Financial, Inc.,
3.00%, 3/22/22	710	724
Ares Capital Corp.,
4.20%, 6/10/24	950	1,021
2.15%, 7/15/26	400	398
Charles Schwab (The) Corp.,
(Floating, U.S. SOFR + 0.50%), 0.55%, 3/18/24 (2)	2,000	2,014
Goldman Sachs Group (The), Inc.,
(Floating, ICE LIBOR USD 3M + 1.05%), 1.18%, 6/5/23 (2)	1,255	1,265
(Variable, U.S. SOFR + 0.61%), 0.86%, 2/12/26 (3)	610	605
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.75%, 9/15/24	950	993
Intercontinental Exchange, Inc.,
0.70%, 6/15/23	230	231
3.45%, 9/21/23	830	881
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 42.3% continued
Financial Services – 2.7%continued
Morgan Stanley,
3.70%, 10/23/24	$1,000	$1,091
(Variable, U.S. SOFR + 1.15%), 2.72%, 7/22/25 (3)	230	242
Nasdaq, Inc.,
0.45%, 12/21/22	510	510
National Securities Clearing Corp.,
0.40%, 12/7/23 (1)	2,000	2,002
TD Ameritrade Holding Corp.,
2.95%, 4/1/22	400	406
		12,383
Food & Beverage – 1.3%
Cargill, Inc.,
0.40%, 2/2/24 (1)	900	895
Constellation Brands, Inc.,
2.70%, 5/9/22	200	204
Hershey (The) Co.,
0.90%, 6/1/25	590	592
Keurig Dr. Pepper, Inc.,
0.75%, 3/15/24	700	701
Lamb Weston Holdings, Inc.,
4.88%, 5/15/28 (1)	660	730
McCormick & Co., Inc.,
0.90%, 2/15/26	1,450	1,425
Tyson Foods, Inc.,
4.50%, 6/15/22	1,330	1,368
		5,915
Forest & Paper Products Manufacturing – 0.5%
Georgia-Pacific LLC,
0.63%, 5/15/24 (1)	2,100	2,092
Mercer International, Inc.,
5.13%, 2/1/29 (1)	250	257
		2,349
Hardware – 0.5%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23	460	499
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22	555	579
4.45%, 10/2/23	1,000	1,082
		2,160

NORTHERN FUNDS QUARTERLY REPORT     51    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 42.3% continued
Health Care Facilities & Services – 0.9%
Cigna Corp.,
1.25%, 3/15/26	$1,580	$1,585
CVS Health Corp.,
2.63%, 8/15/24	1,200	1,266
HCA, Inc.,
4.75%, 5/1/23	1,150	1,232
		4,083
Homebuilders – 0.6%
D.R. Horton, Inc.,
2.50%, 10/15/24	750	786
Forestar Group, Inc.,
5.00%, 3/1/28 (1)	1,100	1,139
Lennar Corp.,
4.75%, 11/15/22	800	837
		2,762
Industrial Other – 0.3%
Parker-Hannifin Corp.,
2.70%, 6/14/24	900	948
WW Grainger, Inc.,
1.85%, 2/15/25	650	673
		1,621
Internet Media – 0.2%
Expedia Group, Inc.,
3.60%, 12/15/23	1,000	1,063
Life Insurance – 2.4%
AIG Global Funding,
0.45%, 12/8/23 (1)	640	639
Athene Global Funding,
0.95%, 1/8/24 (1)	1,900	1,902
Brighthouse Financial Global Funding,
0.60%, 6/28/23 (1)	860	860
(Floating, U.S. SOFR + 0.76%), 0.78%, 4/12/24 (1) (2)	400	403
Metropolitan Life Global Funding I,
0.90%, 6/8/23 (1)	340	343
0.40%, 1/7/24 (1)	1,600	1,596
Northwestern Mutual Global Funding,
0.80%, 1/14/26 (1)	800	787
Principal Life Global Funding II,
0.50%, 1/8/24 (1)	1,200	1,197
2.25%, 11/21/24 (1)	930	969
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 42.3% continued
Life Insurance – 2.4%continued
Protective Life Global Funding,
0.63%, 10/13/23 (1)	$200	$201
0.47%, 1/12/24 (1)	1,100	1,093
0.78%, 7/5/24 (1)	500	500
Security Benefit Global Funding,
1.25%, 5/17/24	700	701
		11,191
Machinery Manufacturing – 0.4%
CNH Industrial Capital LLC,
1.95%, 7/2/23	210	215
4.20%, 1/15/24	730	790
John Deere Capital Corp.,
0.45%, 1/17/24	800	799
		1,804
Managed Care – 0.5%
Anthem, Inc.,
2.38%, 1/15/25	1,180	1,235
UnitedHealth Group, Inc.,
2.38%, 8/15/24	1,170	1,231
		2,466
Mass Merchants – 0.3%
Dollar Tree, Inc.,
3.70%, 5/15/23	1,340	1,416
Medical Equipment & Devices Manufacturing – 0.4%
Alcon Finance Corp.,
2.75%, 9/23/26 (1)	400	423
Becton Dickinson and Co.,
3.88%, 5/15/24	700	754
Stryker Corp.,
0.60%, 12/1/23	520	519
		1,696
Oil & Gas Services & Equipment – 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
2.77%, 12/15/22	430	444
Pharmaceuticals – 0.6%
GlaxoSmithKline Capital, Inc.,
3.38%, 5/15/23	1,000	1,057
Horizon Therapeutics U.S.A., Inc.,
5.50%, 8/1/27 (1)	1,000	1,061

FIXED INCOME FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 42.3% continued
Pharmaceuticals – 0.6%continued
Viatris, Inc.,
1.13%, 6/22/22 (1)	$600	$604
		2,722
Pipeline – 0.4%
Energy Transfer L.P./Regency Energy Finance Corp.,
5.88%, 3/1/22	690	705
ONEOK, Inc.,
2.20%, 9/15/25	500	514
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (3) (5)	525	464
Southern Natural Gas Co. LLC,
0.63%, 4/28/23 (1)	290	290
		1,973
Power Generation – 0.3%
Calpine Corp.,
4.50%, 2/15/28 (1)	900	918
NRG Energy, Inc.,
3.75%, 6/15/24 (1)	300	320
Terraform Global Operating LLC,
6.13%, 3/1/26 (1)	395	407
		1,645
Property & Casualty Insurance – 0.9%
Allstate (The) Corp.,
3.15%, 6/15/23	1,000	1,052
American International Group, Inc.,
4.88%, 6/1/22	2,145	2,233
Aon Corp.,
2.20%, 11/15/22	1,000	1,024
		4,309
Publishing & Broadcasting – 0.1%
News Corp.,
3.88%, 5/15/29(1)	300	303
Real Estate – 3.0%
American Campus Communities Operating Partnership L.P.,
3.75%, 4/15/23	1,898	1,989
American Tower Corp.,
2.40%, 3/15/25	945	987
1.30%, 9/15/25	940	942
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 42.3% continued
Real Estate – 3.0%continued
Boston Properties L.P.,
3.85%, 2/1/23	$1,000	$1,044
Corporate Office Properties L.P.,
2.25%, 3/15/26	400	411
Crown Castle International Corp.,
3.15%, 7/15/23	1,575	1,653
Equinix, Inc.,
2.63%, 11/18/24	975	1,026
Healthpeak Properties, Inc.,
3.25%, 7/15/26	1,150	1,248
Iron Mountain, Inc.,
4.88%, 9/15/27 (1)	480	498
iStar, Inc.,
4.75%, 10/1/24	540	568
MPT Operating Partnership L.P./MPT Finance Corp.,
4.63%, 8/1/29	1,100	1,178
Public Storage,
(Floating, U.S. SOFR + 0.47%), 0.49%, 4/23/24 (2)	740	741
Simon Property Group L.P.,
2.00%, 9/13/24	870	901
Welltower, Inc.,
3.63%, 3/15/24	650	697
		13,883
Refining & Marketing – 1.3%
CVR Energy, Inc.,
5.25%, 2/15/25 (1)	1,100	1,100
Phillips 66,
4.30%, 4/1/22	581	598
3.70%, 4/6/23	300	317
3.85%, 4/9/25	1,900	2,091
Valero Energy Corp.,
2.70%, 4/15/23	390	404
1.20%, 3/15/24	1,340	1,352
		5,862
Retail - Consumer Discretionary – 0.5%
Carvana Co.,
5.50%, 4/15/27 (1)	750	775
eBay, Inc.,
1.90%, 3/11/25	1,300	1,343
		2,118

NORTHERN FUNDS QUARTERLY REPORT     53    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 42.3% continued
Retail - Consumer Staples – 0.3%
Bunge Ltd. Finance Corp.,
1.63%, 8/17/25	$1,310	$1,325
Semiconductors – 1.0%
Microchip Technology, Inc.,
0.98%, 9/1/24 (1)	920	916
NVIDIA Corp.,
0.31%, 6/15/23	1,280	1,280
0.58%, 6/14/24	600	600
Skyworks Solutions, Inc.,
0.90%, 6/1/23	1,960	1,966
		4,762
Software & Services – 1.5%
Autodesk, Inc.,
3.60%, 12/15/22	1,000	1,036
Citrix Systems, Inc.,
1.25%, 3/1/26	1,180	1,165
Oracle Corp.,
2.95%, 11/15/24	2,000	2,130
PTC, Inc.,
4.00%, 2/15/28 (1)	1,190	1,229
Roper Technologies, Inc.,
0.45%, 8/15/22	120	120
2.35%, 9/15/24	470	493
salesforce.com, Inc.,
7/15/24 (4)	780	781
		6,954
Supermarkets & Pharmacies – 0.6%
7-Eleven, Inc.,
0.95%, 2/10/26 (1)	1,100	1,080
Walgreens Boots Alliance, Inc.,
3.30%, 11/18/21	1,600	1,610
		2,690
Transportation & Logistics – 0.5%
Cargo Aircraft Management, Inc.,
4.75%, 2/1/28 (1)	1,200	1,224
PACCAR Financial Corp.,
0.80%, 6/8/23	120	121
Ryder System, Inc.,
2.88%, 6/1/22	1,090	1,113
		2,458
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 42.3% continued
Utilities – 3.6%
Ameren Corp.,
2.50%, 9/15/24	$420	$442
Ameren Illinois Co.,
0.38%, 6/15/23	530	530
American Electric Power Co., Inc.,
3.65%, 12/1/21	1,115	1,131
1.00%, 11/1/25	1,175	1,163
CenterPoint Energy, Inc.,
(Floating, U.S. SOFR + 0.65%), 0.68%, 5/13/24 (2)	740	743
Dominion Energy, Inc.,
(Floating, ICE LIBOR USD 3M + 0.53%), 0.65%, 9/15/23 (2)	400	400
DTE Energy Co.,
1.05%, 6/1/25	1,660	1,659
Duke Energy Corp.,
(Floating, U.S. SOFR + 0.25%), 0.30%, 6/10/23 (2)	1,400	1,401
3.75%, 4/15/24	1,000	1,077
Florida Power & Light Co.,
(Floating, U.S. SOFR + 0.25%), 0.28%, 5/10/23 (2)	1,000	999
Mississippi Power Co.,
(Floating, U.S. SOFR + 0.30%), 0.35%, 6/28/24 (2)	1,000	1,000
NextEra Energy Capital Holdings, Inc.,
0.65%, 3/1/23	880	884
OGE Energy Corp.,
0.70%, 5/26/23	700	700
ONE Gas, Inc.,
(Floating, ICE LIBOR USD 3M + 0.61%), 0.73%, 3/11/23 (2)	1,470	1,471
PPL Electric Utilities Corp.,
(Floating, U.S. SOFR + 0.33%), 0.38%, 6/24/24 (2)	550	550
WEC Energy Group, Inc.,
0.80%, 3/15/24	810	812
Xcel Energy, Inc.,
0.50%, 10/15/23	1,740	1,740
		16,702
Waste & Environment Services & Equipment – 0.6%
Republic Services, Inc.,
2.50%, 8/15/24	1,680	1,763

FIXED INCOME FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 42.3% continued
Waste & Environment Services & Equipment – 0.6%continued
Stericycle, Inc.,
5.38%, 7/15/24 (1)	$630	$648
Waste Management, Inc.,
0.75%, 11/15/25	600	594
		3,005
Wireless Telecommunications Services – 0.7%
AT&T, Inc.,
(Floating, U.S. SOFR + 0.64%), 0.69%, 3/25/24 (2)	490	491
T-Mobile U.S.A., Inc.,
3.50%, 4/15/25	1,700	1,843
Verizon Communications, Inc.,
0.75%, 3/22/24	230	231
0.85%, 11/20/25	790	781
		3,346
Wireline Telecommunications Services – 0.2%
Level 3 Financing, Inc.,
4.63%, 9/15/27(1)	1,100	1,142
Total Corporate Bonds
(Cost $194,530)		197,128

FOREIGN ISSUER BONDS – 18.8%
Banks – 7.0%
ANZ New Zealand International Ltd.,
3.40%, 3/19/24 (1)	1,000	1,073
Bank of New Zealand,
2.00%, 2/21/25 (1)	1,170	1,210
Banque Federative du Credit Mutuel S.A.,
0.65%, 2/27/24 (1)	800	798
Barclays Bank PLC,
1.70%, 5/12/22	580	587
BPCE S.A.,
1.00%, 1/20/26 (1)	1,490	1,469
Cooperatieve Rabobank U.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.34%, 6/24/26 (1) (3)	1,950	1,958
Credit Suisse A.G.,
3.63%, 9/9/24	800	869
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 1.87%), 2.13%, 11/24/26 (3)	1,450	1,471
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 18.8% continued
Banks – 7.0%continued
Federation des Caisses Desjardins du Quebec,
(Floating, U.S. SOFR + 0.43%), 0.47%, 5/21/24 (1) (2)	$1,500	$1,504
2.05%, 2/10/25 (1)	1,500	1,549
ING Groep N.V.,
(Floating, U.S. SOFR + 1.01%), 1.06%, 4/1/27 (2)	1,400	1,415
Lloyds Banking Group PLC,
4.05%, 8/16/23	500	536
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (3)	1,110	1,158
Macquarie Bank Ltd.,
2.30%, 1/22/25 (1)	1,000	1,044
National Bank of Canada,
2.10%, 2/1/23	1,400	1,436
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.40%), 0.55%, 11/15/24 (3)	1,200	1,196
Nationwide Building Society,
0.55%, 1/22/24 (1)	1,470	1,464
NatWest Markets PLC,
0.80%, 8/12/24 (1)	1,400	1,394
Nordea Bank Abp,
0.63%, 5/24/24 (1)	1,300	1,300
Santander UK Group Holdings PLC,
2.88%, 8/5/21	900	902
Skandinaviska Enskilda Banken AB,
3.05%, 3/25/22 (1)	1,050	1,070
2.20%, 12/12/22 (1)	200	205
Svenska Handelsbanken AB,
0.55%, 6/11/24 (1)	1,700	1,694
Westpac Banking Corp.,
2.35%, 2/19/25	1,170	1,230
(Floating, U.S. SOFR + 0.52%), 0.56%, 6/3/26 (2)	4,000	4,009
		32,541
Cable & Satellite – 0.4%
Sky Ltd.,
3.75%, 9/16/24(1)	1,490	1,629

NORTHERN FUNDS QUARTERLY REPORT     55    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 18.8% continued
Commercial Finance – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.75%, 1/30/26	$1,100	$1,087
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (1)	1,000	1,029
Fly Leasing Ltd.,
5.25%, 10/15/24	370	373
		2,489
Containers & Packaging – 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.,
5.25%, 8/15/27(1)	1,000	1,020
Diversified Banks – 3.7%
Bank of Montreal,
(Floating, U.S. SOFR + 0.35%), 0.39%, 12/8/23 (2)	1,050	1,054
Bank of Nova Scotia (The),
1.63%, 5/1/23	1,000	1,022
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.80%), 1.01%, 12/10/24 (3)	685	687
BNP Paribas S.A.,
(Variable, ICE LIBOR USD 3M + 1.11%), 2.82%, 11/19/25 (1) (3)	1,110	1,168
(Variable, U.S. SOFR + 1.00%), 1.32%, 1/13/27 (1) (3)	1,500	1,482
Canadian Imperial Bank of Commerce,
(Variable, ICE LIBOR USD 3M + 0.79%), 2.61%, 7/22/23 (3)	1,000	1,023
Credit Agricole S.A.,
(Floating, ICE LIBOR USD 3M + 1.02%), 1.20%, 4/24/23 (1) (2)	1,045	1,059
HSBC Holdings PLC,
(Variable, ICE LIBOR USD 3M + 1.06%), 3.26%, 3/13/23 (3)	1,000	1,020
(Variable, U.S. SOFR + 1.29%), 1.59%, 5/24/27 (3)	1,300	1,302
Mitsubishi UFJ Financial Group, Inc.,
2.80%, 7/18/24	1,000	1,059
Mizuho Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 0.61%), 0.74%, 9/8/24 (2)	1,500	1,508
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 18.8% continued
Diversified Banks – 3.7%continued
Natwest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.90%), 1.64%, 6/14/27 (3)	$1,000	$1,000
Royal Bank of Canada,
1.15%, 6/10/25	550	553
(Floating, U.S. SOFR + 0.57%), 0.60%, 4/27/26 (2)	1,000	1,001
Sumitomo Mitsui Financial Group, Inc.,
0.51%, 1/12/24	200	199
2.45%, 9/27/24	1,200	1,259
Toronto-Dominion Bank (The),
0.45%, 9/11/23	800	801
		17,197
Electrical Equipment Manufacturing – 0.4%
Siemens Financieringsmaatschappij N.V.,
(Floating, U.S. SOFR + 0.43%), 0.48%, 3/11/24(1) (2)	1,750	1,762
Exploration & Production – 0.6%
Canadian Natural Resources Ltd.,
2.95%, 1/15/23	1,000	1,036
Sinopec Group Overseas Development 2018 Ltd.,
2.50%, 11/12/24 (1)	1,495	1,568
		2,604
Financial Services – 0.5%
LSEGA Financing PLC,
0.65%, 4/6/24 (1)	900	899
UBS A.G.,
0.38%, 6/1/23 (1)	630	629
UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.83%), 1.01%, 7/30/24 (1) (3)	1,000	1,007
		2,535
Food & Beverage – 0.2%
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
5.50%, 1/15/30(1)	725	811
Government Agencies – 0.2%
Kommunalbanken AS,
0.38%, 9/11/25(1)	1,100	1,080

FIXED INCOME FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 18.8% continued
Government Local – 0.2%
Japan Finance Organization for Municipalities,
1.75%, 9/5/24(1)	$1,020	$1,051
Hardware – 0.0%
Seagate HDD Cayman,
3.13%, 7/15/29(1)	235	228
Industrial Other – 0.2%
Element Fleet Management Corp.,
1.60%, 4/6/24(1)	700	711
Integrated Oils – 0.4%
BP Capital Markets PLC,
3.81%, 2/10/24	1,510	1,633
Saudi Arabian Oil Co.,
1.25%, 11/24/23 (1)	200	202
		1,835
Medical Equipment & Devices Manufacturing – 0.2%
DH Europe Finance II S.a.r.l.,
2.20%, 11/15/24	840	876
Pharmaceuticals – 1.1%
AstraZeneca PLC,
0.70%, 4/8/26	3,079	2,998
Bausch Health Cos., Inc.,
6.13%, 4/15/25 (1)	1,003	1,028
GlaxoSmithKline Capital PLC,
0.53%, 10/1/23	1,000	1,004
		5,030
Pipeline – 0.2%
Enbridge, Inc.,
(Floating, U.S. SOFR + 0.40%), 0.43%, 2/17/23 (2)	160	161
2.50%, 1/15/25	510	534
		695
Power Generation – 0.3%
Drax Finco PLC,
6.63%, 11/1/25(1)	1,200	1,239
Property & Casualty Insurance – 0.2%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, (100% Cash), 10/15/25(1) (6)	740	783
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 18.8% continued
Railroad – 0.2%
Canadian Pacific Railway Co.,
4.50%, 1/15/22	$1,000	$1,021
Software & Services – 0.2%
Open Text Corp.,
3.88%, 2/15/28(1)	1,100	1,115
Supranationals – 0.6%
European Investment Bank,
0.38%, 7/24/24	3,000	2,988
Travel & Lodging – 0.0%
Royal Caribbean Cruises Ltd.,
5.25%, 11/15/22	176	181
Wireless Telecommunications Services – 0.6%
America Movil S.A.B. de C.V.,
3.13%, 7/16/22	800	822
Rogers Communications, Inc.,
(Floating, ICE LIBOR USD 3M + 0.60%), 0.73%, 3/22/22 (2)	1,000	1,003
Vodafone Group PLC,
2.95%, 2/19/23	1,000	1,039
		2,864
Wireline Telecommunications Services – 0.7%
Altice France Holding S.A.,
6.00%, 2/15/28 (1)	1,000	996
Bell Telephone Co. of Canada or Bell Canada (The),
0.75%, 3/17/24	2,000	2,004
NTT Finance Corp.,
0.58%, 3/1/24 (1)	200	200
		3,200
Total Foreign Issuer Bonds
(Cost $86,663)		87,485

U.S. GOVERNMENT AGENCIES – 8.6% (7)
Fannie Mae – 3.2%
Pool #555649,
7.50%, 10/1/32	12	13
Pool #AD0915,
5.50%, 12/1/38	25	29
Pool #AI3471,
5.00%, 6/1/41	75	86
Pool #BA6574,
3.00%, 1/1/31	961	1,017

NORTHERN FUNDS QUARTERLY REPORT     57    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 8.6% (7)continued
Fannie Mae – 3.2%continued
Pool #BC0266,
3.50%, 2/1/31	$790	$854
Pool #BC1465,
2.50%, 7/1/31	505	529
Pool #BE0514,
2.50%, 11/1/31	1,510	1,582
Pool #BM1239,
3.50%, 2/1/32	894	965
Pool #BM4485,
3.00%, 9/1/30	1,726	1,824
Pool #BM5017,
3.00%, 3/1/30	838	885
Pool #BM5525,
4.00%, 3/1/31	314	335
Pool #BM5708,
3.00%, 12/1/29	143	151
Pool #FM1773,
3.00%, 12/1/31	819	865
Pool #FM1849,
3.50%, 12/1/33	799	859
Pool #FM1852,
3.00%, 7/1/33	974	1,029
Pool #FM1897,
3.00%, 9/1/32	800	843
Pool #FM3308,
3.00%, 4/1/32	2,603	2,749
Pool #MA3090,
3.00%, 8/1/32	406	430
		15,045
Freddie Mac – 4.8%
Federal Home Loan Mortgage Corp.,
0.13%, 7/25/22	1,000	1,000
0.25%, 8/24/23	4,300	4,300
Freddie Mac REMICS, Series 4835, Class CA,
3.50%, 1/15/47	784	822
Pool #SB0084,
3.00%, 2/1/32	2,613	2,765
Pool #SB0093,
2.50%, 12/1/31	4,504	4,716
Pool #SB0215,
3.00%, 2/1/32	905	957
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 8.6% (7)continued
Freddie Mac – 4.8%continued
Pool #SB0216,
3.00%, 12/1/32	$1,554	$1,644
Pool #SB0329,
3.00%, 9/1/32	1,994	2,108
Pool #ZA2807,
2.50%, 2/1/28	140	147
Pool #ZK9070,
3.00%, 11/1/32	776	822
Pool #ZS6689,
2.50%, 4/1/28	443	465
Pool #ZS8598,
3.00%, 2/1/31	1,080	1,142
Pool #ZS8675,
2.50%, 11/1/32	1,617	1,692
		22,580
Freddie Mac Gold – 0.4%
Pool #A92650,
5.50%, 6/1/40	66	76
Pool #E04360,
2.50%, 4/1/28	507	533
Pool #G18641,
3.00%, 4/1/32	300	317
Pool #G18647,
3.00%, 6/1/32	726	767
		1,693
Freddie Mac Non Gold – 0.0%
Pool #1B3617,
(Floating, ICE LIBOR USD 1Y + 1.92%, 1.92% Floor, 11.10% Cap), 2.42%, 10/1/37(2)	77	78
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	753	793
Total U.S. Government Agencies
(Cost $39,605)		40,189

U.S. GOVERNMENT OBLIGATIONS – 12.7%
U.S. Treasury Floating Rate Notes – 4.3%
(Floating, U.S. Treasury 3M Bill MMY + 0.11%), 0.16%, 4/30/22(2)	20,000	20,018

FIXED INCOME FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 12.7%continued
U.S. Treasury Notes – 8.4%
0.13%, 4/30/22	$15,000	$15,005
1.38%, 10/15/22	699	710
0.13%, 12/31/22	6,000	5,995
1.38%, 2/15/23	2,700	2,752
0.13%, 5/15/23	6,000	5,989
0.13%, 10/15/23	4,000	3,983
0.38%, 4/15/24	5,000	4,994
		39,428
Total U.S. Government Obligations
(Cost $59,406)		59,446

MUNICIPAL BONDS – 1.4%
California – 0.2%
California State Taxable G.O. Unlimited Refunding Bonds, Bid Group B,
2.50%, 10/1/22	910	936
Florida – 0.5%
Florida State Board of Administration Finance Corp. Taxable Revenue Bonds, Series A,
1.26%, 7/1/25	1,100	1,111
Miami-Dade County Aviation Taxable Revenue Refunding Bonds, Series B,
1.23%, 10/1/25	500	501
Miami-Dade County Taxable Capital Asset Acquisition Special Obligation Revenue Bonds,
0.38%, 4/1/23	1,035	1,035
		2,647
New York – 0.7%
New York State Thruway Authority Taxable Revenue Refunding Bonds, Series M,
2.12%, 1/1/24	640	663
New York Taxable G.O. Unlimited Refunding Bonds, Series D, Fiscal 2021,
0.59%, 8/1/23	500	502
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 1.4%continued
New York – 0.7%continued
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series AAA,
1.09%, 7/1/23	$2,000	$2,026
		3,191
Total Municipal Bonds
(Cost $6,691)		6,774

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.1%
FlexShares® Disciplined Duration MBS Index Fund(8)	202,000	$4,765
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(8) (9)	9,704,808	9,705
Total Investment Companies
(Cost $14,365)		14,470

Total Investments – 100.8%
(Cost $465,112)		470,318
Liabilities less Other Assets – (0.8%)		(3,930)
NET ASSETS – 100.0%		$466,388

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Variable rate security. Rate as of June 30, 2021 is disclosed.
(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2021.
(4)	When-Issued Security. Coupon rate is not in effect at June 30, 2021.
(5)	Perpetual bond. Maturity date represents next call date.
(6)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(7)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(8)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds and FlexShares Trust.
(9)	7-day current yield as of June 30, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

NORTHERN FUNDS QUARTERLY REPORT     59    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued	June 30, 2021 (UNAUDITED)
3M - 3 Month

A.G. - Aktiengesellschaft (German: Stock Corporation)

AB - Aktiebolag (Sweden: Corporation)

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

ICE - Intercontinental Exchange

L.P. - Limited Partnership

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

MBS - Mortgage Backed Securities

MMY - Money Market Yield

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

S.A. - Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. - Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$64,826	$—	$64,826
Corporate Bonds(1)	—	197,128	—	197,128
Foreign Issuer Bonds(1)	—	87,485	—	87,485
U.S. Government Agencies(1)	—	40,189	—	40,189
U.S. Government Obligations(1)	—	59,446	—	59,446
Municipal Bonds(1)	—	6,774	—	6,774
Investment Companies	14,470	—	—	14,470
Total Investments	$14,470	$455,848	$—	$470,318

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
FlexShares® Disciplined Duration MBS Index Fund	$4,824	$—	$—	$(59)	$31	$4,765	202,000
Northern Institutional Funds - U.S. Government Portfolio (Shares)	13,255	80,684	84,234	—	—	9,705	9,704,808
Total	$18,079	$80,684	$84,234	$(59)	$31	$14,470	9,906,808
FIXED INCOME FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
SHORT-INTERMEDIATE U.S. GOVERNMENT FUND	June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 7.6% (1)
Fannie Mae – 4.6%
Pool #555649,
7.50%, 10/1/32	$23	$25
Pool #BH9277,
3.50%, 2/1/48	213	225
Pool #BM1239,
3.50%, 2/1/32	167	181
Pool #BM5017,
3.00%, 3/1/30	190	201
Pool #FM1472,
3.50%, 3/1/34	237	256
Pool #FM1842,
3.50%, 6/1/34	133	143
Pool #FM1849,
3.50%, 12/1/33	500	537
Pool #FM1852,
3.00%, 7/1/33	222	234
Pool #FM1897,
3.00%, 9/1/32	597	628
Pool #FM3308,
3.00%, 4/1/32	191	202
Pool #MA3027,
4.00%, 6/1/47	65	70
		2,702
Freddie Mac – 1.5%
Pool #SB0084,
3.00%, 2/1/32	373	395
Pool #SB0215,
3.00%, 2/1/32	206	218
Pool #SB0216,
3.00%, 12/1/32	227	239
Pool #ZS7735,
2.00%, 1/1/32	5	5
		857
Freddie Mac Gold – 1.1%
Pool #C91831,
3.00%, 6/1/35	164	173
Pool #C91868,
3.50%, 4/1/36	183	197
Pool #D99701,
3.00%, 11/1/32	253	268
		638
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 7.6% (1)continued
Government National Mortgage Association – 0.3%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	$192	$202
Government National Mortgage Association I – 0.1%
Pool #676682,
4.50%, 6/15/25	41	43
Pool #782618,
4.50%, 4/15/24	14	15
Pool #783245,
5.00%, 9/15/24	16	16
Pool #783489,
5.00%, 6/15/25	6	6
		80
Total U.S. Government Agencies
(Cost $4,360)		4,479

U.S. GOVERNMENT OBLIGATIONS – 90.9%
U.S. Treasury Notes – 90.9%
1.38%, 2/15/23	6,225	6,345
0.13%, 2/28/23	6,265	6,257
0.25%, 4/15/23	2,155	2,156
1.63%, 5/31/23	2,185	2,243
0.13%, 9/15/23	1,860	1,853
2.88%, 10/31/23	1,100	1,165
2.88%, 11/30/23	1,655	1,756
2.50%, 1/31/24	1,575	1,662
0.38%, 4/15/24	1,020	1,019
2.00%, 4/30/24	1,480	1,546
0.25%, 5/15/24	2,790	2,775
1.75%, 6/30/24	1,420	1,475
1.75%, 7/31/24	1,390	1,444
1.88%, 8/31/24	1,350	1,408
2.13%, 9/30/24	1,355	1,425
2.25%, 11/15/24	1,275	1,348
2.50%, 1/31/25	1,205	1,287
2.75%, 2/28/25	1,175	1,266
2.88%, 4/30/25	725	786
2.88%, 5/31/25	1,105	1,200
0.25%, 7/31/25	1,140	1,118

NORTHERN FUNDS QUARTERLY REPORT     61    FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued	June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 90.9%continued
U.S. Treasury Notes – 90.9%continued
0.50%, 2/28/26	$10,713	$10,551
1.63%, 5/15/31	1,748	1,775
		53,860
Total U.S. Government Obligations
(Cost $54,072)		53,860

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(2) (3)	250,821	$251
Total Investment Companies
(Cost $251)		251

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.9%
U.S. Treasury Bills, 0.09%, 7/8/21(4)	$500	$500
	Total Short-Term Investments
	(Cost $500)	500

	Total Investments – 99.8%
	(Cost $59,183)	59,090
	Other Assets less Liabilities – 0.2%	138
	NET ASSETS – 100.0%	$59,228

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2021 is disclosed.
(4)	Discount rate at the time of purchase.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
At June 30, 2021, the Fund had open futures contracts as follows:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies(1)	$—	$4,479	$—	$4,479
U.S. Government Obligations(1)	—	53,860	—	53,860
Investment Companies	251	—	—	251
Short-Term Investments	—	500	—	500
Total Investments	$251	$58,839	$—	$59,090

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$49	$16,967	$16,765	$4	$251	250,821
FIXED INCOME FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 0.6%
Other – 0.6%
Verizon Master Trust, Series 2021-1, Class A
0.50%, 5/20/27	$25,290	$25,281
Total Asset-Backed Securities
(Cost $25,288)		25,281

CORPORATE BONDS – 19.7%
Aerospace & Defense – 0.6%
Boeing (The) Co.,
2.30%, 8/1/21	5,380	5,387
1.43%, 2/4/24	22,190	22,249
		27,636
Automobiles Manufacturing – 3.5%
American Honda Finance Corp.,
1.95%, 5/20/22	5,000	5,076
BMW U.S. Capital LLC,
3.80%, 4/6/23 (1)	8,900	9,416
0.80%, 4/1/24 (1)	7,000	7,031
Daimler Finance North America LLC,
0.75%, 3/1/24 (1)	24,600	24,652
General Motors Financial Co., Inc.,
1.70%, 8/18/23	14,110	14,401
1.05%, 3/8/24	7,000	7,040
Hyundai Capital America,
1.25%, 9/18/23 (1)	20,000	20,183
0.80%, 1/8/24 (1)	10,000	9,956
0.88%, 6/14/24 (1)	13,100	13,037
Toyota Motor Credit Corp.,
1.15%, 5/26/22	16,000	16,137
Volkswagen Group of America Finance LLC,
0.75%, 11/23/22 (1)	15,300	15,354
3.13%, 5/12/23 (1)	11,850	12,374
		154,657
Banks – 1.9%
Capital One N.A.,
2.15%, 9/6/22	12,500	12,739
KeyBank N.A.,
(Floating, U.S. SOFR + 0.34%), 0.39%, 1/3/24 (2)	5,000	5,005
(Variable, U.S. SOFR + 0.32%), 0.43%, 6/14/24 (3)	11,500	11,509
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.7% continued
Banks – 1.9%continued
M&T Bank Corp.,
(Floating, ICE LIBOR USD 3M + 0.68%), 0.86%, 7/26/23 (2)	$12,708	$12,839
Truist Financial Corp.,
(Floating, U.S. SOFR + 0.40%), 0.45%, 6/9/25 (2)	15,000	15,017
U.S. Bank N.A.,
1.80%, 1/21/22	10,000	10,077
2.65%, 5/23/22	15,000	15,298
		82,484
Biotechnology – 0.2%
Gilead Sciences, Inc.,
(Floating, ICE LIBOR USD 3M + 0.52%), 0.67%, 9/29/23(2)	10,900	10,908
Commercial Finance – 0.5%
Air Lease Corp.,
(Floating, ICE LIBOR USD 3M + 0.35%), 0.48%, 12/15/22(2)	20,000	20,028
Construction Materials Manufacturing – 0.1%
Martin Marietta Materials, Inc.,
7/15/23(4)	5,860	5,873
Consumer Finance – 0.7%
American Express Co.,
3.70%, 11/5/21	11,413	11,517
Capital One Financial Corp.,
(Floating, ICE LIBOR USD 3M + 0.72%), 0.91%, 1/30/23 (2)	5,000	5,044
Fidelity National Information Services, Inc.,
0.60%, 3/1/24	8,180	8,169
PayPal Holdings, Inc.,
2.20%, 9/26/22	5,000	5,119
		29,849
Diversified Banks – 0.6%
Bank of America Corp.,
(Variable, U.S. SOFR + 0.41%), 0.52%, 6/14/24 (3)	12,170	12,167
Citigroup, Inc.,
(Variable, U.S. SOFR + 0.87%), 2.31%, 11/4/22 (3)	10,000	10,063
(Floating, U.S. SOFR + 0.67%), 0.70%, 5/1/25 (2)	4,700	4,721
		26,951

NORTHERN FUNDS QUARTERLY REPORT     63    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.7% continued
Electrical Equipment Manufacturing – 0.1%
Otis Worldwide Corp.,
(Floating, ICE LIBOR USD 3M + 0.45%), 0.60%, 4/5/23(2)	$2,400	$2,400
Entertainment Content – 0.1%
Fox Corp.,
3.67%, 1/25/22	2,900	2,957
Financial Services – 2.0%
Bank of New York Mellon (The) Corp.,
1.85%, 1/27/23	10,000	10,233
Charles Schwab (The) Corp.,
0.75%, 3/18/24	5,000	5,028
Goldman Sachs Group (The), Inc.,
0.48%, 1/27/23	5,000	5,003
(Floating, U.S. SOFR + 0.54%), 0.57%, 11/17/23 (2)	20,100	20,112
(Variable, U.S. SOFR + 0.51%), 0.66%, 9/10/24 (3)	20,000	19,967
Morgan Stanley,
(Variable, U.S. SOFR + 0.47%), 0.56%, 11/10/23 (3)	5,000	5,006
(Variable, U.S. SOFR + 0.46%), 0.53%, 1/25/24 (3)	15,000	14,993
Nasdaq, Inc.,
0.45%, 12/21/22	6,000	5,998
		86,340
Food & Beverage – 0.3%
Cargill, Inc.,
0.40%, 2/2/24 (1)	5,000	4,971
Hormel Foods Corp.,
0.65%, 6/3/24	2,790	2,796
Mondelez International, Inc.,
0.63%, 7/1/22	5,000	5,019
		12,786
Integrated Oils – 0.3%
BP Capital Markets America, Inc.,
2.94%, 4/6/23	3,400	3,546
Exxon Mobil Corp.,
1.57%, 4/15/23	10,000	10,223
		13,769
Life Insurance – 2.3%
Athene Global Funding,
1.20%, 10/13/23 (1)	20,000	20,225
0.95%, 1/8/24 (1)	30,700	30,725
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.7% continued
Life Insurance – 2.3%continued
New York Life Global Funding,
(Floating, U.S. SOFR + 0.48%), 0.53%, 6/9/26 (1) (2)	$20,000	$20,020
Northwestern Mutual Global Funding,
0.60%, 3/25/24 (1)	12,700	12,691
Protective Life Global Funding,
0.78%, 7/5/24 (1)	10,600	10,597
Security Benefit Global Funding,
1.25%, 5/17/24	9,300	9,315
		103,573
Machinery Manufacturing – 1.0%
Caterpillar Financial Services Corp.,
0.95%, 5/13/22	5,000	5,035
(Floating, U.S. SOFR + 0.25%), 0.28%, 5/17/24 (2)	20,000	20,019
0.45%, 5/17/24	10,000	9,967
CNH Industrial Capital LLC,
1.95%, 7/2/23	7,900	8,098
		43,119
Managed Care – 0.1%
UnitedHealth Group, Inc.,
0.55%, 5/15/24	5,000	4,993
Pharmaceuticals – 0.6%
Astrazeneca Finance LLC,
0.70%, 5/28/24	23,740	23,694
Bristol-Myers Squibb Co.,
0.54%, 11/13/23	5,000	5,006
		28,700
Real Estate – 0.1%
Public Storage,
(Floating, U.S. SOFR + 0.47%), 0.49%, 4/23/24(2)	5,000	5,008
Refining & Marketing – 0.7%
Phillips 66,
3.70%, 4/6/23	5,500	5,807
Valero Energy Corp.,
2.70%, 4/15/23	4,920	5,101
(Floating, ICE LIBOR USD 3M + 1.15%), 1.27%, 9/15/23 (2)	20,000	20,035
		30,943

FIXED INCOME FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.7% continued
Restaurants – 0.1%
Starbucks Corp.,
1.30%, 5/7/22	$3,330	$3,360
Retail - Consumer Discretionary – 0.2%
Amazon.com, Inc.,
0.45%, 5/12/24	10,000	9,978
Software & Services – 0.1%
salesforce.com, Inc.,
7/15/24(4)	5,540	5,542
Supermarkets & Pharmacies – 0.2%
7-Eleven, Inc.,
0.80%, 2/10/24(1)	7,100	7,082
Tobacco – 0.1%
Philip Morris International, Inc.,
1.13%, 5/1/23	4,540	4,600
Utilities – 1.9%
American Electric Power Co., Inc.,
(Floating, ICE LIBOR USD 3M + 0.48%), 0.66%, 11/1/23 (2)	13,400	13,411
CenterPoint Energy, Inc.,
(Floating, U.S. SOFR + 0.65%), 0.68%, 5/13/24 (2)	5,910	5,935
Duke Energy Corp.,
(Floating, U.S. SOFR + 0.25%), 0.30%, 6/10/23 (2)	9,200	9,207
Florida Power & Light Co.,
(Floating, U.S. SOFR + 0.25%), 0.28%, 5/10/23 (2)	10,000	9,994
(Floating, ICE LIBOR USD 3M + 0.38%), 0.56%, 7/28/23 (2)	4,380	4,380
NextEra Energy Capital Holdings, Inc.,
2.40%, 9/1/21	18,800	18,868
2.90%, 4/1/22	5,000	5,100
0.65%, 3/1/23	7,750	7,782
Southern (The) Co.,
0.60%, 2/26/24	3,000	2,991
WEC Energy Group, Inc.,
0.80%, 3/15/24	7,640	7,658
		85,326
Wireless Telecommunications Services – 1.4%
AT&T, Inc.,
0.90%, 3/25/24	45,000	45,098
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.7% continued
Wireless Telecommunications Services – 1.4%continued
Verizon Communications, Inc.,
0.75%, 3/22/24	$16,750	$16,822
		61,920
Total Corporate Bonds
(Cost $865,503)		870,782

FOREIGN ISSUER BONDS – 5.7%
Banks – 3.0%
ABN AMRO Bank N.V.,
3.40%, 8/27/21 (1)	5,600	5,628
ANZ New Zealand International Ltd.,
1.90%, 2/13/23 (1)	10,000	10,247
Barclays Bank PLC,
1.70%, 5/12/22	13,600	13,756
Credit Suisse A.G.,
2.80%, 4/8/22	3,400	3,466
Deutsche Bank A.G.,
0.90%, 5/28/24	9,950	9,905
ING Groep N.V.,
(Floating, ICE LIBOR USD 3M + 1.15%), 1.30%, 3/29/22 (2)	10,030	10,111
(Floating, ICE LIBOR USD 3M + 1.00%), 1.15%, 10/2/23 (2)	5,900	5,998
(Floating, U.S. SOFR + 1.01%), 1.06%, 4/1/27 (2)	33,800	34,149
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.33%, 6/15/23 (3)	5,500	5,544
National Australia Bank Ltd.,
1.88%, 12/13/22	5,000	5,115
NatWest Markets PLC,
(Floating, U.S. SOFR + 0.53%), 0.56%, 8/12/24 (1) (2)	12,500	12,543
Nordea Bank Abp,
(Floating, ICE LIBOR USD 3M + 0.94%), 1.08%, 8/30/23 (1) (2)	5,800	5,866
0.63%, 5/24/24 (1)	9,100	9,099
		131,427
Diversified Banks – 2.3%
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%), 0.70%, 6/30/24 (3)	15,000	15,030

NORTHERN FUNDS QUARTERLY REPORT     65    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.7% continued
Diversified Banks – 2.3%continued
Bank of Montreal,
(Floating, U.S. SOFR + 0.35%), 0.39%, 12/8/23 (2)	$5,000	$5,018
Bank of Nova Scotia (The),
(Floating, U.S. SOFR + 0.55%), 0.60%, 9/15/23 (2)	25,000	25,184
Canadian Imperial Bank of Commerce,
0.45%, 6/22/23	7,750	7,746
(Floating, U.S. SOFR + 0.40%), 0.45%, 12/14/23 (2)	10,000	10,009
Mitsubishi UFJ Financial Group, Inc.,
2.62%, 7/18/22	14,000	14,345
Royal Bank of Canada,
1.95%, 1/17/23	15,000	15,372
1.60%, 4/17/23	10,000	10,217
		102,921
Food & Beverage – 0.2%
Mondelez International Holdings Netherlands B.V.,
2.13%, 9/19/22(1)	9,000	9,186
Wireline Telecommunications Services – 0.2%
NTT Finance Corp.,
0.58%, 3/1/24(1)	8,000	7,989
Total Foreign Issuer Bonds
(Cost $248,903)		251,523

MUNICIPAL BONDS – 62.7%
Alabama – 2.4%
Black Belt Energy Gas District Alabama Gas Prepay Revenue Bonds, Series-B-2,
(Floating, SIFMA Municipal Swap Index Yield + 0.62%), 0.65%, 12/1/23(2) (5)	60,000	60,240
Black Belt Energy Gas District Alabama Gas Supply Revenue Bonds, Series A,
4.00%, 7/1/22(2) (5) (6)	11,125	11,489
Mobile IDB Pollution Control Variable Revenue Bonds, Alabama Power Barry Plant,
2.90%, 12/12/23(2) (5) (6)	1,000	1,060
Montgomery G.O. Unlimited Refunding Bonds, Series B, Warrants,
3.00%, 12/1/22	1,400	1,456
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
Alabama – 2.4%continued
South East Alabama State Gas Supply District Gas Supply Revenue Bonds, Series C, SIFMA Index-Project No. 1,
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 0.68%, 4/1/24(2) (5)	$26,000	$26,142
Southeast Energy Authority Revenue Bonds, A Cooperative District Commodity Supply Project No. 1, Series A,
4.00%, 10/1/22	355	371
4.00%, 10/1/23	425	459
University of Alabama University General Revenue Refunding Bonds, Series A,
5.00%, 7/1/22	5,760	6,038
		107,255
Alaska – 0.1%
Alaska State Municipal Bond Bank Authority Revenue Refunding Bonds, Series One,
5.00%, 12/1/23	1,495	1,665
Northern Tobacco Securitization Corp. Settlement Revenue Refunding Senior Bonds, Series A, Class 1,
4.00%, 6/1/23	500	536
5.00%, 6/1/24	580	658
		2,859
Arizona – 0.4%
Maricopa County IDA Variable Revenue Refunding Bonds, Series B, Banner Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.57%), 0.60%, 10/18/24(2) (5)	8,040	8,007
Pinal County Revenue Obligations Revenue Bonds,
5.00%, 8/1/21	2,000	2,008
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 1/1/23	6,500	6,975
		16,990

FIXED INCOME FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
California – 5.7%
Bay Area Toll Authority Toll Bridge Variable Revenue Refunding Bonds, San Francisco Bay Area,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 0.48%, 4/1/26(2) (5)	$8,750	$8,761
California State Department of Water Resources Central Valley Project Water System Variable Revenue Bonds, Series AT,
(Floating, SIFMA Municipal Swap Index Yield + 0.37%), 0.40%, 12/1/22(2) (5)	25,000	25,053
California State G.O. Unlimited Bonds,
2.00%, 11/1/22	7,000	7,174
California State G.O. Unlimited Floating Rate Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.38%), 0.41%, 12/1/22(2) (5)	20,000	20,013
California State G.O. Unlimited Refunding Bonds,
9/1/23(4)	8,000	8,769
5.00%, 12/1/23	9,000	10,040
California State Index Floating Rate G.O. Unlimited Bonds, Series E,
(Floating, SIFMA Municipal Swap Index Yield + 0.43%), 0.46%, 12/1/23(2) (5)	30,000	30,079
California State Infrastructure & Economic Development Bank Sustainability Variable Revenue Refunding Bonds, California Academy of Sciences,
(Floating, SIFMA Municipal Swap Index Yield + 0.35%), 0.38%, 8/1/24(2) (5)	9,000	9,000
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management,
0.70%, 12/1/23(2) (5) (6)	20,000	20,173
California State Municipal Finance Authority Student Housing Revenue Bonds, Orchard Park Student Housing Project, Green Bonds (BAM Insured),
5.00%, 5/15/24	500	566
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
California – 5.7%continued
Concord Refunding COPS,
4.00%, 4/1/24	$845	$932
Long Beach Harbor Revenue Notes, Series C,
4.00%, 7/15/21	5,750	5,758
Los Angeles Community College District G.O. Unlimited Bonds, Series B-1, Election of 2016,
5.00%, 8/1/21	10,000	10,039
Los Angeles Municipal Improvement Corp. Lease Revenue Bonds, Series A, Capital Equipment,
5.00%, 11/1/21	2,195	2,231
Los Angeles Unified School District G.O. Unlimited Bonds, Series RYQ,
5.00%, 7/1/21	6,000	6,000
5.00%, 7/1/22	15,000	15,728
Metropolitan Water District of Southern California Variable Subordinate Revenue Bonds, Series C,
(Floating, SIFMA Municipal Swap Index Yield + 0.14%), 0.28%, 5/21/24(2) (5)	7,000	7,000
Metropolitan Water District of Southern California Variable Subordinate Revenue Refunding Bonds, Series E,
(Floating, SIFMA Municipal Swap Index Yield + 0.14%), 0.17%, 5/21/24(2) (5)	5,000	5,000
Metropolitan Water District of Southern California Variable Subordinate Revenue Refunding Bonds, Series D,
(Floating, SIFMA Municipal Swap Index Yield + 0.14%), 0.28%, 5/21/24(2) (5)	3,880	3,880
Palm Springs Unified School District G.O. Unlimited Bonds, Series A,
2.00%, 8/1/22	4,000	4,082
Sacramento City Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
7/1/22(4)	675	700
7/1/24(4)	1,000	1,104
Sacramento Municipal Utility District Adjustable Subordinate Revenue Bonds, Series A,
5.00%, 10/17/23(2) (5) (6)	1,700	1,842

NORTHERN FUNDS QUARTERLY REPORT     67    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
California – 5.7%continued
San Diego County Regional Transportation Commission Sales Tax Subordinate Revenue Refunding Bonds, Series A,
3.00%, 10/1/22	$7,500	$7,765
5.00%, 10/1/22	30,950	32,816
Southern California Public Power Authority Revenue Refunding Bonds, Green Bond, Milford Wind Corridor Phase II Project,
5.00%, 7/1/22	4,180	4,384
5.00%, 7/1/23	1,105	1,210
		250,099
Colorado – 0.8%
Colorado State COPS, Series A,
5.00%, 12/15/21	2,000	2,044
5.00%, 9/1/22	2,000	2,113
5.00%, 12/15/22	2,250	2,409
5.00%, 9/1/23	1,000	1,104
Denver City & County G.O. Unlimited Bonds, Series C,
5.00%, 8/1/22	20,000	21,053
E-470 Public Highway Authority Variable Revenue Refunding Bonds, Series B,
(Floating, U.S. SOFR + 0.35%), 0.38%, 9/1/24(2) (5)	5,880	5,885
		34,608
Connecticut – 2.4%
Connecticut State Forward Delivery G.O. Unlimited, Social Bonds,
7/15/23(4)	4,500	4,924
7/15/24(4)	6,525	7,420
Connecticut State G.O. Unlimited Bonds, Series 2021 A,
3.00%, 1/15/22	2,500	2,539
3.00%, 1/15/23	2,750	2,871
Connecticut State G.O. Unlimited Bonds, Series C,
3.00%, 6/1/22	1,000	1,026
Connecticut State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 1/15/22	5,000	5,131
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
Connecticut – 2.4%continued
Connecticut State G.O. Unlimited, Series B, Social Bonds,
4.00%, 6/1/24	$2,350	$2,601
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014A,
1.10%, 2/7/23(2) (5) (6)	10,000	10,141
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A-1, Yale University,
1.45%, 7/1/22(2) (5) (6)	21,000	21,270
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series 2010A, Yale University,
0.25%, 2/9/24(2) (5) (6)	8,750	8,725
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series X-2, Yale University,
0.25%, 2/9/24(2) (5) (6)	10,000	9,974
Connecticut State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Series 2015-A,
7/12/24(4) (5)	13,690	13,696
Connecticut State HFA Housing Finance Mortgage Program Revenue Bonds, Series E-E2 (HUD Sector 8 Program),
1.40%, 11/15/21	2,525	2,536
1.40%, 5/15/22	1,685	1,700
New Canaan Housing Authority MFH Revenue Bonds,
0.44%, 3/1/23(2) (5) (6)	12,500	12,522
		107,076
Delaware – 0.9%
Delaware State G.O. Unlimited Bonds,
5.00%, 2/1/22	10,000	10,284
Delaware State G.O. Unlimited Bonds, Series A,
5.00%, 1/1/22	13,000	13,317
5.00%, 1/1/23	15,000	16,092
University of Delaware Revenue Bonds,
5.00%, 11/1/21	1,600	1,626
		41,319

FIXED INCOME FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
District of Columbia – 1.1%
District of Columbia Housing Finance Agency MFH Revenue Bonds, The Strand Residences Project,
1.45%, 8/1/22(2) (5) (6)	$1,500	$1,519
District of Columbia Housing Finance Agency MFH Variable Revenue Bonds, 218 Vine Street Apartments Project,
0.30%, 7/1/23(2) (5) (6)	5,000	5,012
District of Columbia Income Tax Secured Revenue Bonds, Series C,
5.00%, 5/1/23	1,250	1,361
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C,
5.00%, 10/1/21	21,000	21,254
5.00%, 10/1/22	13,195	13,999
District of Columbia Revenue Bonds, Federal Highway Grant Anticipation,
5.00%, 12/1/21	2,000	2,040
5.00%, 12/1/22	4,230	4,514
		49,699
Florida – 2.3%
Alachua County Facilities School Board COPS,
5.00%, 7/1/21	1,000	1,000
5.00%, 7/1/22	1,350	1,414
Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1,
5.00%, 6/1/22	9,160	9,563
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/22	2,000	2,089
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/23	20,965	22,901
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/22	1,480	1,546
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series D,
5.00%, 6/1/22	4,385	4,581
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
Florida – 2.3%continued
Florida State Department Transportation G.O. Unlimited Refunding Bonds,
5.00%, 7/1/21	$13,000	$13,000
Florida State Housing Finance Corp. Revenue Bonds, Series 1 (GNMA, FNMA, FHLMC Insured),
1.35%, 1/1/22	860	864
Florida State Turnpike Authority Turnpike Revenue Bonds, Series B,
5.00%, 7/1/22	3,000	3,146
Florida State Turnpike Authority Turnpike Revenue Refunding Bonds, Series A,
5.00%, 7/1/21	5,415	5,415
5.00%, 7/1/22	5,680	5,956
Hillsborough County G.O. Unlimited Refunding Bonds, Environmental Lands Acquisition & Protection Program,
5.00%, 7/1/22	1,000	1,049
Jacksonville Special Revenue Refunding Bonds, Series A,
5.00%, 10/1/22	3,570	3,785
Jacksonville Special Revenue Refunding Bonds, Series B,
5.00%, 10/1/22	2,225	2,359
Lee County Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/23	2,250	2,485
Miami-Dade County Aviation Revenue Refunding Bonds, Series A,
5.00%, 10/1/23	2,500	2,766
Orange County Water & Wastewater Revenue Bonds,
5.00%, 10/1/22	4,605	4,885
5.00%, 10/1/23	4,840	5,363
Polk County School District Sales TRB,
5.00%, 10/1/21	1,750	1,771
Volusia County School Board COPS,
5.00%, 8/1/21	3,750	3,765
5.00%, 8/1/22	2,905	3,056
		102,759

NORTHERN FUNDS QUARTERLY REPORT     69    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
Georgia – 2.0%
Atlanta Urban Residential Finance Authority MFH Revenue Bonds, London Townhomes,
0.44%, 3/1/23(2) (5) (6)	$10,000	$10,019
Brookhaven Development Authority Revenue Bonds, Children's Healthcare of Atlanta,
5.00%, 7/1/22	1,000	1,048
Cobb County Water & Sewerage Revenue Refunding Bonds,
5.00%, 7/1/22	2,000	2,097
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project,
5.00%, 2/15/22	3,000	3,088
5.00%, 2/15/23	3,750	4,035
Georgia State G.O. Unlimited Bonds, Series A-Group 1,
5.00%, 8/1/22	15,000	15,793
5.00%, 8/1/23	25,000	27,514
Georgia State Road & Tollway Authority Federal Highway Reimbursement GARVEE Bonds,
5.00%, 6/1/22	1,500	1,567
5.00%, 6/1/23	1,000	1,092
Georgia State Road & Tollway Authority GARVEE Bonds,
5.00%, 6/1/22	3,000	3,133
5.00%, 6/1/23	2,000	2,184
Henry County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 8/1/21	3,580	3,594
Henry County Water Authority Water & Sewerage Revenue Refunding Bonds,
4.00%, 2/1/23	650	689
5.00%, 2/1/24	725	813
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(2) (5) (6)	2,500	2,700
Municipal Electric Authority of Georgia Subordinated Revenue Refunding Bonds, Project One,
5.00%, 1/1/22	2,500	2,560
5.00%, 1/1/23	3,940	4,221
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
Georgia – 2.0%continued
Private Colleges & Universities Authority Revenue Refunding Bonds, Series A, Emory University,
5.00%, 9/1/22	$3,000	$3,168
		89,315
Hawaii – 0.1%
Hawaii State G.O. Unlimited Refunding Bonds, Series EY,
5.00%, 10/1/23	5,000	5,536
Illinois – 0.5%
Chicago O'Hare International Airport Senior Lien General Revenue Refunding Bonds, Series B (AMT), Prerefunded,
5.00%, 1/1/22(7)	5,000	5,117
Chicago Transit Authority Capital Grant Receipts Revenue Refunding Bonds, Section 5307,
5.00%, 6/1/23	550	599
5.00%, 6/1/24	475	538
Elgin Corporate Purpose G.O. Unlimited Refunding Bonds, Series A,
5.00%, 12/15/23	1,000	1,115
Illinois State Finance Authority Green Revenue Bonds,
5.00%, 1/1/22	1,000	1,024
5.00%, 7/1/22	750	786
5.00%, 1/1/23	1,285	1,378
5.00%, 7/1/23	1,305	1,430
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,
(Floating, SIFMA Municipal Swap Index Yield + 0.75%), 0.78%, 7/1/23(2) (5)	1,535	1,536
Illinois State Housing Development Authority MFH Variable Revenue Bonds, Northpoint Illinois Preservation,
0.33%, 8/1/22(2) (5) (6)	10,000	10,012
		23,535

FIXED INCOME FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
Indiana – 0.4%
Indiana State Finance Authority Hospital Revenue Bonds, Indiana University Health Obligated Group, Prerefunded,
1.65%, 1/1/22(2) (6) (7)	$5,000	$5,037
Indiana State Finance Authority Hospital Variable Revenue Bonds, Series L, Indiana University Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.28%), 0.31%, 7/2/21(2) (5)	5,500	5,500
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series A,
5.00%, 6/1/22	1,300	1,356
5.00%, 6/1/23	1,400	1,525
Ivy Technology Community College Revenue Refunding Bonds, Series W, Student Fee,
5.00%, 7/1/22	600	629
Lawrence Township School Building Corp. Revenue Bonds (State Intercept Program),
4.00%, 7/15/21	1,000	1,001
Whitley County Consolidated Schools G.O. Limited Bonds (State Intercept Program),
2.50%, 1/1/23	1,055	1,086
		16,134
Kansas – 0.3%
Johnson County Public Building Commission Lease Purchase Revenue Bonds, Courthouse & Medical Examiners Facility,
5.00%, 9/1/23	1,000	1,104
Johnson County Unified School District No. 229 G.O. Unlimited Bonds, Series A,
3.00%, 10/1/21	13,560	13,656
		14,760
Kentucky – 0.5%
Asset/Liability Commission General Revenue Refunding Bonds, Series A,
5.00%, 11/1/22	4,500	4,791
5.00%, 11/1/23	4,350	4,820
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
Kentucky – 0.5%continued
Kentucky Rural Water Finance Corp. Public Projects Construction Revenue Notes,
0.43%, 12/1/21	$6,500	$6,501
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 7/1/21	3,725	3,725
		19,837
Louisiana – 0.7%
East Baton Rouge Parish Capital Improvements District MovEBR Sales TRB,
5.00%, 8/1/21	1,270	1,275
Louisiana Stadium & Exposition District Revenue BANS,
4.00%, 7/3/23	1,500	1,588
Louisiana State G.O. Unlimited Bonds, Series A,
5.00%, 3/1/22	5,000	5,161
Louisiana State G.O. Unlimited Bonds, Series D,
5.00%, 9/1/22	6,000	6,339
Louisiana State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/23	5,000	5,498
Louisiana State GARVEE Bonds,
5.00%, 9/1/23	4,600	5,076
Louisiana State Housing Corp. MFH Revenue Bonds, Stone Vista Apartments Project,
0.32%, 12/1/22(2) (5) (6)	3,725	3,724
		28,661
Maine – 0.0%
Portland G.O. Unlimited Refunding Bonds,
4.00%, 4/1/24	700	771
Maryland – 1.5%
Anne Arundel County Consolidated General Improvements G.O. Limited Bonds,
5.00%, 4/1/22	2,000	2,073
Anne Arundel County G.O. Limited Bonds,
5.00%, 10/1/21	5,000	5,060

NORTHERN FUNDS QUARTERLY REPORT     71    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
Maryland – 1.5%continued
Anne Arundel County G.O. Limited Bonds, Consolidated Water and Sewer,
5.00%, 10/1/22	$2,470	$2,620
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 3/1/22	4,500	4,646
Baltimore County Consolidated Public Improvement G.O. Unlimited Refunding Bonds,
5.00%, 8/1/21	5,000	5,020
Howard County Maryland G.O. Unlimited Bonds, Consolidated Public Improvement Project,
5.00%, 8/15/23	3,155	3,478
Maryland Department of Transportation Consolidated Transportation Revenue Bonds, Second Issue,
5.00%, 6/1/23	1,000	1,093
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
5.00%, 10/1/22	5,500	5,834
5.00%, 10/1/23	16,800	18,610
Maryland State Department of Transportation Revenue Taxable Refunding Bonds, Series A,
0.36%, 8/1/23	2,145	2,139
Maryland Transportation Authority Revenue Refunding Bonds, Series A, Transportation Facilities Project,
5.00%, 7/1/23	1,000	1,096
Prince George's County Consolidated Public Improvement G.O. Limited Bonds, Series A,
5.00%, 7/15/21	4,610	4,618
Washington Suburban Sanitary District Revenue Refunding Bonds (County Gtd.),
5.00%, 6/1/22	9,365	9,782
		66,069
Massachusetts – 0.6%
Boston G.O. Unlimited Bonds, Series A,
5.00%, 3/1/22	3,455	3,567
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
Massachusetts – 0.6%continued
Clean Water Trust Revenue Bonds, Series 23A, Green Bond,
4.00%, 2/1/24	$5,025	$5,512
Massachusetts State Clean Water Trust Sustainability Revenue Bonds, Series 23B,
5.00%, 2/1/23	3,500	3,768
5.00%, 2/1/24	5,890	6,613
Massachusetts State Consolidated Loans G.O. Limited Bonds, Series E,
5.00%, 11/1/22	1,775	1,890
Worcester G.O. Limited Bonds, Series A,
4.00%, 2/1/23	3,955	4,190
		25,540
Michigan – 0.9%
Michigan State Finance Authority Revenue Notes, Series A-2 (State Aid Withholding) (JPMorgan Chase Bank N.A. LOC),
4.00%, 8/20/21	7,000	7,037
Michigan State Trunk Line Revenue Refunding Bonds, Series A,
5.00%, 11/15/22	1,250	1,333
Romulus Community School G.O. Unlimited Refunding Bonds , Series A (Q-SBLF Insured),
4.00%, 5/1/24	1,270	1,395
Traverse City Area Public Schools G.O. Unlimited Bonds, Series II,
3.00%, 5/1/23	4,425	4,651
3.00%, 5/1/24	3,375	3,621
University of Michigan General Revenue Refunding Bonds, University Revenues SIFMA,
(Floating, SIFMA Municipal Swap Index Yield + 0.27%), 0.30%, 4/1/22(2) (5)	16,345	16,351
West Bloomfield School District Building and Site G.O. Unlimited Bonds (AGM Insured),
3.00%, 5/1/22	3,100	3,171
3.00%, 5/1/23	1,000	1,050
		38,609

FIXED INCOME FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
Minnesota – 2.4%
Hennepin County G.O. Unlimited Bonds, Series B,
5.00%, 12/15/21	$6,350	$6,491
Metropolitan Council Minneapolis-Saint Paul Area G.O. Unlimited GANS, Series C,
0.38%, 12/1/22	25,000	25,028
0.45%, 12/1/23	8,160	8,168
Minneapolis G.O. Unlimited Refunding Bonds,
3.00%, 12/1/21	10,000	10,120
3.00%, 12/1/22	11,695	12,170
Minnesota Housing Finance Agency Residential Housing Variable Revenue Refunding Bonds (GNMA, FNMA, FHLMC Insured),
(Floating, SIFMA Municipal Swap Index Yield + 0.55%), 0.58%, 12/12/23(2) (5)	5,400	5,431
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/21	10,000	10,040
5.00%, 8/1/22	8,000	8,421
Minnesota State G.O. Unlimited Bonds, Series E,
2.00%, 8/1/23	11,500	11,930
Minnesota State Rural Water Finance Authority Public Projects Construction Notes Revenue Bonds,
0.25%, 8/1/22	2,750	2,750
Mounds View Independent School District No. 621 G.O. Limited Refunding Bonds, Series A (Minnesota School District Credit Program),
5.00%, 2/1/22	4,295	4,417
		104,966
Missouri – 0.5%
Missouri State Board of Public Buildings Special Obligation Revenue Refunding Bonds, Series B,
5.00%, 10/1/22	4,000	4,243
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
Missouri – 0.5%continued
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series A,
5.00%, 7/1/21	$9,000	$9,000
Missouri State Highways & Transit Commission State Road Federal Reimbursement GARVEE Refunding Bonds, Series S,
5.00%, 5/1/22	9,000	9,366
		22,609
Nebraska – 0.4%
Douglas County School District No. 1 G.O. Unlimited Refunding Bonds, Series B,
5.00%, 12/15/21	7,000	7,154
Nebraska State Investment Finance Authority Single Family Housing Revenue Bonds, Series C,
2.05%, 3/1/22	1,450	1,465
Omaha Various Purpose G.O. Unlimited Refunding Bonds, Series A,
4.00%, 4/15/22	1,100	1,134
University of Nebraska Facilities Corp. Revenue Refunding Bonds, Series B,
4.00%, 10/1/22	9,500	9,962
		19,715
Nevada – 0.9%
Clark County Airport Subordinate Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/1/23	2,400	2,624
5.00%, 7/1/24	2,000	2,272
Clark County School District G.O. Limited Bonds, Series A,
6/15/23(4)	3,300	3,600
6/15/24(4)	6,935	7,867
Director of the State of Nevada Department of Business & Industry Revenue Bonds (AMT), Brightline West Passenger,
0.50%, 7/1/21(2) (6)	9,000	9,000
Las Vegas Valley Water District G.O. Limited Bonds, Series A,
5.00%, 6/1/22	6,200	6,476

NORTHERN FUNDS QUARTERLY REPORT     73    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
Nevada – 0.9%continued
Nevada State G.O. Limited Refunding Capital Improvement Bonds,
5.00%, 5/1/22	$7,050	$7,335
Washoe County School District G.O. Limited Refunding Bonds, Series B,
5.00%, 4/1/22	1,000	1,037
		40,211
New Hampshire – 0.0%
Manchester Public Improvement G.O. Unlimited Bonds, Series A,
4.00%, 6/15/23	1,000	1,073
New Jersey – 2.0%
Gloucester County Improvement Authority Revenue Bonds, Rowan University Student Center Project,
0.60%, 3/1/24	2,400	2,401
Hudson County G.O. Unlimited Bonds,
2.00%, 11/15/21	6,000	6,041
Hudson County Improvement Authority Secured Lease Revenue Bonds, Hudson County Courthouse Project,
4.00%, 10/1/23	1,000	1,083
Monmouth County G.O. Unlimited Bonds, General Improvement,
5.00%, 7/15/21	3,075	3,080
Monmouth County Improvement Authority Governmental Pooled Loan Revenue Bonds, Series C (County Gtd.),
5.00%, 12/1/21	1,000	1,020
Monmouth County Improvement Authority Revenue Bonds, Series B (County Gtd.),
5.00%, 12/1/21	2,775	2,831
New Jersey State Economic Development Authority Self Designated Revenue Social Bonds,
5.00%, 6/15/22	200	209
5.00%, 6/15/23	270	295
New Jersey State Educational Facilities Authority Revenue Bonds, Series B,
5.00%, 3/1/24	5,000	5,637
New Jersey State G.O. Unlimited Bonds,
2.00%, 6/1/22	10,000	10,163
2.00%, 6/1/23	16,295	16,831
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
New Jersey – 2.0%continued
New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
4.00%, 6/1/23	$10,000	$10,710
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, Transportation Program,
5.00%, 6/15/22	1,000	1,045
North Brunswick Township G.O. Unlimited BANS, Series A,
2.00%, 7/19/21	27,475	27,500
		88,846
New Mexico – 1.1%
Albuquerque G.O. Unlimited Bonds, Series A,
5.00%, 7/1/21	6,080	6,080
5.00%, 7/1/22	6,035	6,329
Albuquerque G.O. Unlimited Refunding Bonds, Series D,
5.00%, 7/1/22	12,500	13,109
Farmington Pollution Control Variable Revenue Refunding Bonds, Public Service Company of New Mexico San Juan,
1.10%, 6/1/23(2) (5) (6)	9,000	9,120
New Mexico Mortgage Finance Authority SFM Program Revenue Bonds, Series A (GNMA, FNMA, FHLMC Insured),
0.20%, 1/1/23	505	505
0.25%, 7/1/23	555	554
New Mexico State G.O. Unlimited Bonds,
5.00%, 3/1/22	11,000	11,353
		47,050
New York – 5.6%
Erie County Industrial Development Agency School Facility Revenue Refunding Bonds, School District & Buffalo City Project (State Aid Withholding),
5.00%, 5/1/24	2,350	2,663
Kingston City School District G.O. Unlimited BANS (State Aid Withholding),
2.00%, 11/12/21	22,700	22,849

FIXED INCOME FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
New York – 5.6%continued
Metropolitan Transportation Authority Dedicated Tax Fund Revenue BANS, Series A,
5.00%, 3/1/22	$30,000	$30,947
Metropolitan Transportation Authority Revenue Bonds, Subseries D-2,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 0.48%, 11/15/22(2) (5)	20,275	20,179
Metropolitan Transportation Authority Variable Revenue Bonds, Series A-2,
5.00%, 11/15/22(2) (5) (6)	1,000	1,059
Metropolitan Transportation Authority Variable Revenue Bonds, Subseries D-1,
(Floating, U.S. SOFR + 0.33%), 0.36%, 4/1/24(2) (5)	5,000	5,000
Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries G-1,
(Floating, U.S. SOFR + 0.43%), 0.46%, 11/1/26(2)	2,000	2,000
Monroe County Industrial Development Corp. Revenue Bonds, University of Rochester Project,
5.00%, 7/1/22	2,000	2,097
5.00%, 7/1/23	1,000	1,096
New York City Housing Development Corp. MFH Sustainability Revenue Bonds, Series C-3-A,
0.20%, 5/1/22	2,000	2,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries D,
5.00%, 11/1/23	8,000	8,890
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds,
5.00%, 11/1/22	10,500	11,179
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds,
5.00%, 11/1/23	4,500	5,001
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
New York – 5.6%continued
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series E-1,
5.00%, 2/1/23	$1,000	$1,077
New York G.O. Limited, Series F-1,
5.00%, 3/1/23	1,500	1,619
New York G.O. Unlimited Bonds, Series J, Subseries J-8,
4.00%, 8/1/21	5,000	5,016
New York G.O. Unlimited Refunding Bonds, Series J,
5.00%, 8/1/22	17,000	17,893
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series H (State Aid Withholding),
4.00%, 10/1/22	1,000	1,048
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, Group 1,
5.00%, 3/15/22	10,000	10,343
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A, Group 1,
5.00%, 3/15/23	42,780	46,309
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series D,
4.00%, 2/15/22	4,000	4,096
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/22	250	266
5.00%, 12/1/23	1,000	1,109
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/22	850	907
5.00%, 12/1/23	1,000	1,112
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,
5.00%, 3/15/22	3,000	3,103

NORTHERN FUNDS QUARTERLY REPORT     75    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
New York – 5.6%continued
5.00%, 3/15/23	$4,000	$4,330
New York State Urban Development Corp. Taxable General Personal Income TRB,
0.72%, 3/15/23	6,000	6,031
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series AAA,
1.09%, 7/1/23	20,000	20,254
Triborough Bridge & Tunnel Authority General Variable Revenue Refunding Bonds, Subseries B-4A-R,
(Floating, U.S. SOFR + 0.38%), 0.41%, 2/1/24(2) (5)	4,000	3,998
Westchester County Industrial Development Agency MFH Revenue Bonds, EG Mt. Vernon Preservation, L.P. (FNMA Insured),
0.30%, 12/1/22(2) (5) (6)	5,000	5,003
		248,474
North Carolina – 2.8%
Charlotte Water & Sewer System Revenue Refunding Bonds,
5.00%, 7/1/22	3,000	3,146
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series D, Atrium Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.60%), 0.63%, 12/1/23(2) (5)	42,000	42,198
Forsyth County Public Improvement G.O. Unlimited Bonds, Series B,
5.00%, 3/1/22	1,000	1,032
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL, IBC Insured), Escrowed to Maturity,
6.00%, 1/1/22	5,000	5,146
North Carolina State G.O. Unlimited Bonds, Series A,
5.00%, 6/1/23	9,900	10,820
North Carolina State G.O. Unlimited Bonds, Series A, Connect NC Bonds,
5.00%, 6/1/22	3,955	4,132
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
North Carolina – 2.8%continued
North Carolina State GARVEE Bonds,
5.00%, 3/1/22	$7,010	$7,238
North Carolina Turnpike Authority Triangle Expressway System Revenue BANS,
5.00%, 2/1/24	28,840	32,261
Wake County G.O. Unlimited Refunding Bonds,
5.00%, 4/1/24	12,000	13,566
Wake County Limited Obligation Revenue Bonds,
5.00%, 9/1/21	3,250	3,276
		122,815
North Dakota – 0.3%
Cass County Joint Water Resource District G.O. Unlimited Bonds, Series A,
0.48%, 5/1/24	12,990	12,964
Ohio – 2.3%
American Municipal Power-Ohio, Inc., Revenue Refunding Bonds, Series A,
5.00%, 2/15/22	6,000	6,179
Cincinnati G.O. Unlimited Refunding Bonds,
5.00%, 12/1/21	2,285	2,331
5.00%, 12/1/22	1,000	1,068
Columbus G.O. Unlimited Bonds, Series A,
5.00%, 4/1/23	5,000	5,425
Franklin County Hospital Facilities Variable Revenue Bonds, Series B, OhioHealth Corp.,
(Floating, SIFMA Municipal Swap Index Yield + 0.43%), 0.46%, 11/15/21(2) (5)	10,000	10,001
Gahanna-Jefferson City School District COPS, School Facilities Project (BAM Insured),
2.00%, 12/1/22	655	672
2.00%, 12/1/23	360	375
Gahanna-Jefferson City School District School Facilities Construction & Improvement G.O. Unlimited Bonds (AGM Insured),
2.00%, 12/1/22	4,340	4,455
2.00%, 12/1/23	2,015	2,101

FIXED INCOME FUNDS    76    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
Ohio – 2.3%continued
Hamilton County Health Care Facilities Revenue Bonds, Christ Hospital Project, Prerefunded,
5.50%, 6/1/22(7)	$6,000	$6,291
Ohio State Common Schools G.O. Unlimited Bonds, Series A,
5.00%, 6/15/23	700	766
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/15/23	1,000	1,106
Ohio State HFA MFH Revenue Bonds, Series A (GNMA, FHA Insured),
0.40%, 9/1/22(2) (5) (6)	3,970	3,974
Ohio State Hospital Variable Revenue Bonds, Cleveland Clinic Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 0.43%, 6/1/23(2) (5)	35,000	35,041
Ohio State Major New Infrastructure Project Revenue Bonds, Series 2019-1,
4.00%, 12/15/21	2,000	2,035
5.00%, 12/15/22	2,000	2,141
Ohio State Water Development Authority Water PCR Bonds, Series B,
5.00%, 12/1/21	2,485	2,535
5.00%, 6/1/22	2,750	2,873
5.00%, 12/1/22	6,000	6,414
5.00%, 6/1/23	5,300	5,793
		101,576
Oklahoma – 0.3%
Oklahoma County Independent School District No. 12 G.O. Unlimited Bonds, Edmond School District,
1.25%, 6/1/24	13,000	13,320
Oklahoma Municipal Power Authority Power Supply System Revenue Bonds, Series A (AGM Insured),
1/1/24(4)	1,815	2,026
		15,346
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
Oregon – 0.0%
Oregon State Health & Science University Revenue Refunding Bonds, Series A,
5.00%, 7/1/21	$600	$600
5.00%, 7/1/22	850	891
		1,491
Pennsylvania – 3.5%
Allegheny County Port Authority Revenue Refunding Bonds, Special Revenue Transportation Bonds,
5.00%, 3/1/22	6,685	6,896
5.00%, 3/1/23	9,000	9,702
Delaware County G.O. Unlimited Refunding Bonds,
5.00%, 10/1/21	1,000	1,012
Geisinger Authority Health System Revenue Refunding Bonds,
5.00%, 4/1/22	3,500	3,626
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Series A (Waste Management, Inc., Project,
2.15%, 11/1/21(8)	2,250	2,264
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management, Inc. Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 0.43%, 6/3/24(2) (5)	4,500	4,500
Pennsylvania State G.O. Unlimited Bonds, First Series 2020,
5.00%, 5/1/22	6,000	6,241
Pennsylvania State G.O. Unlimited Bonds, Series D-2,
5.00%, 8/15/22	1,500	1,581
Pennsylvania State G.O. Unlimited Refunding Bonds,
5.00%, 7/15/21	10,000	10,017
Pennsylvania State Housing Finance Agency SFM Floating Revenue Bonds, Series 127 C,
(Floating, ICE LIBOR USD 1M + 0.57%), 0.63%, 10/1/23(2) (5)	7,000	7,030

NORTHERN FUNDS QUARTERLY REPORT     77    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
Pennsylvania – 3.5%continued
Pennsylvania State Housing Finance Agency SFM Variable Revenue Bonds, Series 126B,
(Floating, ICE LIBOR USD 1M + 0.60%), 0.66%, 6/1/23(2) (5)	$26,250	$26,346
Pennsylvania State Turnpike Commission Turnpike Variable Revenue Refunding Bonds, Series A-1,
(Floating, SIFMA Municipal Swap Index Yield + 0.60%), 0.63%, 12/1/23(2)	15,000	15,122
Philadelphia Airport Revenue Refunding Bonds (AMT), Private Activity,
5.00%, 7/1/24	1,200	1,363
Philadelphia State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/23	750	822
Pittsburgh & Allegheny County Sports & Exhibition Authority Sale Revenue Refunding Bonds, (AGM Insured),
4.00%, 2/1/22	1,200	1,226
4.00%, 2/1/23	1,775	1,878
Pittsburgh Water & Sewer Authority Revenue Refunding Bonds, Series C (AGM Insured),
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 0.68%, 12/1/23(2) (5)	5,000	5,046
University of Pittsburgh of the Commonwealth System of Higher Education Variable Revenue Bonds, Pitt Asset Notes,
(Floating, SIFMA Municipal Swap Index Yield + 0.36%), 0.39%, 2/15/24(2)	48,000	48,228
		152,900
Rhode Island – 0.1%
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series C,
4.00%, 1/15/22	2,000	2,041
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series E,
4.00%, 1/15/22	1,000	1,021
		3,062
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
South Carolina – 0.1%
Beaufort County School District G.O. Unlimited Bonds, Series A (SCSDE Insured),
5.00%, 3/1/23	$1,950	$2,106
Piedmont Municipal Power Agency Electric Revenue Refunding Bonds, Series A,
4.00%, 1/1/24	1,520	1,660
		3,766
Tennessee – 1.0%
Memphis G.O. Unlimited Refunding Bonds,
5.00%, 5/1/22	22,000	22,882
Memphis Health Educational & Housing Facility Board MFH Variable Revenue Bonds, Memphis Towers Apartments Project,
0.25%, 12/1/22(2) (5) (6)	6,250	6,260
Memphis Sanitary Sewerage System Revenue Refunding Bonds, Series B,
5.00%, 10/1/22	1,435	1,522
5.00%, 10/1/23	1,100	1,219
Metropolitan Government Nashville & Davidson County G.O. Unlimited & Improvement Bonds,
5.00%, 7/1/21	13,245	13,245
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 3/1/23	375	398
4.00%, 3/1/24	350	383
		45,909
Texas – 6.9%
Alamo Community College District G.O. Limited Bonds, Maintenance Tax Notes,
4.00%, 2/15/22	4,250	4,353
Alamo Heights Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
2.00%, 2/1/23(2) (5) (6)	11,000	11,289
Allen G.O. Limited Refunding Bonds,
4.00%, 8/15/21	1,000	1,005
Alvin Independent School District G.O. Unlimited Bonds, Series B (PSF, Gtd.),
0.45%, 8/15/23(2) (5) (6)	4,000	3,996

FIXED INCOME FUNDS    78    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
Texas – 6.9%continued
Alvin Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
1.25%, 8/15/22(2) (5) (6)	$7,500	$7,583
Austin G.O. Limited Refunding & Improvement Bonds,
5.00%, 9/1/22	2,005	2,119
5.00%, 9/1/23	1,000	1,104
Bexar County G.O. Limited Refunding Bonds,
5.00%, 6/15/22	800	837
Carrollton-Farmers Branch Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
2.00%, 2/15/24	910	952
Clear Creek Independent School District G.O. Unlimited Bonds, Series B (PSF, Gtd.),
1.35%, 8/15/22(2) (5) (6)	14,000	14,159
Clear Creek Independent School District Variable G.O. Unlimited Bonds (PSF, Gtd.),
0.50%, 8/15/23(2) (5) (6)	5,000	4,998
Clifton Higher Education Finance Corp. Education Revenue Bonds, Idea Public Schools (PSF, Gtd.),
5.00%, 8/15/21	1,120	1,126
5.00%, 8/15/22	1,715	1,807
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-1 (PSF, Gtd.),
1.25%, 8/15/22(2) (5) (6)	4,500	4,552
Dallas G.O. Limited Bonds, Equipment Acquisition Contract,
5.00%, 2/15/22	2,460	2,534
Dallas G.O. Limited Refunding Bonds, Series A,
5.00%, 2/15/22	12,550	12,929
Denton County Permanent Improvement G.O. Limited Refunding Bonds,
5.00%, 7/15/21	1,635	1,638
Fort Bend County Certificates of Obligation G.O. Limited Bonds,
5.00%, 3/1/22	875	903
Fort Worth G.O. Limited Bonds,
4.00%, 3/1/23	2,000	2,126
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
Texas – 6.9%continued
Fort Worth G.O. Limited Refunding Bonds,
4.00%, 3/1/23	$9,175	$9,754
Fort Worth Independent School District G.O. Unlimited Bonds, Series A (PSF, Gtd.),
2/15/24(4)	1,000	1,121
Fort Worth Water & Sewer System Revenue Refunding Bonds, Series A,
5.00%, 2/15/23	5,755	6,202
Harris County Cultural Educational Facilities Finance Corp. Variable Revenue Refunding Bonds, Memorial Hermann,
5.00%, 12/1/22(2) (5) (6)	2,500	2,668
Harris County G.O. Limited Refunding Bonds, Series A,
5.00%, 10/1/23	8,060	8,926
Harris County Hospital District Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/23	1,000	1,074
Harris County Metropolitan Transit Authority Sales & Use Tax Contractual Obligations Revenue Bonds,
5.00%, 11/1/22	1,000	1,064
Houston Community College G.O. Limited Refunding Bonds, Series A,
3.00%, 2/15/22	3,000	3,053
4.00%, 2/15/23	2,840	3,013
Houston Independent School District Public Facilities Corp. Lease Revenue Refunding Bonds,
5.00%, 9/15/22	1,500	1,588
Houston Independent School District Variable G.O. Limited Bonds, Series A-2 (PSF, Gtd.),
2.25%, 6/1/22(2) (5) (6)	14,000	14,250
Houston Utility System First Lien Variable Revenue Refunding Bonds, Series C,
(Floating, ICE LIBOR USD 1M + 0.36%), 0.42%, 8/1/21(2) (5)	5,000	5,001

NORTHERN FUNDS QUARTERLY REPORT     79    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
Texas – 6.9%continued
Humble Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/22	$4,060	$4,183
Irving G.O. Limited Refunding Bonds,
5.50%, 8/15/23	1,000	1,112
Katy Independent School District Variable G.O. Unlimited Refunding Bonds, Series 2015C (PSF, Gtd.),
(Floating, ICE LIBOR USD 1M + 0.28%), 0.33%, 8/16/21(2) (5)	5,800	5,801
Leander Independent School District G.O. Unlimited Taxable Refunding CABS, Series B (PSF, Gtd.),
0.00%, 8/15/23(9)	3,500	3,469
Lower Colorado River Authority Transmission Contract Revenue Bonds, LCRA Transmission Services,
5.00%, 5/15/22	1,000	1,042
5.00%, 5/15/23	1,000	1,089
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/22	1,000	1,042
Matagorda County Navigation District No. 1 Variable Revenue Bonds (AMT), Central Power & Light Company Project,
0.90%, 9/1/23(2) (5) (6)	4,250	4,272
North Texas Tollway Authority Revenue Bonds, Escrowed to Maturity,
5.00%, 1/1/22	815	834
North Texas Tollway Authority Revenue Bonds, Unrefunded Balance,
5.00%, 1/1/22	1,035	1,060
Odessa Housing Finance Corp. MFH Variable Revenue Bonds, Vera in Odessa Apartments (FHA Insured),
0.35%, 3/1/23(2) (5) (6)	16,000	16,019
Plano City G.O. Limited Refunding Bonds,
3.00%, 9/1/22	1,065	1,101
San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/23	5,300	5,707
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
Texas – 6.9%continued
San Antonio Tax Notes G.O. Limited Bonds,
5.00%, 8/1/23	$11,490	$12,633
Sherman Independent School District Variable G.O. Unlimited Bonds, School Building, Unrefunded Balance (PSF, Gtd.),
2.00%, 8/1/23(2) (5) (6)	11,445	11,837
Tarrant Regional Water District Water Revenue Refunding & Improvement Bonds, Prerefunded,
5.00%, 3/1/22(7)	21,040	21,721
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/22	2,000	2,134
5.00%, 12/15/23	2,000	2,222
Texas State Municipal Power Agency Revenue Refunding Bonds (AGM Insured),
9/1/22(4)	650	670
9/1/23(4)	750	793
Texas State PFA G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/21	5,000	5,060
Texas State Transportation Commission Highway Improvement G.O. Unlimited, Prerefunded,
5.00%, 4/1/22(7)	22,000	22,802
Texas State Water Development Board Revenue Bonds,
5.00%, 10/15/21	1,875	1,901
5.00%, 4/15/22	1,450	1,506
5.00%, 10/15/22	2,700	2,869
Texas State Water Development Board Revenue Bonds, Master Trust,
3.00%, 10/15/22	2,000	2,074
4.00%, 4/15/23	985	1,053
4.00%, 10/15/23	2,000	2,174
Travis County Housing Finance Corp. Variable Revenue Bonds, Cascades at Onion Creek Apartments,
0.35%, 2/1/23(2) (5) (6)	22,000	22,014
University of North Texas Revenue Refunding Bonds, Series A,
5.00%, 4/15/22	2,500	2,595

FIXED INCOME FUNDS    80    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
Texas – 6.9%continued
5.00%, 4/15/23	$1,850	$2,006
Waco G.O. Limited Refunding Bonds,
5.00%, 2/1/22	2,000	2,057
		304,576
Utah – 0.7%
Alpine School District G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
5.00%, 3/15/22	12,825	13,267
Salt Lake County G.O. Unlimited Bonds,
5.00%, 12/15/21	3,350	3,424
5.00%, 12/15/22	3,975	4,257
Utah State G.O. Unlimited Bonds, Series A,
4.00%, 7/1/21	2,000	2,000
Utah State G.O. Unlimited Bonds, Series B,
5.00%, 7/1/21	2,500	2,500
5.00%, 7/1/22	3,500	3,671
		29,119
Virginia – 3.7%
Arlington County G.O. Unlimited Bonds,
5.00%, 6/15/22	4,595	4,809
Arlington County G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
5.00%, 8/1/22	6,690	7,042
5.00%, 8/1/23	5,735	6,312
Fairfax County G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
4.00%, 10/1/21	18,880	19,062
4.00%, 10/1/22	10,000	10,485
Hampton Roads Transportation Accountability Commission Revenue BANS, Series A,
5.00%, 7/1/22	41,800	43,811
Loudoun County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/21	9,000	9,182
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
Virginia – 3.7%continued
Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment,
5.00%, 2/1/22	$2,000	$2,057
5.00%, 2/1/23	2,000	2,153
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, 21st Century College Program,
5.00%, 2/1/22	5,690	5,851
Virginia State G.O. Unlimited Refunding Bonds, Series B, Escrowed to Maturity,
5.00%, 6/1/22	1,315	1,373
Virginia State G.O. Unlimited Refunding Bonds, Series B, Unrefunded Balance,
5.00%, 6/1/22	5,710	5,962
Virginia State Public Building Authority Public Facilities Revenue Bonds, Series A,
5.00%, 8/1/22	2,000	2,105
Virginia State Public Building Authority Public Facilities Revenue Refunding Bonds, Series B,
5.00%, 8/1/21	4,000	4,016
5.00%, 8/1/22	4,000	4,210
Virginia State Public School Authority School Financing Revenue Refunding Bonds,
5.00%, 8/1/22	9,000	9,469
Virginia State Public School Authority School Technology & Security Notes Revenue Bonds, Series VIII,
5.00%, 4/15/23	5,970	6,478
Virginia State Public School Authority Special Obligation Prince Revenue Bonds (State Aid Withholding),
4.00%, 10/1/21	5,330	5,381
4.00%, 10/1/22	5,275	5,529
4.00%, 10/1/23	5,325	5,779

NORTHERN FUNDS QUARTERLY REPORT     81    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
Virginia – 3.7%continued
Virginia State Resources Authority Infrastructure Subordinate Revenue Refunding Bonds, Virginia Pooled Financing (Moral Obligation Insured),
5.00%, 11/1/23	$1,000	$1,112
Virginia State Small Business Financing Authority Revenue Refunding Bonds, National Senior Campuses,
5.00%, 1/1/22	500	511
5.00%, 1/1/23	500	534
		163,223
Washington – 2.9%
Central Puget Sound Regional Transit Authority Variable Sales & Use TRB, Series S-2A, Green Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 0.33%, 11/1/21(2) (5)	10,000	10,001
Central Puget Sound Regional Transit Authority Variable Sales & Use TRB, Series S-2B, Green Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 0.48%, 11/1/23(2) (5)	12,500	12,554
Seattle Municipal Light & Power Improvement Revenue Bonds,
5.00%, 4/1/22	3,420	3,545
Seattle Municipal Light & Power Improvement Revenue Refunding & Improvement Bonds, Series B,
5.00%, 2/1/22	11,400	11,723
Washington Federal Highway Grant Anticipation Revenue Bonds, Senior 520 Corridor Program,
5.00%, 9/1/23	3,000	3,305
Washington State G.O. Unlimited Bonds, Series C-Bid Group 1,
5.00%, 2/1/23	6,000	6,461
Washington State G.O. Unlimited Refunding Bonds, Motor Vehicle Fuel Tax,
5.00%, 7/1/21	20,450	20,450
Washington State G.O. Unlimited Refunding Bonds, Series R-2020A,
5.00%, 1/1/22	3,500	3,585
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
Washington – 2.9%continued
Washington State G.O. Unlimited Refunding Bonds, Series R-2020B,
5.00%, 1/1/22	$2,750	$2,817
Washington State G.O. Unlimited Refunding Bonds, Series R-2020C,
5.00%, 7/1/22	3,465	3,634
Washington State G.O. Unlimited Refunding Bonds, Series R-2020D,
5.00%, 7/1/22	10,405	10,912
Washington State G.O. Unlimited Refunding Bonds, Series R-2021B,
5.00%, 1/1/22	21,735	22,263
Washington State G.O. Unlimited Refunding Bonds, Series R-2021C,
5.00%, 8/1/23	15,500	17,055
		128,305
Wisconsin – 1.6%
Madison G.O. Unlimited Refunding Promissory Notes, Series A,
4.00%, 10/1/22	10,895	11,422
4.00%, 10/1/23	7,100	7,691
Milwaukee G.O. Unlimited Promissory Notes, Series N3,
5.00%, 4/1/24	12,515	14,114
Milwaukee G.O. Unlimited Promissory Refunding Notes, Series N4,
5.00%, 4/1/23	1,725	1,868
PFA Hospital Revenue Refunding Bonds, Renown Regional Medical Center Project,
5.00%, 6/1/22	275	287
5.00%, 6/1/23	345	376
Wisconsin G.O. Unlimited Refunding Bonds, Series 2,
5.00%, 11/1/23	1,100	1,222
Wisconsin State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/22	13,180	13,715
5.00%, 5/1/23	4,720	5,139
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2,
5.00%, 11/1/21	6,210	6,310

FIXED INCOME FUNDS    82    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.7%continued
Wisconsin – 1.6%continued
Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Advocate Aurora Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 0.68%, 7/31/24(2) (5)	$5,000	$5,043
Wisconsin State Housing & EDA Home Ownership Revenue Bonds, Social Bonds, Series A,
0.30%, 3/1/23	1,600	1,599
0.35%, 9/1/23	1,295	1,294
0.45%, 3/1/24	525	525
		70,605
Total Municipal Bonds
(Cost $2,761,209)		2,770,032

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(10) (11)	183,095,216	$183,095
Total Investment Companies
(Cost $183,095)		183,095

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 8.3%
Allen County Hospital Facilities Revenue Refunding Bonds, Series A, 5.00%, 8/1/21	$850	$853
Asset/Liability Commission General Revenue Refunding Bonds, Series A, 4.00%, 11/1/21	3,500	3,545
California State Infrastructure & Economic Development Bank Revenue Bonds (AMT), Brightline West Passenger, 0.45%, 7/1/21(1) (2) (5) (6)	20,000	20,000
California State Municipal Finance Authority Solid Waste Variable Revenue Refunding Bonds, Republic Services, Inc., Project, 0.16%, 9/1/21(2) (5) (6)	17,500	17,500
Clark County School District G.O. Limited Bonds, Series A, 6/15/22(4)	3,440	3,592
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 8.3%continued
Clear Creek Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 2.15%, 8/16/21(2) (5) (6)	$9,500	$9,522
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series U-2, Yale University Issue, 2.00%, 2/8/22(2) (5) (6)	10,000	10,110
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A, 2.05%, 7/12/21(2) (5) (6)	10,000	10,005
Contra Costa County Schools Pooled Cross Fiscal Year 2020-21 TRANS, Series A, 2.00%, 12/1/21	1,650	1,661
Cook County Sales Tax Revenue Refunding Bonds, Series A, 3.00%, 11/15/21	1,700	1,718
Deer Park Independent School District Variable G.O. Unlimited Bonds (PSF, Gtd.), 0.28%, 10/1/21(2) (5) (6)	3,000	3,000
Gahanna-Jefferson City School District COPS, School Facilities Project (BAM Insured), 2.00%, 12/1/21	715	720
Goose Creek Texas Consolidated Independent School District G.O. Unlimited Bonds, Series B (PSF, Gtd.), 1.30%, 8/16/21(2) (5) (6)	13,800	13,820
Hawaii State G.O. Unlimited Bonds, Series GA, 5.00%, 10/1/21	11,500	11,640
Humboldt County PCR Variable Revenue Refunding Bonds, Sierra Pacific Power Company, 1.85%, 4/15/22(2) (5) (6)	10,000	10,122
Illinois Development Finance Authority Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc., Project, 0.55%, 11/1/21(2) (5) (6)	6,000	6,007
Illinois State Finance Authority Green Revenue Bonds, 5.00%, 7/1/21	450	450

NORTHERN FUNDS QUARTERLY REPORT     83    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 8.3%continued
Illinois State Housing Development Authority MFH Revenue Bonds, Heather Ridge, 1.90%, 10/1/21(2) (5) (6)	$4,500	$4,519
Ivy Technology Community College Revenue Refunding Bonds, Series W, Student Fee, 4.00%, 7/1/21	650	650
Kentucky State Housing Corp. Variable Revenue Bonds, Beecher Phase I Project, 2.00%, 9/1/21(2) (5) (6)	6,000	6,018
Los Angeles County Schools Pooled Financing Program TRANS, 2.00%, 12/30/21	21,000	21,198
Louisa IDA Variable PCR Bonds, Virginia Electric, 1.80%, 4/1/22(2) (5) (6)	3,750	3,791
Louisiana State Gas & Fuels Second Lien Variable Revenue Refunding Bonds, Series D, 0.55%, 5/1/22(2) (5) (6)	20,000	20,003
Massachusetts State HFA Variable Revenue Bonds, Chestnut Park Project, 2.40%, 12/1/21(2) (5) (6)	3,000	3,028
Memphis Health Educational & Housing Facility Board MFH Variable Revenue Bonds, Burkle & Main Apartment, 1.40%, 5/1/22(2) (5) (6)	2,500	2,523
Miami-Dade County IDA Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management, 0.55%, 11/1/21(2) (5) (6)	2,750	2,753
Miami-Dade County IDA Solid Waste Disposal Variable Revenue Bonds, Waste Management, 0.45%, 11/1/21(2) (5) (6)	5,100	5,105
Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds (AMT), Republic Services, Inc. Project, 0.20%, 8/2/21(2) (5) (6)	12,750	12,750
Mission Economic Development Corp. Solid Waste Disposal Variable Revenue Refunding Bonds (AMT), Republic Services, Inc. Project, 0.20%, 8/2/21(2) (5) (6)	5,800	5,800
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 8.3%continued
Montgomery G.O. Unlimited Refunding Bonds, Series B, Warrants, 3.00%, 12/1/21	$1,800	$1,821
New London City G.O. Unlimited BANS, 2.00%, 3/17/22	12,600	12,765
New York City Housing Development Corp. MFH Revenue Bonds, Series G, Sustainable Neighborhood Bonds, 2.00%, 12/31/21(2) (5) (6)	2,890	2,905
New York City Housing Development Corp. MFH Variable Revenue Bonds, Series C-2, Sustainable Development Bonds, 0.23%, 4/29/22(2) (5) (6)	2,500	2,499
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport, 5.00%, 12/1/21	1,100	1,122
Northern Tobacco Securitization Corp. Settlement Revenue Refunding Senior Bonds, Series A, Class 1, 3.00%, 6/1/22	600	616
Nuveen AMT-Free Quality Municipal Income Fund Tax Exempt Preferreds, 0.33%, 7/8/21(2) (5) (12)	15,000	15,000
Ohio State HFA MFH Revenue Bonds, Sutter View Apartments, 1.62%, 7/1/21(2) (5) (6)	8,500	8,500
Oregon Business Development Commission Economic Development Revenue Bonds (AMT), 5.00%, 3/1/22(2) (5) (6)	43,400	44,716
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Series A (AMT), Waste Management, Inc. Project, 0.70%, 8/2/21(2) (5) (6)	7,000	7,003
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Waste Management Project, 2.80%, 12/1/21(2) (5) (6)	2,500	2,527

FIXED INCOME FUNDS    84    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 8.3%continued
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Variable Revenue Refunding Bonds, Series B, Republic Services, Inc. Project, 0.16%, 10/1/21(2) (5) (6)	$2,085	$2,085
Riverside County Office Education Pooled Cross Fiscal Year 2020-21 TRANS, Series A, 2.00%, 12/1/21	5,000	5,040
Rye City School District G.O. Unlimited BANS (State Aid Withholding), 1.75%, 7/1/21	18,150	18,150
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds, 5.00%, 12/15/21	2,000	2,042
Texas State Municipal Power Agency Revenue Refunding Bonds (AGM Insured), 9/1/21(4)	500	501
Texas State PFA G.O. Unlimited Bonds, Series A, 4.00%, 10/1/21	6,000	6,057
Texas State TRANS, 4.00%, 8/26/21	15,000	15,090
Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, First Tier, Series B, 4.00%, 10/1/21(2) (5) (6)	3,035	3,064
Traverse City Area Public Schools G.O. Unlimited Bonds, Series II, 3.00%, 5/1/22	2,075	2,124
Vermont State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 8/15/21	3,235	3,254
Total Short-Term Investments
(Cost $368,280)		369,284

Total Investments – 101.1%
(Cost $4,452,278)		4,469,997
Liabilities less Other Assets – (1.1%)		(50,579)
NET ASSETS – 100.0%		$4,419,418

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Variable rate security. Rate as of June 30, 2021 is disclosed.
(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2021.
(4)	When-Issued Security. Coupon rate is not in effect at June 30, 2021.
(5)	Maturity date represents the puttable date.
(6)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(7)	Maturity date represents the prerefunded date.
(8)	Security has converted to a fixed rate as of May 1, 2019, and will continue at a fixed rate going forward.
(9)	Zero coupon bond.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(11)	7-day current yield as of June 30, 2021 is disclosed.
(12)	Rate is determined by a remarketing agent and, in the agent’s judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

A.G. - Aktiengesellschaft (German: Stock Corporation)

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

B.V. - Besloten Vennootschap (Dutch: Private Limited Liability Company)

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

CMT - Constant Maturity

COPS - Certificates of Participation

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GANS - Grant Anticipation Notes

GARVEE - Grant Anticipation Revenue Vehicle

GNMA - Government National Mortgage Association

NORTHERN FUNDS QUARTERLY REPORT     85    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

Gtd. - Guaranteed

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IBC - Insured Bond Certificates

ICE - Intercontinental Exchange

IDA - Industrial Development Authority

IDB - Industrial Development Board

L.P. - Limited Partnership

LCRA - Lower Colorado River Authority

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LOC - Letter of Credit

MFH - Multi-Family Housing

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PLC - Public Limited Company

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

S.A. - Société Anonyme (French: Public Limited Company)

SCSDE - South Carolina State Department of Education

SFM - Single Family Mortgage

SIFMA - Securities Industry and Financial Markets Association

SOFR - Secured Overnight Financing Rate

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$25,281	$—	$25,281
Corporate Bonds(1)	—	870,782	—	870,782
Foreign Issuer Bonds(1)	—	251,523	—	251,523
Municipal Bonds(1)	—	2,770,032	—	2,770,032
Investment Companies	183,095	—	—	183,095
Short-Term Investments	—	369,284	—	369,284
Total Investments	$183,095	$4,286,902	$—	$4,469,997

(1)	Classifications as defined in the Schedule of Investments.

FIXED INCOME FUNDS    86    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$327,433	$755,718	$900,056	$—	$183,095	183,095,216
NORTHERN FUNDS QUARTERLY REPORT     87    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 6.3%
Auto Floor Plan – 0.4%
Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A
2.84%, 3/15/24	$4,300	$4,379
Nissan Master Owner Trust Receivables, Series 2019-B, Class A
(Floating, ICE LIBOR USD 1M + 0.43%), 0.50%, 11/15/23(1)	9,100	9,113
		13,492
Automobile – 2.9%
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A2A
0.60%, 12/18/23	1,900	1,903
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class A2
0.42%, 3/18/24	10,787	10,797
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class A2
0.28%, 6/18/24	9,000	9,004
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class A2
0.26%, 11/18/24	7,900	7,905
CarMax Auto Owner Trust, Series 2020-3, Class A2A
0.49%, 6/15/23	4,864	4,868
Chesapeake Funding II LLC, Series 2018-1A, Class A2
(Floating, ICE LIBOR USD 1M + 0.45%), 0.52%, 4/15/30(1) (2)	966	966
Chesapeake Funding II LLC, Series 2019-1A, Class A1
2.94%, 4/15/31(2)	2,482	2,503
Enterprise Fleet Financing LLC, Series 2018-2, Class A2
3.14%, 2/20/24(2)	100	100
Ford Credit Auto Owner Trust, Series 2020-A, Class A2
1.03%, 10/15/22	283	283
Ford Credit Auto Owner Trust, Series 2020-C, Class A2
0.25%, 9/15/23	6,042	6,045
GM Financial Automobile Leasing Trust, Series 2020-1, Class A3
1.67%, 12/20/22	2,720	2,737
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 6.3%continued
Automobile – 2.9%continued
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A2A
1.50%, 3/16/23	$183	$183
Santander Drive Auto Receivables Trust, Series 2020-2, Class A2A
0.62%, 5/15/23	402	402
Santander Drive Auto Receivables Trust, Series 2020-4, Class A2
0.42%, 9/15/23	7,366	7,369
Santander Drive Auto Receivables Trust, Series 2021-1, Class A2
0.29%, 11/15/23	8,406	8,409
Santander Drive Auto Receivables Trust, Series 2021-2, Class A2
0.28%, 4/15/24	4,000	4,003
Santander Retail Auto Lease Trust, Series 2021-B, Class A2
0.31%, 1/22/24(2)	14,500	14,493
Tesla Auto Lease Trust, Series 2020-A, Class A2
0.55%, 5/22/23(2)	1,332	1,334
Tesla Auto Lease Trust, Series 2021-A, Class A2
0.36%, 3/20/25(2)	14,100	14,107
Volkswagen Auto Loan Enhanced Trust, Series 2020-1, Class A2A
0.93%, 12/20/22	1,908	1,910
World Omni Auto Receivables Trust, Series 2021-B, Class A2
0.20%, 7/15/24	5,000	5,001
World Omni Automobile Lease Securitization Trust, Series 2020-B, Class A2
0.32%, 9/15/23	5,378	5,381
		109,703
Credit Card – 2.0%
American Express Credit Account Master Trust, Series 2017-5, Class A
(Floating, ICE LIBOR USD 1M + 0.38%), 0.45%, 2/18/25(1)	2,000	2,007
BA Credit Card Trust, Series 2021-A1, Class A1
0.44%, 9/15/26	4,500	4,489

FIXED INCOME FUNDS    88    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 6.3%continued
Credit Card – 2.0%continued
Barclays Dryrock Issuance Trust, Series 2019-1, Class A
1.96%, 5/15/25	$3,500	$3,565
Discover Card Execution Note Trust, Series 2019-A3, Class A
1.89%, 10/15/24	15,000	15,314
Golden Credit Card Trust, Series 2019-2A, Class A
(Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor), 0.42%, 10/15/23(1)	17,000	17,017
Synchrony Card Funding LLC, Series 2019-A1, Class A
2.95%, 3/15/25	11,500	11,723
World Financial Network Credit Card Master Trust, Series 2019-A, Class A
3.14%, 12/15/25	12,745	12,978
World Financial Network Credit Card Master Trust, Series 2019-B, Class A
2.49%, 4/15/26	4,000	4,086
World Financial Network Credit Card Master Trust, Series 2019-C, Class A
2.21%, 7/15/26	6,000	6,140
		77,319
Other – 1.0%
CCG Receivables Trust, Series 2018-2, Class A2
3.09%, 12/15/25	291	292
Dell Equipment Finance Trust, Series 2019-2, Class A2
1.95%, 12/22/21(2)	1,050	1,051
HPEFS Equipment Trust, Series 2019-1A, Class A3
2.21%, 9/20/29(2)	918	921
John Deere Owner Trust, Series 2020-B, Class A2
0.41%, 3/15/23	2,327	2,329
Verizon Master Trust, Series 2021-1, Class A
0.50%, 5/20/27	20,640	20,632
Verizon Owner Trust, Series 2019-A, Class A1A
2.93%, 9/20/23	2,860	2,894
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 6.3%continued
Other – 1.0%continued
Verizon Owner Trust, Series 2020-A, Class A1A
1.85%, 7/22/24	$8,500	$8,647
		36,766
Whole Loan – 0.0%
Gosforth Funding PLC, Series 2017-1A, Class A1A
(Floating, ICE LIBOR USD 3M + 0.47%), 0.60%, 12/19/59(1) (2)	4	4
Total Asset-Backed Securities
(Cost $235,918)		237,284

COMMERCIAL PAPER – 0.5%
Waste & Environment Services & Equipment – 0.5%
Waste Management, Inc.,
0.40%, 8/9/21(3) (4)	20,160	20,156
Total Commercial Paper
(Cost $20,151)		20,156

CORPORATE BONDS – 50.2%
Aerospace & Defense – 0.8%
Boeing (The) Co.,
2.30%, 8/1/21	24,231	24,266
2.35%, 10/30/21	499	502
1.17%, 2/4/23	4,400	4,418
		29,186
Airlines – 0.2%
Southwest Airlines Co.,
4.75%, 5/4/23	7,050	7,563
Apparel & Textile Products – 0.3%
VF Corp.,
2.05%, 4/23/22	9,925	10,060
Automobiles Manufacturing – 5.3%
American Honda Finance Corp.,
(Floating, ICE LIBOR USD 3M + 0.35%), 0.53%, 11/5/21 (1)	7,550	7,559
0.88%, 7/7/23	27,590	27,839
(Floating, ICE LIBOR USD 3M + 0.42%), 0.55%, 9/8/23 (1)	5,582	5,608
(Floating, ICE LIBOR USD 3M + 0.28%), 0.47%, 1/12/24 (1)	6,000	6,005
BMW U.S. Capital LLC,
3.40%, 8/13/21 (2)	1,935	1,942

NORTHERN FUNDS QUARTERLY REPORT     89    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.2% continued
Automobiles Manufacturing – 5.3%continued
3.80%, 4/6/23 (2)	$6,700	$7,089
(Floating, U.S. SOFR + 0.53%), 0.58%, 4/1/24 (1) (2)	14,300	14,422
Daimler Finance North America LLC,
(Floating, ICE LIBOR USD 3M + 0.90%), 1.06%, 2/15/22 (1) (2)	2,602	2,616
0.75%, 3/1/24 (2)	13,450	13,478
General Motors Financial Co., Inc.,
3.45%, 1/14/22	3,500	3,549
5.20%, 3/20/23	3,391	3,651
3.70%, 5/9/23	620	651
1.70%, 8/18/23	3,160	3,225
(Floating, U.S. SOFR + 0.76%), 0.80%, 3/8/24 (1)	7,400	7,452
Hyundai Capital America,
2.38%, 2/10/23 (2)	4,565	4,686
1.25%, 9/18/23 (2)	18,180	18,346
0.80%, 1/8/24 (2)	9,400	9,359
0.88%, 6/14/24 (2)	9,900	9,852
Nissan Motor Acceptance Corp.,
3.65%, 9/21/21 (2)	1,348	1,357
(Floating, ICE LIBOR USD 3M + 0.89%), 1.08%, 1/13/22 (1) (2)	3,519	3,527
Toyota Motor Credit Corp.,
(Floating, ICE LIBOR USD 3M + 0.69%), 0.88%, 1/11/22 (1)	400	401
2.90%, 3/30/23	4,500	4,700
Volkswagen Group of America Finance LLC,
2.90%, 5/13/22 (2)	10,000	10,212
0.75%, 11/23/22 (2)	13,700	13,748
3.13%, 5/12/23 (2)	17,270	18,034
		199,308
Banks – 3.1%
Capital One N.A.,
2.15%, 9/6/22	2,500	2,548
Citizens Bank N.A.,
3.25%, 2/14/22	6,150	6,249
KeyBank N.A.,
2.40%, 6/9/22	5,941	6,061
(Floating, U.S. SOFR + 0.34%), 0.39%, 1/3/24 (1)	17,650	17,666
(Variable, U.S. SOFR + 0.32%), 0.43%, 6/14/24 (5)	11,500	11,509
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.2% continued
Banks – 3.1%continued
PNC Bank N.A.,
(Floating, ICE LIBOR USD 3M + 0.50%), 0.68%, 7/27/22 (1)	$3,470	$3,488
(Floating, ICE LIBOR USD 3M + 0.43%), 0.55%, 12/9/22 (1)	7,500	7,514
Truist Bank,
2.63%, 1/15/22	1,180	1,193
(Floating, ICE LIBOR USD 3M + 0.59%), 0.75%, 5/17/22 (1)	4,808	4,832
Truist Financial Corp.,
3.05%, 6/20/22	13,000	13,322
(Floating, U.S. SOFR + 0.40%), 0.45%, 6/9/25 (1)	10,000	10,012
U.S. Bank N.A.,
(Floating, ICE LIBOR USD 3M + 0.18%), 0.37%, 1/21/22 (1)	22,094	22,113
Wells Fargo Bank N.A.,
(Floating, ICE LIBOR USD 3M + 0.66%), 0.78%, 9/9/22 (1)	9,000	9,012
(Variable, ICE LIBOR USD 3M + 0.65%), 2.08%, 9/9/22 (5)	1,015	1,018
		116,537
Biotechnology – 0.8%
Gilead Sciences, Inc.,
0.75%, 9/29/23	18,105	18,114
Roche Holdings, Inc.,
(Floating, U.S. SOFR + 0.24%), 0.28%, 3/5/24 (1) (2)	10,800	10,812
		28,926
Cable & Satellite – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital,
(Floating, ICE LIBOR USD 3M + 1.65%), 1.83%, 2/1/24 (1)	9,100	9,354
Comcast Corp.,
(Floating, ICE LIBOR USD 3M + 0.63%), 0.81%, 4/15/24 (1)	1,300	1,317
Cox Communications, Inc.,
2.95%, 6/30/23 (2)	2,755	2,871
		13,542
Chemicals – 0.5%
Ecolab, Inc.,
3.25%, 1/14/23	712	741

FIXED INCOME FUNDS    90    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.2% continued
Chemicals – 0.5%continued
LYB International Finance III LLC,
(Floating, ICE LIBOR USD 3M + 1.00%), 1.14%, 10/1/23 (1)	$19,660	$19,691
		20,432
Commercial Finance – 0.6%
Air Lease Corp.,
3.50%, 1/15/22	4,222	4,292
(Floating, ICE LIBOR USD 3M + 0.35%), 0.48%, 12/15/22 (1)	5,000	5,007
2.25%, 1/15/23	4,300	4,414
3.88%, 7/3/23	800	849
0.70%, 2/15/24	7,765	7,737
		22,299
Construction Materials Manufacturing – 0.2%
Martin Marietta Materials, Inc.,
7/15/23(6)	8,790	8,810
Consumer Finance – 1.7%
Capital One Bank U.S.A. N.A.,
(Variable, U.S. SOFR + 0.62%), 2.01%, 1/27/23 (5)	12,480	12,596
3.38%, 2/15/23	5,000	5,232
Capital One Financial Corp.,
3.50%, 6/15/23	4,600	4,864
Fidelity National Information Services, Inc.,
0.38%, 3/1/23	3,657	3,652
0.60%, 3/1/24	17,300	17,276
PayPal Holdings, Inc.,
2.20%, 9/26/22	3,090	3,164
1.35%, 6/1/23	16,520	16,813
		63,597
Consumer Products – 0.0%
Clorox (The) Co.,
3.80%, 11/15/21	1,500	1,519
Diversified Banks – 3.7%
Bank of America Corp.,
(Floating, ICE LIBOR USD 3M + 0.79%), 0.92%, 3/5/24 (1)	14,140	14,271
(Floating, Bloomberg Short-Term Bank Yield Index 3M + 0.43%), 0.54%, 5/28/24 (1)	40,000	40,024
(Floating, U.S. SOFR + 0.73%), 0.76%, 10/24/24 (1)	14,790	14,897
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.2% continued
Diversified Banks – 3.7%continued
Citigroup, Inc.,
(Floating, ICE LIBOR USD 3M + 1.07%), 1.20%, 12/8/21 (1)	$5,000	$5,019
(Variable, ICE LIBOR USD 3M + 0.72%), 3.14%, 1/24/23 (5)	2,825	2,868
(Floating, ICE LIBOR USD 3M + 1.10%), 1.26%, 5/17/24 (1)	190	193
(Floating, U.S. SOFR + 0.67%), 0.70%, 5/1/25 (1)	14,100	14,163
JPMorgan Chase & Co.,
3.25%, 9/23/22	2,561	2,653
(Variable, ICE LIBOR USD 3M + 0.70%), 3.21%, 4/1/23 (5)	13,300	13,589
(Variable, ICE LIBOR USD 3M + 0.94%), 2.78%, 4/25/23 (5)	1,000	1,019
(Floating, ICE LIBOR USD 3M + 0.89%), 1.06%, 7/23/24 (1)	31,330	31,759
(Floating, ICE LIBOR USD 3M + 0.85%), 1.04%, 1/10/25 (1)	1,305	1,322
		141,777
Electrical Equipment Manufacturing – 0.2%
Otis Worldwide Corp.,
(Floating, ICE LIBOR USD 3M + 0.45%), 0.60%, 4/5/23(1)	6,200	6,200
Entertainment Content – 0.2%
Fox Corp.,
3.67%, 1/25/22	4,054	4,134
Walt Disney (The) Co.,
1.65%, 9/1/22	2,300	2,336
2.35%, 12/1/22	38	39
		6,509
Financial Services – 4.3%
Ameriprise Financial, Inc.,
3.00%, 3/22/22	7,680	7,832
Ares Capital Corp.,
3.50%, 2/10/23	500	519
Charles Schwab (The) Corp.,
(Floating, U.S. SOFR + 0.50%), 0.55%, 3/18/24 (1)	13,860	13,961
0.75%, 3/18/24	6,680	6,718
Goldman Sachs Group (The), Inc.,
(Floating, ICE LIBOR USD 3M + 0.75%), 0.90%, 2/23/23 (1)	7,160	7,224

NORTHERN FUNDS QUARTERLY REPORT     91    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.2% continued
Financial Services – 4.3%continued
(Floating, ICE LIBOR USD 3M + 1.00%), 1.18%, 7/24/23 (1)	$2,000	$2,016
(Floating, U.S. SOFR + 0.54%), 0.57%, 11/17/23 (1)	22,652	22,665
(Floating, U.S. SOFR + 0.81%), 0.86%, 3/9/27 (1)	30,000	29,949
Intercontinental Exchange, Inc.,
0.70%, 6/15/23	7,665	7,699
Morgan Stanley,
2.75%, 5/19/22	2,250	2,300
3.13%, 1/23/23	1,800	1,877
(Variable, U.S. SOFR + 0.62%), 0.73%, 4/5/24 (5)	19,600	19,641
Nasdaq, Inc.,
0.45%, 12/21/22	3,370	3,369
National Securities Clearing Corp.,
0.40%, 12/7/23 (2)	34,000	34,035
State Street Corp.,
(Variable, ICE LIBOR USD 3M + 0.64%), 2.65%, 5/15/23 (5)	825	841
TD Ameritrade Holding Corp.,
2.95%, 4/1/22	63	64
		160,710
Food & Beverage – 1.6%
Cargill, Inc.,
1.38%, 7/23/23 (2)	500	509
0.40%, 2/2/24 (2)	26,500	26,346
General Mills, Inc.,
(Floating, ICE LIBOR USD 3M + 1.01%), 1.20%, 10/17/23 (1)	670	682
J.M. Smucker (The) Co.,
3.50%, 10/15/21	2,000	2,019
3.00%, 3/15/22	4,000	4,074
Keurig Dr. Pepper, Inc.,
0.75%, 3/15/24	21,700	21,724
PepsiCo, Inc.,
(Floating, ICE LIBOR USD 3M + 0.53%), 0.68%, 10/6/21 (1)	4,000	4,006
		59,360
Hardware – 0.8%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23	18,500	20,070
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.2% continued
Hardware – 0.8%continued
Hewlett Packard Enterprise Co.,
(Floating, ICE LIBOR USD 3M + 0.72%), 0.87%, 10/5/21 (1)	$1,495	$1,496
2.25%, 4/1/23	2,600	2,677
4.45%, 10/2/23	5,601	6,057
		30,300
Health Care Facilities & Services – 0.3%
Cigna Corp.,
(Floating, ICE LIBOR USD 3M + 0.89%), 1.07%, 7/15/23 (1)	10,300	10,437
CVS Health Corp.,
3.50%, 7/20/22	1,250	1,285
3.70%, 3/9/23	253	267
		11,989
Homebuilders – 0.1%
D.R. Horton, Inc.,
4.38%, 9/15/22	2,000	2,073
Lennar Corp.,
4.88%, 12/15/23	2,850	3,102
		5,175
Industrial Other – 0.1%
3M Co.,
2.00%, 6/26/22	715	728
Honeywell International, Inc.,
1.85%, 11/1/21	300	301
(Floating, ICE LIBOR USD 3M + 0.23%), 0.38%, 8/19/22 (1)	3,500	3,501
		4,530
Integrated Oils – 0.9%
BP Capital Markets America, Inc.,
2.94%, 4/6/23	2,200	2,295
Chevron Corp.,
1.14%, 5/11/23	8,262	8,385
Chevron U.S.A., Inc.,
(Floating, ICE LIBOR USD 3M + 0.20%), 0.36%, 8/11/23 (1)	21,867	21,955
Exxon Mobil Corp.,
1.90%, 8/16/22	400	407
1.57%, 4/15/23	55	56
		33,098

FIXED INCOME FUNDS    92    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.2% continued
Life Insurance – 7.9%
AIG Global Funding,
0.45%, 12/8/23 (2)	$25,230	$25,182
Athene Global Funding,
1.20%, 10/13/23 (2)	26,900	27,203
(Floating, ICE LIBOR USD 3M + 0.73%), 0.93%, 1/8/24 (1) (2)	35,000	35,220
Brighthouse Financial Global Funding,
0.60%, 6/28/23 (2)	13,940	13,936
(Floating, U.S. SOFR + 0.76%), 0.78%, 4/12/24 (1) (2)	4,300	4,331
MassMutual Global Funding II,
(Floating, ICE LIBOR USD 3M + 0.15%), 0.35%, 1/7/22 (1) (2)	22,286	22,301
0.85%, 6/9/23 (2)	11,000	11,113
MetLife, Inc.,
3.05%, 12/15/22	3,500	3,636
Metropolitan Life Global Funding I,
1.95%, 1/13/23 (2)	1,000	1,024
0.90%, 6/8/23 (2)	9,900	9,998
(Floating, U.S. SOFR + 0.32%), 0.34%, 1/7/24 (1) (2)	25,700	25,771
New York Life Global Funding,
(Floating, ICE LIBOR USD 3M + 0.28%), 0.47%, 1/21/22 (1) (2)	10,615	10,634
(Floating, U.S. SOFR + 0.36%), 0.38%, 10/21/23 (1) (2)	35,000	35,114
Northwestern Mutual Global Funding,
(Floating, U.S. SOFR + 0.33%), 0.38%, 3/25/24 (1) (2)	22,100	22,151
Principal Life Global Funding II,
(Floating, U.S. SOFR + 0.45%), 0.47%, 4/12/24 (1) (2)	7,000	7,012
Protective Life Global Funding,
0.63%, 10/13/23 (2)	20,800	20,849
0.78%, 7/5/24 (2)	13,300	13,296
Security Benefit Global Funding,
1.25%, 5/17/24	9,300	9,315
		298,086
Machinery Manufacturing – 0.8%
Caterpillar Financial Services Corp.,
(Floating, ICE LIBOR USD 3M + 0.22%), 0.37%, 1/6/22 (1)	11,340	11,353
(Floating, ICE LIBOR USD 3M + 0.51%), 0.67%, 5/15/23 (1)	1,300	1,309
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.2% continued
Machinery Manufacturing – 0.8%continued
CNH Industrial Capital LLC,
3.88%, 10/15/21	$3,438	$3,470
1.95%, 7/2/23	7,850	8,047
John Deere Capital Corp.,
3.20%, 1/10/22	6,690	6,799
		30,978
Managed Care – 0.4%
UnitedHealth Group, Inc.,
0.55%, 5/15/24	17,000	16,976
Mass Merchants – 0.0%
Dollar Tree, Inc.,
3.70%, 5/15/23	270	285
Medical Equipment & Devices Manufacturing – 0.2%
Abbott Laboratories,
2.55%, 3/15/22	500	508
Becton Dickinson and Co.,
(Floating, ICE LIBOR USD 3M + 1.03%), 1.16%, 6/6/22 (1)	4,000	4,035
Stryker Corp.,
0.60%, 12/1/23	4,660	4,656
		9,199
Metals & Mining – 0.2%
Glencore Funding LLC,
4.13%, 3/12/24(2)	7,000	7,546
Pharmaceuticals – 0.8%
AbbVie, Inc.,
2.30%, 11/21/22	10,000	10,264
Bristol-Myers Squibb Co.,
0.54%, 11/13/23	18,500	18,522
Viatris, Inc.,
1.13%, 6/22/22 (2)	2,640	2,659
		31,445
Pipeline – 0.1%
Southern Natural Gas Co. LLC,
0.63%, 4/28/23(2)	3,580	3,583
Power Generation – 0.1%
Consumers Energy Co.,
0.35%, 6/1/23	5,320	5,310
Property & Casualty Insurance – 0.2%
American International Group, Inc.,
4.88%, 6/1/22	2,680	2,789

NORTHERN FUNDS QUARTERLY REPORT     93    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.2% continued
Property & Casualty Insurance – 0.2%continued
Aon Corp.,
2.20%, 11/15/22	$5,540	$5,676
		8,465
Real Estate – 0.5%
American Campus Communities Operating Partnership L.P.,
3.75%, 4/15/23	17,930	18,787
Refining & Marketing – 1.8%
Marathon Petroleum Corp.,
4.50%, 5/1/23	12,268	13,083
Phillips 66,
4.30%, 4/1/22	4,335	4,461
3.70%, 4/6/23	4,000	4,223
(Floating, ICE LIBOR USD 3M + 0.62%), 0.78%, 2/15/24 (1)	26,300	26,335
Valero Energy Corp.,
(Floating, ICE LIBOR USD 3M + 1.15%), 1.27%, 9/15/23 (1)	21,040	21,077
		69,179
Restaurants – 0.1%
Starbucks Corp.,
1.30%, 5/7/22	2,040	2,058
Retail - Consumer Discretionary – 0.1%
AutoZone, Inc.,
3.70%, 4/15/22	1,200	1,222
eBay, Inc.,
2.75%, 1/30/23	3,900	4,036
		5,258
Semiconductors – 1.2%
NVIDIA Corp.,
0.31%, 6/15/23	27,820	27,831
0.58%, 6/14/24	15,650	15,654
		43,485
Software & Services – 0.8%
Autodesk, Inc.,
3.60%, 12/15/22	1,031	1,068
Equifax, Inc.,
(Floating, ICE LIBOR USD 3M + 0.87%), 1.03%, 8/15/21 (1)	1,700	1,701
3.95%, 6/15/23	2,100	2,230
International Business Machines Corp.,
1.88%, 8/1/22	449	457
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.2% continued
Software & Services – 0.8%continued
Oracle Corp.,
2.40%, 9/15/23	$6,990	$7,248
Roper Technologies, Inc.,
0.45%, 8/15/22	3,160	3,162
salesforce.com, Inc.,
7/15/24 (6)	15,530	15,536
		31,402
Supermarkets & Pharmacies – 0.7%
7-Eleven, Inc.,
(Floating, ICE LIBOR USD 3M + 0.45%), 0.61%, 8/10/22 (1) (2)	5,000	5,002
0.80%, 2/10/24 (2)	23,000	22,943
		27,945
Transportation & Logistics – 0.6%
PACCAR Financial Corp.,
3.15%, 8/9/21	395	396
2.00%, 9/26/22	3,260	3,327
2.65%, 4/6/23	4,000	4,160
0.35%, 8/11/23	7,090	7,080
Ryder System, Inc.,
3.45%, 11/15/21	6,000	6,052
2.88%, 6/1/22	279	285
		21,300
Utilities – 6.4%
Ameren Illinois Co.,
0.38%, 6/15/23	11,000	10,992
American Electric Power Co., Inc.,
(Floating, ICE LIBOR USD 3M + 0.48%), 0.66%, 11/1/23 (1)	15,000	15,012
CenterPoint Energy Resources Corp.,
0.70%, 3/2/23	9,910	9,911
CenterPoint Energy, Inc.,
(Floating, U.S. SOFR + 0.65%), 0.68%, 5/13/24 (1)	7,080	7,110
Consolidated Edison, Inc.,
0.65%, 12/1/23	29,100	29,104
Dominion Energy, Inc.,
(Floating, ICE LIBOR USD 3M + 0.53%), 0.65%, 9/15/23 (1)	16,600	16,612
DTE Energy Co.,
0.55%, 11/1/22	10,000	10,019
2.25%, 11/1/22	4,200	4,294

FIXED INCOME FUNDS    94    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.2% continued
Utilities – 6.4%continued
Duke Energy Progress LLC,
(Floating, ICE LIBOR USD 3M + 0.18%), 0.34%, 2/18/22 (1)	$12,500	$12,500
Entergy Louisiana LLC,
0.62%, 11/17/23	11,400	11,417
Florida Power & Light Co.,
(Floating, ICE LIBOR USD 3M + 0.38%), 0.56%, 7/28/23 (1)	7,030	7,030
Mississippi Power Co.,
(Floating, U.S. SOFR + 0.30%), 0.35%, 6/28/24 (1)	8,000	8,004
NextEra Energy Capital Holdings, Inc.,
2.40%, 9/1/21	830	833
2.90%, 4/1/22	9,000	9,180
(Floating, ICE LIBOR USD 3M + 0.27%), 0.42%, 2/22/23 (1)	16,700	16,703
OGE Energy Corp.,
0.70%, 5/26/23	5,780	5,782
Ohio Power Co.,
5.38%, 10/1/21	1,000	1,012
ONE Gas, Inc.,
(Floating, ICE LIBOR USD 3M + 0.61%), 0.73%, 3/11/23 (1)	27,865	27,877
PPL Electric Utilities Corp.,
(Floating, ICE LIBOR USD 3M + 0.25%), 0.40%, 9/28/23 (1)	6,150	6,152
(Floating, U.S. SOFR + 0.33%), 0.38%, 6/24/24 (1)	10,710	10,713
Southern (The) Co.,
0.60%, 2/26/24	11,580	11,547
Virginia Electric and Power Co.,
2.95%, 1/15/22	2,400	2,419
WEC Energy Group, Inc.,
0.80%, 3/15/24	6,420	6,435
		240,658
Wireless Telecommunications Services – 1.2%
AT&T, Inc.,
(Floating, U.S. SOFR + 0.64%), 0.69%, 3/25/24 (1)	10,400	10,424
(Floating, ICE LIBOR USD 3M + 1.18%), 1.30%, 6/12/24 (1)	5,000	5,130
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.2% continued
Wireless Telecommunications Services – 1.2%continued
Verizon Communications, Inc.,
(Floating, U.S. SOFR + 0.50%), 0.55%, 3/22/24 (1)	$3,700	$3,728
(Floating, U.S. SOFR + 0.79%), 0.84%, 3/20/26 (1)	27,000	27,497
		46,779
Total Corporate Bonds
(Cost $1,893,701)		1,900,151

FOREIGN ISSUER BONDS – 32.9%
Auto Parts Manufacturing – 0.0%
Toyota Industries Corp.,
3.11%, 3/12/22(2)	1,900	1,934
Automobiles Manufacturing – 0.4%
Nissan Motor Co. Ltd.,
3.04%, 9/15/23 (2)	10,000	10,430
Toyota Motor Corp.,
2.16%, 7/2/22	3,400	3,465
		13,895
Banks – 13.9%
ANZ New Zealand International Ltd.,
1.90%, 2/13/23 (2)	11,500	11,784
3.40%, 3/19/24 (2)	7,000	7,511
Australia & New Zealand Banking Group Ltd.,
2.55%, 11/23/21	1,219	1,230
2.63%, 5/19/22	10	10
(Floating, ICE LIBOR USD 3M + 0.58%), 0.74%, 11/9/22 (1) (2)	2,193	2,208
Banque Federative du Credit Mutuel S.A.,
2.13%, 11/21/22 (2)	17,495	17,917
(Floating, ICE LIBOR USD 3M + 0.96%), 1.15%, 7/20/23 (1) (2)	7,050	7,161
Barclays Bank PLC,
1.70%, 5/12/22	5,770	5,836
Commonwealth Bank of Australia,
(Floating, ICE LIBOR USD 3M + 0.83%), 0.96%, 9/6/21 (1) (2)	9,604	9,617
(Floating, ICE LIBOR USD 3M + 0.70%), 0.83%, 3/10/22 (1) (2)	9,409	9,451
Cooperatieve Rabobank U.A.,
3.88%, 2/8/22	1,000	1,022

NORTHERN FUNDS QUARTERLY REPORT     95    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 32.9% continued
Banks – 13.9%continued
(Floating, ICE LIBOR USD 3M + 0.48%), 0.67%, 1/10/23 (1)	$3,000	$3,020
(Floating, U.S. SOFR + 0.30%), 0.32%, 1/12/24 (1)	16,700	16,750
Credit Suisse A.G.,
(Floating, U.S. SOFR + 0.45%), 0.48%, 2/4/22 (1)	20,650	20,684
0.50%, 2/2/24	11,850	11,801
DBS Group Holdings Ltd.,
2.85%, 4/16/22 (2)	7,600	7,742
Deutsche Bank A.G.,
4.25%, 10/14/21	19,600	19,812
5.00%, 2/14/22	700	719
DNB Bank ASA,
(Floating, ICE LIBOR USD 3M + 0.62%), 0.75%, 12/2/22 (1) (2)	6,600	6,646
2.15%, 12/2/22 (2)	8,035	8,245
Federation des Caisses Desjardins du Quebec,
(Floating, U.S. SOFR + 0.43%), 0.47%, 5/21/24 (1) (2)	27,400	27,472
ING Groep N.V.,
(Floating, ICE LIBOR USD 3M + 1.15%), 1.30%, 3/29/22 (1)	7,040	7,097
(Floating, U.S. SOFR + 1.01%), 1.06%, 4/1/27 (1)	27,000	27,279
Lloyds Banking Group PLC,
3.00%, 1/11/22	400	406
(Variable, ICE LIBOR USD 3M + 1.25%), 2.86%, 3/17/23 (5)	18,900	19,223
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.33%, 6/15/23 (5)	4,100	4,133
4.05%, 8/16/23	7,000	7,505
Macquarie Bank Ltd.,
2.10%, 10/17/22 (2)	6,000	6,138
0.44%, 12/16/22 (2)	28,500	28,518
National Australia Bank Ltd.,
3.38%, 9/20/21	2,600	2,617
3.70%, 11/4/21	3,560	3,599
(Floating, ICE LIBOR USD 3M + 0.89%), 1.08%, 1/10/22 (1) (2)	12,914	12,972
2.80%, 1/10/22	3,531	3,580
National Bank of Canada,
2.10%, 2/1/23	500	513
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 32.9% continued
Banks – 13.9%continued
Nationwide Building Society,
0.55%, 1/22/24 (2)	$14,000	$13,944
NatWest Markets PLC,
(Floating, U.S. SOFR + 0.53%), 0.56%, 8/12/24 (1) (2)	10,700	10,737
Nordea Bank Abp,
1.00%, 6/9/23 (2)	13,685	13,852
(Floating, ICE LIBOR USD 3M + 0.94%), 1.08%, 8/30/23 (1) (2)	1,400	1,416
0.63%, 5/24/24 (2)	27,900	27,899
Santander UK PLC,
(Floating, ICE LIBOR USD 3M + 0.66%), 0.82%, 11/15/21 (1)	3,000	3,007
Skandinaviska Enskilda Banken AB,
1.88%, 9/13/21	364	365
3.05%, 3/25/22 (2)	6,750	6,880
2.20%, 12/12/22 (2)	5,400	5,545
(Floating, ICE LIBOR USD 3M + 0.32%), 0.45%, 9/1/23 (1) (2)	18,600	18,628
Svenska Handelsbanken AB,
1.88%, 9/7/21	12,012	12,050
0.63%, 6/30/23 (2)	10,600	10,648
0.55%, 6/11/24 (2)	29,200	29,094
Swedbank AB,
2.80%, 3/14/22 (2)	4,600	4,680
1.30%, 6/2/23 (2)	5,480	5,561
0.60%, 9/25/23 (2)	24,500	24,508
Westpac Banking Corp.,
(Floating, ICE LIBOR USD 3M + 0.85%), 1.04%, 1/11/22 (1)	3,450	3,466
2.80%, 1/11/22	935	948
(Floating, ICE LIBOR USD 3M + 0.39%), 0.58%, 1/13/23 (1)	10,375	10,434
2.00%, 1/13/23	2,690	2,760
		526,640
Central Bank – 0.1%
Bank of England Euro Note,
0.50%, 4/28/23(2)	4,700	4,718
Commercial Finance – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.30%, 1/23/23	1,665	1,727
3.15%, 2/15/24	5,000	5,248
		6,975

FIXED INCOME FUNDS    96    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 32.9% continued
Diversified Banks – 10.7%
Bank of Montreal,
(Floating, ICE LIBOR USD 3M + 0.79%), 0.93%, 8/27/21 (1)	$14,581	$14,599
(Floating, ICE LIBOR USD 3M + 0.57%), 0.72%, 3/26/22 (1)	1,127	1,132
2.90%, 3/26/22	1,020	1,040
(Floating, U.S. SOFR + 0.68%), 0.73%, 3/10/23 (1)	9,500	9,584
Bank of Nova Scotia (The),
(Floating, ICE LIBOR USD 3M + 0.64%), 0.77%, 3/7/22 (1)	1,923	1,931
1.95%, 2/1/23	4,000	4,101
1.63%, 5/1/23	27,040	27,634
(Floating, U.S. SOFR + 0.55%), 0.59%, 3/2/26 (1)	40,000	39,991
Barclays PLC,
3.68%, 1/10/23	500	509
BNP Paribas S.A.,
2.95%, 5/23/22 (2)	6,100	6,245
3.50%, 3/1/23 (2)	10,000	10,490
3.80%, 1/10/24 (2)	1,100	1,180
Canadian Imperial Bank of Commerce,
(Floating, U.S. SOFR + 0.80%), 0.85%, 3/17/23 (1)	19,500	19,693
0.45%, 6/22/23	7,750	7,747
(Floating, ICE LIBOR USD 3M + 0.66%), 0.78%, 9/13/23 (1)	8,800	8,916
3.50%, 9/13/23	1,250	1,336
Credit Agricole S.A.,
3.75%, 4/24/23 (2)	19,710	20,843
HSBC Holdings PLC,
(Variable, ICE LIBOR USD 3M + 1.06%), 3.26%, 3/13/23 (5)	7,900	8,060
(Floating, ICE LIBOR USD 3M + 1.38%), 1.50%, 9/12/26 (1)	14,000	14,447
Macquarie Group Ltd.,
(Variable, ICE LIBOR USD 3M + 1.02%), 3.19%, 11/28/23 (2) (5)	2,646	2,740
Mitsubishi UFJ Financial Group, Inc.,
3.54%, 7/26/21	6,800	6,815
3.22%, 3/7/22	5,170	5,276
2.62%, 7/18/22	27,730	28,413
3.46%, 3/2/23	8,514	8,942
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 32.9% continued
Diversified Banks – 10.7%continued
Mizuho Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 1.14%), 1.26%, 9/13/21 (1)	$5,000	$5,010
2.27%, 9/13/21	1,300	1,305
(Floating, ICE LIBOR USD 3M + 0.84%), 1.02%, 7/16/23 (1)	2,100	2,113
(Floating, ICE LIBOR USD 3M + 0.85%), 0.97%, 9/13/23 (1)	7,800	7,855
(Floating, ICE LIBOR USD 3M + 0.61%), 0.74%, 9/8/24 (1)	20,100	20,202
Royal Bank of Canada,
(Floating, ICE LIBOR USD 3M + 0.36%), 0.55%, 1/17/23 (1)	2,500	2,513
(Floating, U.S. SOFR + 0.45%), 0.48%, 10/26/23 (1)	10,000	10,057
0.43%, 1/19/24	6,300	6,280
(Floating, U.S. SOFR + 0.57%), 0.60%, 4/27/26 (1)	35,900	35,952
Sumitomo Mitsui Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 1.11%), 1.30%, 7/14/21 (1)	800	800
2.06%, 7/14/21	10,168	10,175
(Floating, ICE LIBOR USD 3M + 1.14%), 1.33%, 10/19/21 (1)	716	718
2.78%, 10/18/22	2,261	2,331
0.51%, 1/12/24	2,500	2,490
Toronto-Dominion Bank (The),
(Floating, U.S. SOFR + 0.24%), 0.29%, 1/6/23 (1)	20,000	20,015
0.45%, 9/11/23	6,000	6,006
(Floating, U.S. SOFR + 0.36%), 0.40%, 3/4/24 (1)	20,000	20,017
		405,503
Electrical Equipment Manufacturing – 0.8%
Siemens Financieringsmaatschappij N.V.,
(Floating, U.S. SOFR + 0.43%), 0.48%, 3/11/24(1) (2)	30,750	30,967
Financial Services – 2.8%
Credit Suisse Group A.G.,
(Variable, ICE LIBOR USD 3M + 1.20%), 3.00%, 12/14/23 (2) (5)	10,000	10,326
LSEGA Financing PLC,
0.65%, 4/6/24 (2)	21,900	21,874

NORTHERN FUNDS QUARTERLY REPORT     97    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 32.9% continued
Financial Services – 2.8%continued
Sumitomo Mitsui Trust Bank Ltd.,
0.80%, 9/12/23 (2)	$20,200	$20,322
UBS A.G.,
0.38%, 6/1/23 (2)	5,040	5,035
(Floating, U.S. SOFR + 0.36%), 0.39%, 2/9/24 (1) (2)	19,000	19,072
0.45%, 2/9/24 (2)	11,450	11,391
UBS Group A.G.,
3.49%, 5/23/23 (2)	7,776	7,986
(Variable, ICE LIBOR USD 3M + 0.95%), 2.86%, 8/15/23 (2) (5)	10,000	10,262
		106,268
Food & Beverage – 0.5%
Coca-Cola Europacific Partners PLC,
0.50%, 5/5/23(2)	20,000	19,961
Government Development Banks – 0.8%
BNG Bank N.V.,
0.75%, 4/17/23 (2)	9,200	9,278
Japan Bank for International Cooperation,
1.63%, 10/17/22	4,400	4,473
1.75%, 1/23/23	6,400	6,541
Nederlandse Waterschapsbank N.V.,
1.50%, 8/27/21 (2)	3,000	3,006
Svensk Exportkredit AB,
0.75%, 4/6/23	6,300	6,347
		29,645
Government Regional – 0.1%
Kommuninvest I Sverige AB,
0.50%, 2/2/22(2)	2,800	2,805
Industrial Other – 0.2%
Element Fleet Management Corp.,
1.60%, 4/6/24(2)	5,800	5,894
Integrated Oils – 0.5%
BP Capital Markets PLC,
(Floating, ICE LIBOR USD 3M + 0.87%), 0.99%, 9/16/21 (1)	5,433	5,443
Saudi Arabian Oil Co.,
1.25%, 11/24/23 (2)	3,220	3,252
Shell International Finance B.V.,
0.38%, 9/15/23	6,050	6,046
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 32.9% continued
Integrated Oils – 0.5%continued
TotalEnergies Capital International S.A.,
2.22%, 7/12/21	$5,400	$5,402
		20,143
Medical Equipment & Devices Manufacturing – 0.1%
DH Europe Finance II S.a.r.l.,
2.05%, 11/15/22	2,400	2,455
Pharmaceuticals – 0.5%
GlaxoSmithKline Capital PLC,
0.53%, 10/1/23	8,600	8,631
Shire Acquisitions Investments Ireland DAC,
2.88%, 9/23/23	10,021	10,487
		19,118
Pipeline – 0.1%
Enbridge, Inc.,
(Floating, U.S. SOFR + 0.40%), 0.43%, 2/17/23(1)	2,730	2,735
Sovereigns – 0.2%
Denmark Government International Bond,
0.13%, 10/27/22(2)	8,000	7,990
Supranationals – 0.2%
Nordic Investment Bank,
0.38%, 5/19/23	6,500	6,509
Wireless Telecommunications Services – 0.2%
America Movil S.A.B. de C.V.,
3.13%, 7/16/22	1,300	1,336
Rogers Communications, Inc.,
(Floating, ICE LIBOR USD 3M + 0.60%), 0.73%, 3/22/22 (1)	1,500	1,504
4.10%, 10/1/23	4,900	5,238
		8,078
Wireline Telecommunications Services – 0.6%
Bell Telephone Co. of Canada or Bell Canada (The),
0.75%, 3/17/24	15,800	15,836
NTT Finance Corp.,
0.58%, 3/1/24 (2)	5,800	5,791
		21,627
Total Foreign Issuer Bonds
(Cost $1,239,027)		1,243,860

FIXED INCOME FUNDS    98    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 2.6% (7)
Fannie Mae – 0.8%
2.25%, 4/12/22	$3,705	$3,767
2.38%, 1/19/23	5,000	5,169
0.25%, 5/22/23	10,000	10,000
Pool #FM3019,
3.50%, 2/1/35	4,396	4,709
Pool #MA3932,
3.50%, 2/1/35	3,847	4,111
		27,756
Federal Farm Credit Bank – 0.5%
0.25%, 5/6/22	10,000	10,014
0.25%, 2/26/24	9,150	9,116
		19,130
Freddie Mac – 1.2%
Federal Home Loan Mortgage Corp.,
0.13%, 7/25/22	10,530	10,532
0.38%, 4/20/23	20,000	20,047
0.38%, 5/5/23	10,240	10,267
Pool #ZS8641,
2.50%, 2/1/32	5,451	5,712
		46,558
Government National Mortgage Association – 0.1%
Government National Mortgage Association, Series 2013-149, Class MA,
2.50%, 5/20/40	3,602	3,705
Total U.S. Government Agencies
(Cost $96,824)		97,149

U.S. GOVERNMENT OBLIGATIONS – 4.5%
U.S. Treasury Floating Rate Notes – 0.8%
(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 0.11%, 7/31/22(1)	29,000	29,016
U.S. Treasury Notes – 3.7%
2.63%, 12/15/21	9,000	9,105
1.38%, 1/31/22	9,585	9,659
2.13%, 5/15/22	10,000	10,177
1.75%, 7/15/22	5,000	5,085
1.88%, 8/31/22	18,000	18,364
1.63%, 11/15/22	7,000	7,141
1.63%, 12/15/22	50,000	51,063
0.13%, 1/31/23	1,870	1,868
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 4.5%continued
U.S. Treasury Notes – 3.7%continued
1.38%, 2/15/23	$7,300	$7,440
0.13%, 1/15/24	20,000	19,879
		139,781
Total U.S. Government Obligations
(Cost $167,145)		168,797

MUNICIPAL BONDS – 0.7%
California – 0.1%
California State Earthquake Authority Taxable Revenue Bonds, Series B,
1.33%, 7/1/22	3,000	3,030
Florida – 0.2%
Miami-Dade County Taxable Capital Asset Acquisition Special Obligation Revenue Bonds,
0.38%, 4/1/23	7,830	7,831
New York – 0.4%
New York State Transportation Development Corp. Special Facilities Taxable Revenue Refunding Bonds , Terminal 4 John F. Kennedy International Airport,
1.61%, 12/1/22	1,000	1,014
New York Taxable G.O. Unlimited Refunding Bonds, Series D, Fiscal 2021,
0.43%, 8/1/22	1,680	1,684
New York Taxable G.O. Unlimited Refunding Bonds, Series E, Fiscal 2021,
0.59%, 8/1/23	4,000	4,016
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series AAA,
1.09%, 7/1/23	10,000	10,127
		16,841
Total Municipal Bonds
(Cost $27,493)		27,702

NORTHERN FUNDS QUARTERLY REPORT     99    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(8) (9)	110,314,173	$110,314
Total Investment Companies
(Cost $110,314)		110,314

Total Investments – 100.6%
(Cost $3,790,573)		3,805,413
Liabilities less Other Assets – (0.6%)		(24,483)
NET ASSETS – 100.0%		$3,780,930

(1)	Variable rate security. Rate as of June 30, 2021 is disclosed.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Discount rate at the time of purchase.
(4)	Restricted security.
(5)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2021.
(6)	When-Issued Security. Coupon rate is not in effect at June 30, 2021.
(7)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of June 30, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

A.G. - Aktiengesellschaft (German: Stock Corporation)

AB - Aktiebolag (Sweden: Corporation)

ASA - Aksjeselskap (Norway: Stock Company)

B.V. - Besloten Vennootschap (Dutch: Private Limited Liability Company)

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

ICE - Intercontinental Exchange

L.P. - Limited Partnership

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

MMY - Money Market Yield

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

S.A. - Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. - Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$237,284	$—	$237,284
Commercial Paper	—	20,156	—	20,156
Corporate Bonds(1)	—	1,900,151	—	1,900,151
Foreign Issuer Bonds(1)	—	1,243,860	—	1,243,860
U.S. Government Agencies(1)	—	97,149	—	97,149
U.S. Government Obligations(1)	—	168,797	—	168,797
Municipal Bonds(1)	—	27,702	—	27,702
Investment Companies	110,314	—	—	110,314
Total Investments	$110,314	$3,695,099	$—	$3,805,413

(1)	Classifications as defined in the Schedule of Investments.

FIXED INCOME FUNDS    100    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$131,487	$500,695	$521,868	$—	$110,314	110,314,173
NORTHERN FUNDS QUARTERLY REPORT     101    FIXED INCOME FUNDS

Schedule of Investments
U.S. GOVERNMENT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 6.1% (1)
Fannie Mae – 3.5%
Pool #555649,
7.50%, 10/1/32	$23	$26
Pool #BH9277,
3.50%, 2/1/48	208	220
Pool #BM1239,
3.50%, 2/1/32	106	114
Pool #BM5017,
3.00%, 3/1/30	112	119
Pool #FM1472,
3.50%, 3/1/34	138	149
Pool #FM1842,
3.50%, 6/1/34	78	84
Pool #FM1849,
3.50%, 12/1/33	300	322
Pool #FM1852,
3.00%, 7/1/33	131	138
Pool #FM1897,
3.00%, 9/1/32	375	394
Pool #FM3308,
3.00%, 4/1/32	113	119
		1,685
Freddie Mac – 1.1%
Pool #SB0084,
3.00%, 2/1/32	249	263
Pool #SB0215,
3.00%, 2/1/32	121	129
Pool #SB0216,
3.00%, 12/1/32	146	154
Pool #ZS7735,
2.00%, 1/1/32	2	2
		548
Freddie Mac Gold – 1.0%
Pool #C91831,
3.00%, 6/1/35	122	130
Pool #C91868,
3.50%, 4/1/36	137	147
Pool #D99701,
3.00%, 11/1/32	190	201
		478
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 6.1% (1)continued
Government National Mortgage Association – 0.3%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	$145	$152
Government National Mortgage Association I – 0.2%
Pool #676682,
4.50%, 6/15/25	41	43
Pool #782618,
4.50%, 4/15/24	14	15
Pool #783245,
5.00%, 9/15/24	16	16
Pool #783489,
5.00%, 6/15/25	6	6
		80
Total U.S. Government Agencies
(Cost $2,865)		2,943

U.S. GOVERNMENT OBLIGATIONS – 85.9%
U.S. Treasury Inflation Indexed Notes – 0.0%
0.53%, 4/15/24	5	5
0.13%, 7/15/30	5	6
		11
U.S. Treasury Notes – 85.9%
1.50%, 1/15/23	505	515
1.38%, 2/15/23	738	752
0.13%, 2/28/23	5,853	5,846
0.25%, 4/15/23	915	915
1.63%, 5/31/23	855	878
0.13%, 9/15/23	790	787
2.88%, 10/31/23	720	763
2.88%, 11/30/23	705	748
2.50%, 1/31/24	670	707
0.38%, 4/15/24	137	137
2.00%, 4/30/24	630	658
0.25%, 5/15/24	594	591
1.75%, 6/30/24	755	784
1.75%, 7/31/24	740	769
1.88%, 8/31/24	720	751
2.13%, 9/30/24	700	736
2.25%, 11/15/24	675	714
2.50%, 1/31/25	640	683
2.75%, 2/28/25	750	808
2.88%, 4/30/25	840	911

FIXED INCOME FUNDS    102    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 85.9%continued
U.S. Treasury Notes – 85.9%continued
2.88%, 5/31/25	$825	$896
0.25%, 7/31/25	850	834
0.50%, 2/28/26	6,611	6,511
1.13%, 2/29/28	9,793	9,764
1.63%, 5/15/31	4,197	4,261
		41,719
Total U.S. Government Obligations
(Cost $41,755)		41,730

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 6.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(2) (3)	3,314,414	$3,315
Total Investment Companies
(Cost $3,314)		3,315

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.0%
U.S. Treasury Bill, 0.09%, 7/8/21(4) (5)	$500	$500
	Total Short-Term Investments
	(Cost $500)	500

	Total Investments – 99.8%
	(Cost $48,434)	48,488
	Other Assets less Liabilities – 0.2%	106
	NET ASSETS – 100.0%	$48,594

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2021 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
At June 30, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
5-Year U.S. Treasury Note	18	$2,222	Long	09/21	$(9)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies(1)	$—	$2,943	$—	$2,943
U.S. Government Obligations(1)	—	41,730	—	41,730
Investment Companies	3,315	—	—	3,315
Short-Term Investments	—	500	—	500
Total Investments	$3,315	$45,173	$—	$48,488
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(9)	$—	$—	$(9)

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     103    FIXED INCOME FUNDS

Schedule of Investments
U.S. GOVERNMENT FUND continued	June 30, 2021 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,020	$17,971	$16,677	$—	$3,315	3,314,414
FIXED INCOME FUNDS    104    NORTHERN FUNDS QUARTERLY REPORT